UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—December 31, 2021

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2021
Vanguard Institutional Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	6
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, Vanguard Institutional Index Fund returned 28.67% for Institutional Shares and 28.69% for Institutional Plus Shares, closely tracking its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started to roll out shortly after the beginning of the year, helping hard-hit sectors such as hospitality, leisure, and travel begin to rebound, and more workers returned to the labor force. U.S. stocks turned in a strong performance even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	All 11 sectors recorded positive returns for the 12 months. Information technology, financial, health care, and consumer discretionary stocks contributed most to returns.
•	For the 10 years ended December 31, 2021, the fund posted average annual returns of 16.52% for Institutional Shares and 16.54% for Institutional Plus Shares, closely tracking the return of its target index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,116.50	$0.19
Institutional Plus Shares	1,000.00	1,116.60	0.11
Based on Hypothetical 5% Yearly Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,025.03	$0.18
Institutional Plus Shares	1,000.00	1,025.11	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Institutional Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $5,000,000
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Institutional Index Fund Institutional Shares	28.67%	18.44%	16.52%	$23,071,910
S&P 500 Index	28.71	18.47	16.55	23,128,728
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Index Fund Institutional Plus Shares	28.69%	18.46%	16.54%	$462,230,040
S&P 500 Index	28.71	18.47	16.55	462,574,560
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	450,503,240
See Financial Highlights for dividend and capital gains information.
4

Institutional Index Fund
Fund Allocation
As of December 31, 2021
Communication Services	10.1%
Consumer Discretionary	12.5
Consumer Staples	5.9
Energy	2.6
Financials	10.7
Health Care	13.3
Industrials	7.8
Information Technology	29.2
Materials	2.6
Real Estate	2.8
Utilities	2.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
5

Institutional Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (10.1%)
*	Alphabet Inc. Class A	2,262,705	6,555,147
*	Alphabet Inc. Class C	2,103,176	6,085,729
*	Meta Platforms Inc. Class A	17,799,005	5,986,695
*	Walt Disney Co.	13,668,638	2,117,135
*	Netflix Inc.	3,331,939	2,007,293
	Comcast Corp. Class A	34,297,337	1,726,185
	Verizon Communications Inc.	31,142,089	1,618,143
	AT&T Inc.	53,714,761	1,321,383
*	Charter Communications Inc. Class A	930,565	606,700
*	T-Mobile US Inc.	4,416,214	512,193
	Activision Blizzard Inc.	5,858,822	389,787
*	Match Group Inc.	2,129,411	281,615
	Electronic Arts Inc.	2,127,258	280,585
*	Twitter Inc.	6,014,761	259,958
*	Take-Two Interactive Software Inc.	867,081	154,098
	ViacomCBS Inc. Class B	4,561,879	137,678
*	Live Nation Entertainment Inc.	1,014,932	121,477
	Omnicom Group Inc.	1,600,903	117,298
	Interpublic Group of Cos. Inc.	2,962,138	110,932
	Fox Corp. Class A	2,384,066	87,972
	Lumen Technologies Inc.	6,929,557	86,966
	News Corp. Class A	3,868,973	86,317
*	DISH Network Corp. Class A	1,874,184	60,799
*	Discovery Inc. Class C	2,289,438	52,428
	Fox Corp. Class B	1,132,466	38,810
*,1	Discovery Inc. Class A	1,270,086	29,898
			30,833,221
Consumer Discretionary (12.5%)
*	Amazon.com Inc.	3,280,670	10,938,869
*	Tesla Inc.	6,118,762	6,466,185
	Home Depot Inc.	7,938,294	3,294,471
	NIKE Inc. Class B	9,611,825	1,602,003
	McDonald's Corp.	5,620,719	1,506,746
	Lowe's Cos. Inc.	5,208,306	1,346,243
	Starbucks Corp.	8,875,954	1,038,220
		Shares	Market Value• ($000)
	Target Corp.	3,670,992	849,614
*	Booking Holdings Inc.	308,898	741,117
	TJX Cos. Inc.	9,045,227	686,714
*	General Motors Co.	10,920,980	640,297
	Ford Motor Co.	29,526,612	613,268
	Dollar General Corp.	1,754,969	413,874
*	Chipotle Mexican Grill Inc. Class A	211,685	370,078
*	O'Reilly Automotive Inc.	506,815	357,928
*	Marriott International Inc. Class A	2,057,907	340,049
*	Aptiv plc	2,034,827	335,645
*	AutoZone Inc.	157,712	330,626
*	Hilton Worldwide Holdings Inc.	2,096,638	327,055
	eBay Inc.	4,708,722	313,130
	Yum! Brands Inc.	2,204,993	306,185
	Ross Stores Inc.	2,673,068	305,478
	DR Horton Inc.	2,451,684	265,885
*	Dollar Tree Inc.	1,691,752	237,725
	Lennar Corp. Class A	2,006,855	233,116
*	Etsy Inc.	953,676	208,798
	Tractor Supply Co.	856,088	204,263
*	Expedia Group Inc.	1,098,275	198,480
	VF Corp.	2,451,177	179,475
	Pool Corp.	301,548	170,676
	Best Buy Co. Inc.	1,665,040	169,168
*	Ulta Beauty Inc.	408,911	168,610
*	CarMax Inc.	1,219,172	158,773
	Garmin Ltd.	1,141,841	155,484
	Domino's Pizza Inc.	273,697	154,455
*	Caesars Entertainment Inc.	1,607,429	150,343
	Genuine Parts Co.	1,071,151	150,175
	Darden Restaurants Inc.	976,403	147,085
*	NVR Inc.	24,618	145,465
	Bath & Body Works Inc.	1,990,385	138,909
	MGM Resorts International	2,925,649	131,303
*	Royal Caribbean Cruises Ltd.	1,686,639	129,702
*	Carnival Corp.	6,045,605	121,638
	LKQ Corp.	2,019,487	121,230
	Advance Auto Parts Inc.	474,443	113,809
	PulteGroup Inc.	1,904,577	108,866
	Whirlpool Corp.	456,929	107,223
6

Institutional Index Fund
		Shares	Market Value• ($000)
	Hasbro Inc.	976,619	99,400
*	Las Vegas Sands Corp.	2,588,939	97,448
	Tapestry Inc.	2,068,098	83,965
	BorgWarner Inc. (XNYS)	1,804,750	81,340
*	Mohawk Industries Inc.	413,404	75,314
*	Wynn Resorts Ltd.	790,683	67,240
*	Penn National Gaming Inc.	1,249,407	64,782
	Newell Brands Inc.	2,847,838	62,197
*	Norwegian Cruise Line Holdings Ltd.	2,789,522	57,855
	PVH Corp.	533,264	56,873
	Ralph Lauren Corp. Class A	365,395	43,431
*	Under Armour Inc. Class A	1,425,701	30,211
*	Under Armour Inc. Class C	1,613,738	29,112
	Gap Inc.	1,612,425	28,459
	Lennar Corp. Class B	46,974	4,492
			38,076,570
Consumer Staples (5.8%)
	Procter & Gamble Co.	18,202,755	2,977,607
	Costco Wholesale Corp.	3,323,329	1,886,654
	PepsiCo Inc.	10,400,168	1,806,613
	Coca-Cola Co.	29,241,206	1,731,372
	Walmart Inc.	10,697,189	1,547,776
	Philip Morris International Inc.	11,710,681	1,112,515
	Mondelez International Inc. Class A	10,493,476	695,822
	Altria Group Inc.	13,818,078	654,839
	Estee Lauder Cos. Inc. Class A	1,742,956	645,242
	Colgate-Palmolive Co.	6,340,267	541,078
	Kimberly-Clark Corp.	2,533,083	362,028
	Constellation Brands Inc. Class A	1,235,718	310,128
	General Mills Inc.	4,556,371	307,008
	Sysco Corp.	3,856,327	302,915
	Archer-Daniels-Midland Co.	4,208,587	284,458
	Walgreens Boots Alliance Inc.	5,404,369	281,892
*	Monster Beverage Corp.	2,826,158	271,424
	Kroger Co.	5,090,193	230,382
	Hershey Co.	1,093,759	211,610
	Tyson Foods Inc. Class A	2,217,769	193,301
	Kraft Heinz Co.	5,340,016	191,707
	Church & Dwight Co. Inc.	1,836,056	188,196
	McCormick & Co. Inc.	1,874,667	181,112
	Kellogg Co.	1,924,899	124,002
	Conagra Brands Inc.	3,605,751	123,136
	Clorox Co.	673,685	117,464
	J M Smucker Co.	814,223	110,588
	Hormel Foods Corp.	2,124,447	103,694
	Brown-Forman Corp. Class B	1,373,472	100,071
	Lamb Weston Holdings Inc.	1,096,345	69,486
		Shares	Market Value• ($000)
	Campbell Soup Co.	1,523,826	66,225
	Molson Coors Beverage Co. Class B	1,416,582	65,659
			17,796,004
Energy (2.7%)
	Exxon Mobil Corp.	31,844,003	1,948,535
	Chevron Corp.	14,499,646	1,701,533
	ConocoPhillips	9,920,736	716,079
	EOG Resources Inc.	4,400,937	390,935
	Schlumberger NV	10,551,313	316,012
	Pioneer Natural Resources Co.	1,707,766	310,609
	Marathon Petroleum Corp.	4,630,261	296,290
	Phillips 66	3,295,801	238,814
	Kinder Morgan Inc.	14,667,060	232,620
	Valero Energy Corp.	3,075,202	230,978
	Devon Energy Corp.	4,735,729	208,609
	Williams Cos. Inc.	7,998,694	208,286
	ONEOK Inc.	3,354,122	197,088
	Occidental Petroleum Corp.	6,674,013	193,480
	Baker Hughes Co. Class A	6,573,126	158,149
	Halliburton Co.	6,731,763	153,955
	Hess Corp.	2,071,860	153,380
	Diamondback Energy Inc.	1,282,034	138,267
	Coterra Energy Inc.	6,127,290	116,419
	Marathon Oil Corp.	5,855,560	96,148
	APA Corp.	2,737,507	73,612
			8,079,798
Financials (10.6%)
*	Berkshire Hathaway Inc. Class B	13,775,427	4,118,853
	JPMorgan Chase & Co.	22,229,440	3,520,032
	Bank of America Corp.	54,173,311	2,410,171
	Wells Fargo & Co.	29,992,008	1,439,017
	Morgan Stanley	10,798,006	1,059,932
	BlackRock Inc.	1,074,139	983,439
	Goldman Sachs Group Inc.	2,545,592	973,816
	Charles Schwab Corp.	11,308,452	951,041
	Citigroup Inc.	14,925,863	901,373
	S&P Global Inc.	1,812,818	855,523
	American Express Co.	4,719,053	772,037
	Marsh & McLennan Cos. Inc.	3,797,704	660,117
	PNC Financial Services Group Inc.	3,179,380	637,529
	Chubb Ltd.	3,240,042	626,333
	CME Group Inc.	2,703,346	617,606
	Truist Financial Corp.	10,042,347	587,979
	Intercontinental Exchange Inc.	4,238,018	579,634
	US Bancorp	10,150,597	570,159
	Aon plc Class A (XNYS)	1,657,282	498,113
	Moody's Corp.	1,216,581	475,172
	Capital One Financial Corp.	3,201,407	464,492
	Progressive Corp.	4,400,793	451,741
	MSCI Inc. Class A	620,198	379,989
	American International Group Inc.	6,245,896	355,142

7

Institutional Index Fund
		Shares	Market Value• ($000)
	MetLife Inc.	5,378,743	336,118
	T Rowe Price Group Inc.	1,690,665	332,452
	Bank of New York Mellon Corp.	5,715,170	331,937
	Prudential Financial Inc.	2,843,693	307,801
*	SVB Financial Group	441,453	299,411
	Travelers Cos. Inc.	1,850,630	289,494
	First Republic Bank	1,348,640	278,508
	Aflac Inc.	4,578,434	267,335
	Arthur J Gallagher & Co.	1,559,143	264,540
	Discover Financial Services	2,204,455	254,747
	Ameriprise Financial Inc.	841,737	253,918
	Allstate Corp.	2,156,423	253,703
	Fifth Third Bancorp	5,144,451	224,041
	Willis Towers Watson plc	937,256	222,589
	Synchrony Financial	4,116,344	190,957
	State Street Corp.	2,046,094	190,287
	Northern Trust Corp.	1,562,196	186,854
	Nasdaq Inc.	880,578	184,930
	Hartford Financial Services Group Inc.	2,559,026	176,675
	Huntington Bancshares Inc.	10,879,285	167,759
	KeyCorp.	7,001,840	161,953
	Regions Financial Corp.	7,168,783	156,279
	Citizens Financial Group Inc.	3,204,204	151,399
	M&T Bank Corp.	967,304	148,559
	Signature Bank	455,935	147,481
	Raymond James Financial Inc.	1,394,514	140,009
	FactSet Research Systems Inc.	283,050	137,565
	Principal Financial Group Inc.	1,852,967	134,025
	Cincinnati Financial Corp.	1,127,429	128,448
	Brown & Brown Inc.	1,761,297	123,784
	MarketAxess Holdings Inc.	285,796	117,539
	Cboe Global Markets Inc.	801,222	104,479
	Lincoln National Corp.	1,277,256	87,185
	Loews Corp.	1,508,025	87,104
	W R Berkley Corp.	1,049,852	86,497
	Comerica Inc.	986,226	85,802
	Everest Re Group Ltd.	295,901	81,053
	Zions Bancorp NA	1,175,016	74,214
	Franklin Resources Inc.	2,111,477	70,713
	Assurant Inc.	429,476	66,938
	Globe Life Inc.	698,538	65,467
	Invesco Ltd.	2,568,729	59,132
	People's United Financial Inc.	3,225,899	57,486
			32,376,407
Health Care (13.2%)
	UnitedHealth Group Inc.	7,084,429	3,557,375
	Johnson & Johnson	19,802,264	3,387,573
	Pfizer Inc.	42,219,622	2,493,069
		Shares	Market Value• ($000)
	Thermo Fisher Scientific Inc.	2,964,026	1,977,717
	Abbott Laboratories	13,300,810	1,871,956
	AbbVie Inc.	13,297,945	1,800,542
	Eli Lilly & Co.	5,972,259	1,649,657
	Danaher Corp.	4,783,785	1,573,913
	Merck & Co. Inc.	19,000,040	1,456,163
	Medtronic plc	10,122,901	1,047,214
	Bristol-Myers Squibb Co.	16,696,112	1,041,003
	CVS Health Corp.	9,929,254	1,024,302
*	Intuitive Surgical Inc.	2,685,092	964,754
	Amgen Inc.	4,236,935	953,183
	Zoetis Inc.	3,558,881	868,474
	Anthem Inc.	1,825,678	846,275
	Gilead Sciences Inc.	9,435,636	685,121
	Stryker Corp.	2,525,440	675,353
*	Moderna Inc.	2,653,263	673,876
*	Edwards Lifesciences Corp.	4,696,143	608,385
	Cigna Corp.	2,492,962	572,459
	Becton Dickinson and Co.	2,160,123	543,228
*	Regeneron Pharmaceuticals Inc.	795,283	502,237
	HCA Healthcare Inc.	1,801,365	462,807
*	Boston Scientific Corp.	10,718,521	455,323
	Humana Inc.	966,839	448,478
*	Illumina Inc.	1,175,714	447,289
*	IDEXX Laboratories Inc.	637,859	420,005
*	Vertex Pharmaceuticals Inc.	1,912,503	419,986
*	IQVIA Holdings Inc.	1,437,096	405,462
*	DexCom Inc.	729,073	391,476
	Agilent Technologies Inc.	2,277,323	363,575
*	Align Technology Inc.	551,652	362,535
*	Centene Corp.	4,389,074	361,660
	Baxter International Inc.	3,766,013	323,275
*	Mettler-Toledo International Inc.	172,941	293,517
	ResMed Inc.	1,096,051	285,499
	McKesson Corp.	1,148,486	285,479
*	Biogen Inc.	1,104,969	265,104
	West Pharmaceutical Services Inc.	557,297	261,378
*	Laboratory Corp. of America Holdings	719,874	226,192
	Cerner Corp.	2,213,173	205,537
	Zimmer Biomet Holdings Inc.	1,571,349	199,624
	PerkinElmer Inc.	949,057	190,817
	STERIS plc	752,317	183,121
*	Waters Corp.	458,762	170,935
*	Catalent Inc.	1,287,582	164,849
	Quest Diagnostics Inc.	922,678	159,632
	Cooper Cos. Inc.	370,869	155,372
	Bio-Techne Corp.	295,576	152,913
	AmerisourceBergen Corp. Class A	1,126,319	149,676
*	Hologic Inc.	1,908,664	146,127

8

Institutional Index Fund
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	379,437	142,964
	Viatris Inc.	9,098,167	123,098
*	ABIOMED Inc.	342,600	123,052
*	Bio-Rad Laboratories Inc. Class A	162,397	122,702
	Teleflex Inc.	352,022	115,632
	Cardinal Health Inc.	2,120,856	109,203
*	Incyte Corp.	1,411,568	103,609
	DENTSPLY SIRONA Inc.	1,646,669	91,868
*	Henry Schein Inc.	1,043,476	80,901
	Universal Health Services Inc. Class B	548,835	71,162
	Organon & Co.	1,906,843	58,063
*	DaVita Inc.	491,003	55,856
			40,329,582
Industrials (7.7%)
	Union Pacific Corp.	4,835,568	1,218,225
	United Parcel Service Inc. Class B	5,484,789	1,175,610
	Honeywell International Inc.	5,178,312	1,079,730
	Raytheon Technologies Corp.	11,258,732	968,926
	Caterpillar Inc.	4,068,975	841,220
*	Boeing Co.	4,155,369	836,559
	General Electric Co.	8,260,205	780,342
	3M Co.	4,334,587	769,953
	Deere & Co.	2,122,358	727,735
	Lockheed Martin Corp.	1,846,237	656,171
	CSX Corp.	16,683,454	627,298
	Norfolk Southern Corp.	1,830,459	544,946
	Illinois Tool Works Inc.	2,148,585	530,271
	Eaton Corp. plc	2,998,405	518,184
	Waste Management Inc.	2,894,860	483,152
	FedEx Corp.	1,838,423	475,490
	Northrop Grumman Corp.	1,120,940	433,882
	Johnson Controls International plc	5,330,710	433,440
	Emerson Electric Co.	4,496,742	418,062
	IHS Markit Ltd.	3,000,141	398,779
	Roper Technologies Inc.	793,514	390,298
	General Dynamics Corp.	1,743,270	363,419
	Trane Technologies plc	1,786,762	360,979
	Carrier Global Corp.	6,518,367	353,556
	L3Harris Technologies Inc.	1,476,008	314,744
	Parker-Hannifin Corp.	971,111	308,930
	Rockwell Automation Inc.	872,417	304,343
	Cintas Corp.	661,161	293,007
	Otis Worldwide Corp.	3,195,157	278,202
	Verisk Analytics Inc. Class A	1,212,374	277,306
	Fastenal Co.	4,326,324	277,144
	Equifax Inc.	917,728	268,702
	AMETEK Inc.	1,740,249	255,886
	Old Dominion Freight Line Inc.	700,722	251,125
		Shares	Market Value• ($000)
*	TransDigm Group Inc.	393,871	250,612
*	Copart Inc.	1,605,237	243,386
	Cummins Inc.	1,075,995	234,717
	Stanley Black & Decker Inc.	1,226,391	231,322
	PACCAR Inc.	2,611,647	230,504
	Republic Services Inc. Class A	1,574,425	219,554
	Fortive Corp.	2,697,489	205,791
	Dover Corp.	1,083,127	196,696
*	Southwest Airlines Co.	4,452,178	190,731
	Ingersoll Rand Inc.	3,065,085	189,637
*	Delta Air Lines Inc.	4,813,319	188,104
*	United Rentals Inc.	544,564	180,953
	Expeditors International of Washington Inc.	1,273,620	171,034
	WW Grainger Inc.	325,538	168,707
*	Generac Holdings Inc.	474,229	166,891
	Xylem Inc.	1,356,266	162,643
	Jacobs Engineering Group Inc.	980,916	136,573
	IDEX Corp.	571,601	135,081
	Westinghouse Air Brake Technologies Corp.	1,404,284	129,349
	JB Hunt Transport Services Inc.	632,428	129,268
	Masco Corp.	1,834,988	128,853
	Textron Inc.	1,656,784	127,904
	Quanta Services Inc.	1,070,614	122,757
	Fortune Brands Home & Security Inc.	1,021,789	109,229
*	United Airlines Holdings Inc.	2,438,025	106,737
	CH Robinson Worldwide Inc.	977,911	105,253
	Leidos Holdings Inc.	1,055,002	93,790
	Robert Half International Inc.	836,159	93,248
	Howmet Aerospace Inc.	2,896,935	92,209
	Pentair plc	1,243,822	90,836
	Allegion plc	675,249	89,430
*	American Airlines Group Inc.	4,874,336	87,543
	Snap-on Inc.	403,947	87,002
	A O Smith Corp.	1,003,418	86,143
	Rollins Inc.	1,701,625	58,213
	Huntington Ingalls Industries Inc.	301,065	56,221
	Nielsen Holdings plc	2,695,056	55,276
*	Alaska Air Group Inc.	940,672	49,009
			23,616,822
Information Technology (29.0%)
	Apple Inc.	117,237,512	20,817,865
	Microsoft Corp.	56,474,478	18,993,496
	NVIDIA Corp.	18,804,841	5,530,692
	Visa Inc. Class A	12,614,263	2,733,637
	Mastercard Inc. Class A	6,525,237	2,344,648
	Broadcom Inc.	3,096,175	2,060,226
*	Adobe Inc.	3,578,940	2,029,474
	Cisco Systems Inc.	31,724,618	2,010,389
	Accenture plc Class A	4,751,187	1,969,605
*	salesforce.com Inc.	7,363,985	1,871,409
*	PayPal Holdings Inc.	8,837,819	1,666,636

9

Institutional Index Fund
		Shares	Market Value• ($000)
	Intel Corp.	30,591,763	1,575,476
	QUALCOMM Inc.	8,424,583	1,540,603
	Intuit Inc.	2,129,912	1,370,002
	Texas Instruments Inc.	6,946,729	1,309,250
*	Advanced Micro Devices Inc.	9,083,537	1,307,121
	Applied Materials Inc.	6,791,862	1,068,767
	Oracle Corp.	12,131,914	1,058,024
*	ServiceNow Inc.	1,496,844	971,616
	International Business Machines Corp.	6,745,666	901,626
	Micron Technology Inc.	8,414,280	783,790
	Automatic Data Processing Inc.	3,169,672	781,578
	Lam Research Corp.	1,059,055	761,619
	Analog Devices Inc.	4,042,455	710,542
	Fidelity National Information Services Inc.	4,580,479	499,959
	KLA Corp.	1,140,574	490,572
*	Autodesk Inc.	1,653,759	465,020
*	Fiserv Inc.	4,469,668	463,907
	NXP Semiconductors NV	2,000,418	455,655
*	Synopsys Inc.	1,147,161	422,729
	TE Connectivity Ltd.	2,454,734	396,047
	Xilinx Inc.	1,864,589	395,349
	Amphenol Corp. Class A	4,498,877	393,472
*	Cadence Design Systems Inc.	2,084,700	388,484
*	Fortinet Inc.	1,020,756	366,860
	Microchip Technology Inc.	4,173,937	363,383
	Cognizant Technology Solutions Corp. Class A	3,951,108	350,542
	Motorola Solutions Inc.	1,270,453	345,182
	Paychex Inc.	2,414,086	329,523
	HP Inc.	8,669,613	326,584
	Global Payments Inc.	2,182,629	295,048
*	Keysight Technologies Inc.	1,385,617	286,144
*	EPAM Systems Inc.	426,671	285,208
*	ANSYS Inc.	656,317	263,262
*	Arista Networks Inc.	1,687,309	242,551
*	Zebra Technologies Corp. Class A	402,054	239,303
	Corning Inc.	5,777,997	215,115
	CDW Corp.	1,020,936	209,067
*	Gartner Inc.	618,592	206,808
	Teradyne Inc.	1,226,168	200,515
	Skyworks Solutions Inc.	1,242,281	192,727
*	Enphase Energy Inc.	1,014,833	185,654
*	VeriSign Inc.	726,743	184,462
	Seagate Technology Holdings plc	1,540,625	174,060
*	Tyler Technologies Inc.	308,186	165,789
*	Trimble Inc.	1,886,864	164,516
	Monolithic Power Systems Inc.	325,858	160,756
	Broadridge Financial Solutions Inc.	876,751	160,288
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	9,841,687	155,203
	NetApp Inc.	1,681,569	154,688
*	Teledyne Technologies Inc.	350,839	153,278
*	Western Digital Corp.	2,343,275	152,805
*	Paycom Software Inc.	362,069	150,327
*	Akamai Technologies Inc.	1,221,705	142,988
*	FleetCor Technologies Inc.	610,322	136,614
*	Qorvo Inc.	828,306	129,539
	NortonLifeLock Inc.	4,370,706	113,551
*	F5 Inc.	453,270	110,920
*	SolarEdge Technologies Inc.	395,311	110,912
*	Ceridian HCM Holding Inc.	1,025,142	107,086
*	PTC Inc.	795,921	96,426
	Jack Henry & Associates Inc.	556,870	92,992
	Citrix Systems Inc.	938,818	88,803
	Juniper Networks Inc.	2,448,316	87,429
*	DXC Technology Co.	1,895,844	61,027
*	IPG Photonics Corp.	268,397	46,202
*	GreenSky Inc. Class A	258,800	2,940
			88,546,362
Materials (2.6%)
	Linde plc	3,855,335	1,335,604
	Sherwin-Williams Co.	1,814,377	638,951
	Air Products and Chemicals Inc.	1,665,089	506,620
	Freeport-McMoRan Inc.	11,045,910	460,946
	Ecolab Inc.	1,875,356	439,940
	Newmont Corp.	5,998,201	372,008
	Dow Inc.	5,563,294	315,550
	DuPont de Nemours Inc.	3,897,198	314,816
	PPG Industries Inc.	1,785,741	307,933
	International Flavors & Fragrances Inc.	1,914,520	288,422
	Corteva Inc.	5,482,986	259,236
	Nucor Corp.	2,149,751	245,394
	Ball Corp.	2,436,396	234,552
	Vulcan Materials Co.	998,214	207,209
	Martin Marietta Materials Inc.	469,280	206,727
	Albemarle Corp.	879,876	205,689
	LyondellBasell Industries NV Class A	1,977,502	182,385
	Amcor plc	11,523,169	138,393
	Celanese Corp. Class A	818,628	137,579
	International Paper Co.	2,911,967	136,804
	Avery Dennison Corp.	623,380	135,005
	Eastman Chemical Co.	1,012,474	122,418
	CF Industries Holdings Inc.	1,613,259	114,187
	Mosaic Co.	2,785,087	109,426
	FMC Corp.	953,966	104,831
	Packaging Corp. of America	715,291	97,387
	Westrock Co.	2,009,475	89,140

10

Institutional Index Fund
		Shares	Market Value• ($000)
	Sealed Air Corp.	1,113,353	75,118
			7,782,270
Real Estate (2.8%)
	American Tower Corp.	3,425,535	1,001,969
	Prologis Inc.	5,561,004	936,251
	Crown Castle International Corp.	3,250,919	678,597
	Equinix Inc.	677,223	572,822
	Public Storage	1,147,463	429,794
	Simon Property Group Inc.	2,471,756	394,912
	Digital Realty Trust Inc.	2,134,624	377,551
	SBA Communications Corp. Class A	818,193	318,293
	Realty Income Corp.	4,255,175	304,628
	Welltower Inc.	3,274,009	280,812
*	CBRE Group Inc. Class A	2,517,387	273,162
	AvalonBay Communities Inc.	1,051,036	265,481
	Alexandria Real Estate Equities Inc.	1,060,670	236,487
	Equity Residential	2,566,804	232,296
	Weyerhaeuser Co.	5,634,389	232,024
	Extra Space Storage Inc.	1,007,097	228,339
	Mid-America Apartment Communities Inc.	866,009	198,697
	Duke Realty Corp.	2,864,579	188,031
	Essex Property Trust Inc.	489,193	172,308
	Ventas Inc.	3,001,887	153,456
	Healthpeak Properties Inc.	4,058,583	146,474
	UDR Inc.	2,185,160	131,088
	Boston Properties Inc.	1,068,584	123,079
	Kimco Realty Corp.	4,641,522	114,414
	Iron Mountain Inc.	2,180,603	114,111
*	Host Hotels & Resorts Inc.	5,376,050	93,490
	Regency Centers Corp.	1,158,940	87,326
	Federal Realty Investment Trust	526,948	71,834
	Vornado Realty Trust	1,199,257	50,201
			8,407,927
Utilities (2.5%)
	NextEra Energy Inc.	14,759,046	1,377,904
	Duke Energy Corp.	5,786,061	606,958
	Southern Co.	7,971,827	546,708
	Dominion Energy Inc.	6,091,957	478,584
	Exelon Corp.	7,359,164	425,065
	American Electric Power Co. Inc.	3,788,689	337,080
	Sempra Energy (XNYS)	2,402,086	317,748
		Shares	Market Value• ($000)
	Xcel Energy Inc.	4,052,084	274,326
	American Water Works Co. Inc.	1,365,525	257,893
	Public Service Enterprise Group Inc.	3,803,750	253,824
	Eversource Energy	2,586,386	235,309
	WEC Energy Group Inc.	2,372,810	230,329
	Consolidated Edison Inc.	2,660,806	227,020
	Edison International	2,857,825	195,047
	DTE Energy Co.	1,457,239	174,198
	Ameren Corp.	1,937,646	172,470
	FirstEnergy Corp.	4,095,229	170,321
	Entergy Corp.	1,511,709	170,294
	PPL Corp.	5,645,346	169,699
	CMS Energy Corp.	2,179,152	141,754
	CenterPoint Energy Inc.	4,727,821	131,953
	AES Corp.	5,012,006	121,792
	Evergy Inc.	1,723,391	118,242
	Alliant Energy Corp.	1,881,200	115,637
	Atmos Energy Corp.	996,706	104,425
	NiSource Inc.	2,955,004	81,588
	NRG Energy Inc.	1,842,689	79,383
	Pinnacle West Capital Corp.	850,682	60,050
			7,575,601
Total Common Stocks (Cost $96,986,976)			303,420,564
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.090% (Cost $1,192,474)	11,925,914	1,192,472
Total Investments (99.9%) (Cost $98,179,450)			304,613,036
Other Assets and Liabilities—Net (0.1%)			242,703
Net Assets (100%)			304,855,739
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,478,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $17,500,000 was received for securities on loan.

11

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	5,387	1,281,702	22,896

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/22	GSI	44,033	(0.109)[1]	—	(444)
State Street Corp.	8/31/23	BANA	65,100	(0.670)[2]	364	—
Williams Cos. Inc.	8/31/22	BANA	29,686	(0.470)[2]	455	—
					819	(444)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2021, the counterparties had deposited in segregated accounts cash of $2,420,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $96,986,976)	303,420,564
Affiliated Issuers (Cost $1,192,474)	1,192,472
Total Investments in Securities	304,613,036
Investment in Vanguard	9,719
Cash	9,328
Cash Collateral Pledged—Futures Contracts	61,951
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,250
Receivables for Investment Securities Sold	519,273
Receivables for Accrued Income	183,165
Receivables for Capital Shares Issued	371,732
Unrealized Appreciation—Over-the-Counter Swap Contracts	819
Total Assets	305,770,273
Liabilities
Payables for Investment Securities Purchased	922
Collateral for Securities on Loan	17,500
Payables for Capital Shares Redeemed	880,210
Payables to Vanguard	3,486
Variation Margin Payable—Futures Contracts	11,972
Unrealized Depreciation—Over-the-Counter Swap Contracts	444
Total Liabilities	914,534
Net Assets	304,855,739
At December 31, 2021, net assets consisted of:

Paid-in Capital	96,917,795
Total Distributable Earnings (Loss)	207,937,944
Net Assets	304,855,739

Institutional Shares—Net Assets
Applicable to 316,524,069 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	128,441,017
Net Asset Value Per Share—Institutional Shares	$405.79

Institutional Plus Shares—Net Assets
Applicable to 434,732,141 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	176,414,722
Net Asset Value Per Share—Institutional Plus Shares	$405.80

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	3,947,258
Interest[2]	738
Securities Lending—Net	1,676
Total Income	3,949,672
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,205
Management and Administrative—Institutional Shares	36,925
Management and Administrative—Institutional Plus Shares	25,060
Marketing and Distribution—Institutional Shares	3,145
Marketing and Distribution—Institutional Plus Shares	2,072
Custodian Fees	1,000
Auditing Fees	32
Shareholders’ Reports—Institutional Shares	393
Shareholders’ Reports—Institutional Plus Shares	692
Trustees’ Fees and Expenses	78
Total Expenses	75,602
Net Investment Income	3,874,070
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	16,314,390
Futures Contracts	273,163
Swap Contracts	14,949
Realized Net Gain (Loss)	16,602,502
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	50,849,984
Futures Contracts	9,167
Swap Contracts	4,750
Change in Unrealized Appreciation (Depreciation)	50,863,901
Net Increase (Decrease) in Net Assets Resulting from Operations	71,340,473
1	Dividends are net of foreign withholding taxes of $534,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $742,000, ($12,000), $28,000, and ($83,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,479,377,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,874,070	4,282,979
Realized Net Gain (Loss)	16,602,502	8,788,933
Change in Unrealized Appreciation (Depreciation)	50,863,901	27,825,102
Net Increase (Decrease) in Net Assets Resulting from Operations	71,340,473	40,897,014
Distributions
Institutional Shares	(6,220,924)	(3,751,166)
Institutional Plus Shares	(8,234,215)	(4,332,922)
Total Distributions	(14,455,139)	(8,084,088)
Capital Share Transactions
Institutional Shares	(15,740,353)	(12,893,969)
Institutional Plus Shares	2,524,999	(906,093)
Net Increase (Decrease) from Capital Share Transactions	(13,215,354)	(13,800,062)
Total Increase (Decrease)	43,669,980	19,012,864
Net Assets
Beginning of Period	261,185,759	242,172,895
End of Period	304,855,739	261,185,759

See accompanying Notes, which are an integral part of the Financial Statements.
15

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$331.47	$290.23	$227.55	$243.46	$203.83
Investment Operations
Net Investment Income[1]	5.048	5.261	5.203	5.059	4.379
Net Realized and Unrealized Gain (Loss) on Investments	88.637	46.122	65.746	(15.434)	39.687
Total from Investment Operations	93.685	51.383	70.949	(10.375)	44.066
Distributions
Dividends from Net Investment Income	(5.199)	(5.273)	(5.550)	(4.837)	(4.436)
Distributions from Realized Capital Gains	(14.166)	(4.870)	(2.719)	(.698)	—
Total Distributions	(19.365)	(10.143)	(8.269)	(5.535)	(4.436)
Net Asset Value, End of Period	$405.79	$331.47	$290.23	$227.55	$243.46
Total Return	28.67%	18.39%	31.46%	-4.42%	21.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$128,441	$119,012	$116,814	$104,296	$140,591
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.035%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.83%	1.98%	2.03%	1.96%
Portfolio Turnover Rate[2]	3%	4%	4%	6%	5%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$331.48	$290.25	$227.57	$243.48	$203.84
Investment Operations
Net Investment Income[1]	5.117	5.310	5.252	5.167	4.414
Net Realized and Unrealized Gain (Loss) on Investments	88.627	46.108	65.739	(15.503)	39.705
Total from Investment Operations	93.744	51.418	70.991	(10.336)	44.119
Distributions
Dividends from Net Investment Income	(5.256)	(5.318)	(5.592)	(4.876)	(4.479)
Distributions from Realized Capital Gains	(14.168)	(4.870)	(2.719)	(.698)	—
Total Distributions	(19.424)	(10.188)	(8.311)	(5.574)	(4.479)
Net Asset Value, End of Period	$405.80	$331.48	$290.25	$227.57	$243.48
Total Return	28.69%	18.41%	31.48%	-4.41%	21.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$176,415	$142,174	$125,359	$95,707	$91,567
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.84%	1.99%	2.05%	1.98%
Portfolio Turnover Rate[2]	3%	4%	4%	6%	5%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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Institutional Index Fund
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Institutional Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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Institutional Index Fund
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $9,719,000, representing less than 0.01% of the fund’s net assets and 3.89% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	303,420,564	—	—	303,420,564
Temporary Cash Investments	1,192,472	—	—	1,192,472
Total	304,613,036	—	—	304,613,036
Derivative Financial Instruments
Assets
Futures Contracts[1]	22,896	—	—	22,896
Swap Contracts	—	819	—	819
Total	22,896	819	—	23,715
Liabilities
Swap Contracts	—	444	—	444
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	7,291,816
Total Distributable Earnings (Loss)	(7,291,816)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	97,955
Undistributed Long-Term Gains	1,488,957
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	206,351,032
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Institutional Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	4,355,593	4,324,881
Long-Term Capital Gains	10,099,546	3,759,207
Total	14,455,139	8,084,088
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	98,262,005
Gross Unrealized Appreciation	211,020,701
Gross Unrealized Depreciation	(4,669,669)
Net Unrealized Appreciation (Depreciation)	206,351,032
E.	During the year ended December 31, 2021, the fund purchased $9,612,210,000 of investment securities and sold $33,062,352,000 of investment securities, other than temporary cash investments. Purchases and sales include $511,581,000 and $8,816,615,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $1,169,593,000 and sales were $797,624,000, resulting in net realized gain of $2,444,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	14,069,993	38,135	16,030,122	57,378
Issued in Lieu of Cash Distributions	5,724,040	14,937	3,469,785	12,450
Redeemed	(35,534,386)	(95,588)	(32,393,876)	(113,270)
Net Increase (Decrease)—Institutional Shares	(15,740,353)	(42,516)	(12,893,969)	(43,442)
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Institutional Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Plus Shares
Issued	26,784,719	72,216	20,850,601	73,122
Issued in Lieu of Cash Distributions	7,927,526	20,596	4,174,182	14,912
Redeemed	(32,187,246)	(86,981)	(25,930,876)	(91,033)
Net Increase (Decrease)—Institutional Plus Shares	2,524,999	5,831	(906,093)	(2,999)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Special 2021 tax information (unaudited) for Vanguard Institutional Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For corporate shareholders, 86.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund distributed $3,845,193,000 of qualified dividend income to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund distributed $10,884,350,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund distributed $98,595,000 of qualified business income to shareholders during the fiscal year.
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The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Institutional Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Institutional Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Institutional Index Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Institutional Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Institutional Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Institutional Index Fund or the timing of the issuance or sale of Vanguard Institutional Index Fund or in the determination or calculation of the equation by which Vanguard Institutional Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Institutional Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD GLOBAL EX-U.S. REAL ESTATE INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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Vanguard Marketing Corporation, Distributor.
Q940 022022

Annual Report   |   December 31, 2021
Vanguard Institutional Total Stock Market Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	6
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Vanguard Institutional Total Stock Market Index Fund returned 25.75% for both its Institutional Shares and Institutional Plus Shares for the 12 months ended December 31, 2021.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started to roll out shortly after the beginning of the year, helping hard-hit sectors such as hospitality, leisure, and travel begin to rebound, and more workers returned to the labor force. U.S. stocks turned in a strong performance even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.
•	All 11 stock sectors recorded positive returns for the 12 months. Technology, financial, and consumer discretionary stocks contributed most to the fund’s performance.
•	For the 10 years ended December 31, 2021, the fund posted average annual returns of 16.34% for Institutional Shares and 16.35% for Institutional Plus Shares.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,090.90	$0.16
Institutional Plus Shares	1,000.00	1,091.10	0.11
Based on Hypothetical 5% Yearly Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,025.05	$0.15
Institutional Plus Shares	1,000.00	1,025.11	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Institutional Total Stock Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $5,000,000
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Shares	25.75%	18.00%	16.34%	$22,704,690
Spliced Institutional Total Stock Market Index	25.72	18.00	16.31	22,660,788
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162
Spliced Institutional Total Stock Market Index: MSCI US Broad Market Index through January 14, 2013; and the CRSP US Total Market Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Plus Shares	25.75%	18.00%	16.35%	$454,739,580
Spliced Institutional Total Stock Market Index	25.72	18.00	16.31	453,215,760
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	450,503,240
See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	2.0%
Consumer Discretionary	15.9
Consumer Staples	4.7
Energy	2.8
Financials	10.9
Health Care	12.8
Industrials	12.8
Real Estate	3.7
Technology	29.0
Telecommunications	2.6
Utilities	2.8
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Institutional Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (2.0%)
	Linde plc	380,602	131,852
	Air Products and Chemicals Inc.	164,507	50,053
	Freeport-McMoRan Inc.	1,090,951	45,525
	Ecolab Inc.	191,782	44,990
	Newmont Corp.	591,636	36,693
	Dow Inc.	548,575	31,115
	International Flavors & Fragrances Inc.	188,822	28,446
	Fastenal Co.	427,127	27,362
	Nucor Corp.	212,112	24,213
	Albemarle Corp.	86,120	20,132
	LyondellBasell Industries NV Class A	196,216	18,097
	International Paper Co.	287,593	13,511
	Celanese Corp. Class A	80,142	13,469
	Avery Dennison Corp.	61,143	13,242
	Eastman Chemical Co.	98,273	11,882
	CF Industries Holdings Inc.	157,558	11,152
	Mosaic Co.	275,777	10,835
	FMC Corp.	93,291	10,252
	Steel Dynamics Inc.	137,388	8,528
	Alcoa Corp.	136,884	8,156
	Reliance Steel & Aluminum Co.	45,722	7,417
*	Cleveland-Cliffs Inc.	335,915	7,313
	Olin Corp.	107,752	6,198
	Royal Gold Inc.	48,803	5,135
	Huntsman Corp.	146,828	5,121
	Valvoline Inc.	134,879	5,030
	Scotts Miracle-Gro Co.	28,818	4,640
	US Steel Corp.	182,519	4,346
*	RBC Bearings Inc.	21,462	4,335
	Ashland Global Holdings Inc.	38,675	4,164
	Balchem Corp.	24,390	4,112
	UFP Industries Inc.	43,530	4,005
	Chemours Co.	116,973	3,926
	Element Solutions Inc.	157,815	3,832
*	Univar Solutions Inc.	128,219	3,635
	Avient Corp.	64,089	3,586
	Timken Co.	49,620	3,438
*	Hexcel Corp.	62,051	3,214
	Commercial Metals Co.	88,436	3,209
*	MP Materials Corp.	66,751	3,032
		Shares	Market Value• ($000)
	Sensient Technologies Corp.	29,634	2,965
*	Livent Corp.	120,916	2,948
	Mueller Industries Inc.	39,356	2,336
	Westlake Chemical Corp.	23,868	2,318
*	Arconic Corp.	69,134	2,282
	Quaker Chemical Corp.	9,806	2,263
	Cabot Corp.	39,115	2,198
	Hecla Mining Co.	397,219	2,074
*	Ingevity Corp.	28,516	2,045
	Tronox Holdings plc Class A	84,926	2,041
	Boise Cascade Co.	28,644	2,039
	NewMarket Corp.	5,936	2,034
	Stepan Co.	15,567	1,935
	Minerals Technologies Inc.	25,484	1,864
	GrafTech International Ltd.	146,749	1,736
	Innospec Inc.	18,742	1,693
	Compass Minerals International Inc.	26,266	1,342
	Materion Corp.	14,283	1,313
	Worthington Industries Inc.	22,578	1,234
*	GCP Applied Technologies Inc.	38,148	1,208
	Kaiser Aluminum Corp.	12,490	1,173
	Carpenter Technology Corp.	36,530	1,066
*	Kraton Corp.	22,478	1,041
	AdvanSix Inc.	20,329	961
	Schnitzer Steel Industries Inc. Class A	17,746	921
*	Coeur Mining Inc.	179,448	904
*	Energy Fuels Inc.	110,615	844
*	Sylvamo Corp.	27,902	778
*	Amyris Inc.	133,190	721
	Schweitzer-Mauduit International Inc.	22,284	666
*	Century Aluminum Co.	39,339	651
	Neenah Inc.	13,440	622
*	Uranium Energy Corp.	179,823	602
	Hawkins Inc.	15,169	598
	Resolute Forest Products Inc.	37,091	566
	Glatfelter Corp.	32,675	562
*	TimkenSteel Corp.	32,825	542

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	US Silica Holdings Inc.	56,262	529
	Verso Corp. Class A	19,116	517
*	Clearwater Paper Corp.	13,663	501
*	Koppers Holdings Inc.	15,390	482
	Ecovyst Inc.	46,844	480
*	Gatos Silver Inc.	35,454	368
	Haynes International Inc.	8,870	358
*	Intrepid Potash Inc.	8,217	351
*	Origin Materials Inc.	52,372	338
	Ryerson Holding Corp.	12,827	334
	American Vanguard Corp.	20,252	332
	Omega Flex Inc.	2,436	309
	Tredegar Corp.	24,492	290
*	Rayonier Advanced Materials Inc.	49,878	285
*	Northwest Pipe Co.	7,943	253
*	Alto Ingredients Inc.	49,220	237
*	Zymergen Inc.	34,569	231
*	Unifi Inc.	9,856	228
*	LSB Industries Inc.	18,600	206
*	Ur-Energy Inc.	140,240	171
	FutureFuel Corp.	21,259	162
	Olympic Steel Inc.	6,414	151
*	Synalloy Corp.	9,210	151
	Northern Technologies International Corp.	8,968	137
	Eastern Co.	4,309	108
*	NN Inc.	25,826	106
	Culp Inc.	10,134	96
	Friedman Industries Inc.	8,845	83
	Gold Resource Corp.	50,034	78
*	US Gold Corp.	8,013	72
*	Ampco-Pittsburgh Corp.	12,799	64
*	Westwater Resources Inc.	24,771	53
*	Universal Stainless & Alloy Products Inc.	6,638	52
*	Perma-Pipe International Holdings Inc.	5,795	50
*	Golden Minerals Co.	132,802	46
*	Marrone Bio Innovations Inc.	63,675	46
*	Comstock Mining Inc.	30,836	40
*	CPS Technologies Corp.	9,761	37
*	US Antimony Corp.	73,338	37
	United-Guardian Inc.	2,129	35
*	Hycroft Mining Holding Corp.	34,912	21
*	Hycroft Mining Holding Corp.Warrants Exp. 10/6/25	20,000	2
			710,706
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	319,873	1,066,565
*	Tesla Inc.	596,090	629,936
	Home Depot Inc.	775,328	321,769
*	Walt Disney Co.	1,348,529	208,874
*	Netflix Inc.	328,589	197,955
	Costco Wholesale Corp.	327,779	186,080
	NIKE Inc. Class B	948,322	158,057
	Walmart Inc.	1,036,223	149,931
		Shares	Market Value• ($000)
	McDonald's Corp.	555,990	149,044
	Lowe's Cos. Inc.	500,104	129,267
	Starbucks Corp.	872,010	101,999
	Target Corp.	355,343	82,241
*	Booking Holdings Inc.	30,446	73,047
	TJX Cos. Inc.	845,998	64,228
	Estee Lauder Cos. Inc. Class A	163,326	60,463
	Ford Motor Co.	2,908,643	60,413
*	General Motors Co.	968,706	56,795
*	Uber Technologies Inc.	1,076,834	45,152
	Dollar General Corp.	173,120	40,827
*	Airbnb Inc. Class A	243,884	40,604
	Activision Blizzard Inc.	578,469	38,486
*	O'Reilly Automotive Inc.	50,006	35,316
*	Chipotle Mexican Grill Inc. Class A	19,795	34,607
*	Lululemon Athletica Inc.	87,478	34,243
*	Marriott International Inc. Class A	205,014	33,877
*	Aptiv plc	199,502	32,908
*	AutoZone Inc.	15,504	32,502
*	Hilton Worldwide Holdings Inc.	206,345	32,188
	Yum! Brands Inc.	217,213	30,162
	Ross Stores Inc.	261,791	29,917
*	Trade Desk Inc. Class A	324,298	29,719
	eBay Inc.	441,775	29,378
	Electronic Arts Inc.	209,248	27,600
	DR Horton Inc.	249,833	27,094
*	Copart Inc.	157,721	23,914
*	Dollar Tree Inc.	165,845	23,305
	Lennar Corp. Class A	194,759	22,623
*	Roblox Corp. Class A	215,286	22,209
*	Etsy Inc.	93,651	20,504
	Tractor Supply Co.	84,493	20,160
*	Expedia Group Inc.	107,549	19,436
	VF Corp.	259,829	19,025
*	Southwest Airlines Co.	441,773	18,926
*	Delta Air Lines Inc.	465,831	18,205
	Best Buy Co. Inc.	162,549	16,515
*	Ulta Beauty Inc.	39,972	16,482
	Pool Corp.	28,060	15,882
	Garmin Ltd.	114,004	15,524
*	CarMax Inc.	119,199	15,523
	Domino's Pizza Inc.	26,927	15,196
*	Take-Two Interactive Software Inc.	85,142	15,131
	Genuine Parts Co.	105,458	14,785
*	Carvana Co. Class A	63,214	14,652
*	Burlington Stores Inc.	49,842	14,529
	Darden Restaurants Inc.	95,949	14,454
*	NVR Inc.	2,441	14,424
*	Caesars Entertainment Inc.	148,916	13,928
*	Rivian Automotive Inc. Class A	130,754	13,558
	ViacomCBS Inc. Class B	438,418	13,231
	MGM Resorts International	292,324	13,119
*	Live Nation Entertainment Inc.	109,191	13,069
	Bath & Body Works Inc.	184,471	12,874
*	Carnival Corp.	624,640	12,568

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Royal Caribbean Cruises Ltd.	157,487	12,111
	Omnicom Group Inc.	158,936	11,645
*,1	Lucid Group Inc.	303,915	11,564
*	Las Vegas Sands Corp.	306,543	11,538
	Advance Auto Parts Inc.	46,738	11,212
	Interpublic Group of Cos. Inc.	288,533	10,806
	LKQ Corp.	179,547	10,778
*,1	AMC Entertainment Holdings Inc. Class A	383,857	10,441
	Whirlpool Corp.	44,348	10,407
*	United Airlines Holdings Inc.	236,932	10,373
*	Wayfair Inc. Class A	54,419	10,338
	PulteGroup Inc.	175,959	10,058
	Hasbro Inc.	97,181	9,891
	Vail Resorts Inc.	30,067	9,859
*	Floor & Decor Holdings Inc. Class A	73,055	9,498
*	Liberty Media Corp.-Liberty Formula One Class C	148,989	9,422
	Williams-Sonoma Inc.	54,855	9,278
*	Lyft Inc. Class A	210,416	8,991
*	American Airlines Group Inc.	489,528	8,792
	Fox Corp. Class A	234,841	8,666
*	Five Below Inc.	41,529	8,592
	Tapestry Inc.	204,658	8,309
	Service Corp. International	114,294	8,114
	BorgWarner Inc. (XNYS)	178,461	8,043
*	SiteOne Landscape Supply Inc.	32,832	7,955
	Lear Corp.	43,195	7,903
	News Corp. Class A	348,983	7,786
*	Peloton Interactive Inc. Class A	212,849	7,611
*	Deckers Outdoor Corp.	20,586	7,541
*	Capri Holdings Ltd.	112,093	7,276
*	BJ's Wholesale Club Holdings Inc.	108,470	7,264
*,1	GameStop Corp. Class A	48,852	7,249
	Aramark	192,546	7,095
*	RH	12,790	6,855
	Tempur Sealy International Inc.	144,788	6,809
	Lithia Motors Inc. Class A	22,611	6,714
*	Wynn Resorts Ltd.	77,876	6,623
*	Penn National Gaming Inc.	126,840	6,577
	Toll Brothers Inc.	86,982	6,297
*	DraftKings Inc. Class A	228,496	6,277
	Newell Brands Inc.	285,297	6,231
	Gentex Corp.	176,361	6,146
	Wyndham Hotels & Resorts Inc.	66,429	5,955
	Churchill Downs Inc.	24,579	5,921
	Macy's Inc.	224,992	5,890
*	Liberty Media Corp.- Liberty SiriusXM Class C	115,276	5,862
*	Norwegian Cruise Line Holdings Ltd.	277,241	5,750
*	Avis Budget Group Inc.	27,560	5,715
		Shares	Market Value• ($000)
*	Mattel Inc.	264,521	5,703
	Rollins Inc.	166,400	5,693
*	Bright Horizons Family Solutions Inc.	44,508	5,603
	New York Times Co. Class A	115,871	5,597
	Kohl's Corp.	113,253	5,594
*	Planet Fitness Inc. Class A	60,571	5,487
*	Fox Factory Holding Corp.	31,752	5,401
	PVH Corp.	50,580	5,394
*	Crocs Inc.	42,037	5,390
	Nielsen Holdings plc	259,764	5,328
*	Discovery Inc. Class C	230,390	5,276
*	YETI Holdings Inc.	62,900	5,210
*	IAA Inc.	101,575	5,142
*	Zynga Inc. Class A	798,474	5,110
	Marriott Vacations Worldwide Corp.	29,032	4,906
	Dick's Sporting Goods Inc.	42,622	4,901
*	Alaska Air Group Inc.	92,273	4,807
	Polaris Inc.	43,675	4,800
	AMERCO	6,470	4,699
*	Scientific Games Corp. Class A	69,261	4,629
*	Goodyear Tire & Rubber Co.	210,589	4,490
	Texas Roadhouse Inc. Class A	50,255	4,487
*	Helen of Troy Ltd.	18,132	4,433
	Hanesbrands Inc.	265,037	4,431
*	Skechers USA Inc. Class A	101,779	4,417
	Nexstar Media Group Inc. Class A	29,229	4,413
*	AutoNation Inc.	36,968	4,320
	Harley-Davidson Inc.	114,272	4,307
*	Terminix Global Holdings Inc.	90,656	4,100
	Choice Hotels International Inc.	26,091	4,070
	Thor Industries Inc.	39,023	4,049
	Leggett & Platt Inc.	95,577	3,934
	Ralph Lauren Corp. Class A	33,043	3,927
	Wingstop Inc.	22,215	3,839
[1]	Sirius XM Holdings Inc.	603,079	3,830
*	Chewy Inc. Class A	64,555	3,807
	Fox Corp. Class B	111,079	3,807
*	Boyd Gaming Corp.	57,838	3,792
*	Endeavor Group Holdings Inc. Class A	108,458	3,784
	Gap Inc.	212,939	3,758
*	Victoria's Secret & Co.	65,980	3,665
	Murphy USA Inc.	18,310	3,648
	Travel + Leisure Co.	65,040	3,595
*	Hilton Grand Vacations Inc.	67,293	3,507
*	Hyatt Hotels Corp. Class A	34,976	3,354
*	Meritage Homes Corp.	27,364	3,340
	Foot Locker Inc.	75,751	3,305
	Signet Jewelers Ltd.	37,593	3,272
*,1	QuantumScape Corp. Class A	146,610	3,253

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Papa John's International Inc.	24,179	3,227
	Wendy's Co.	134,628	3,211
*	Skyline Champion Corp.	40,365	3,188
	Warner Music Group Corp. Class A	73,074	3,155
*	Chegg Inc.	101,391	3,113
	H&R Block Inc.	131,619	3,101
*	Under Armour Inc. Class A	146,045	3,095
*	Taylor Morrison Home Corp. Class A	87,922	3,074
*	Academy Sports & Outdoors Inc.	69,766	3,063
*	JetBlue Airways Corp.	214,577	3,056
	Carter's Inc.	29,776	3,014
*	National Vision Holdings Inc.	61,195	2,937
	TEGNA Inc.	158,167	2,936
	American Eagle Outfitters Inc.	112,961	2,860
*	Asbury Automotive Group Inc.	16,532	2,856
*	Callaway Golf Co.	103,630	2,844
*	Liberty Media Corp.- Liberty SiriusXM Class A	55,848	2,840
*,1	Luminar Technologies Inc. Class A	165,500	2,799
*	Sonos Inc.	93,393	2,783
	LCI Industries	17,466	2,722
	KB Home	60,603	2,711
	Steven Madden Ltd.	58,173	2,703
*	Discovery Inc. Class A	114,193	2,688
*	Under Armour Inc. Class C	148,453	2,678
*	Boot Barn Holdings Inc.	21,754	2,677
*	Coty Inc. Class A	249,855	2,623
*	Leslie's Inc.	110,161	2,606
*	Grand Canyon Education Inc.	30,127	2,582
	Dana Inc.	111,359	2,541
	Columbia Sportswear Co.	25,574	2,492
*	LGI Homes Inc.	16,088	2,485
	Group 1 Automotive Inc.	12,719	2,483
*	SeaWorld Entertainment Inc.	37,885	2,457
*	Ollie's Bargain Outlet Holdings Inc.	46,613	2,386
	MDC Holdings Inc.	42,678	2,383
*	Tri Pointe Homes Inc.	83,446	2,327
*	frontdoor Inc.	63,084	2,312
*	Six Flags Entertainment Corp.	54,070	2,302
*	Visteon Corp.	20,667	2,297
	Cracker Barrel Old Country Store Inc.	17,630	2,268
	Penske Automotive Group Inc.	20,486	2,197
*	Dorman Products Inc.	19,416	2,194
*	Madison Square Garden Sports Corp.	12,618	2,192
*	Allegiant Travel Co.	11,697	2,188
	MillerKnoll Inc.	55,464	2,174
*	Gentherm Inc.	24,747	2,151
		Shares	Market Value• ($000)
*	Cavco Industries Inc.	6,766	2,149
	Red Rock Resorts Inc. Class A	38,616	2,124
	Rent-A-Center Inc.	44,198	2,123
	Rush Enterprises Inc. Class A	37,423	2,082
*	Sabre Corp.	242,367	2,082
*	Figs Inc. Class A	73,921	2,037
*	TripAdvisor Inc.	73,629	2,007
	Qurate Retail Inc. Series A	263,675	2,004
*	Shake Shack Inc. Class A	27,681	1,997
*	Vista Outdoor Inc.	42,118	1,940
*	PROG Holdings Inc.	42,652	1,924
*	Coursera Inc.	78,650	1,922
	Kontoor Brands Inc.	37,340	1,914
*	Nordstrom Inc.	82,371	1,863
	John Wiley & Sons Inc. Class A	32,408	1,856
*	Spirit Airlines Inc.	84,901	1,855
	Winnebago Industries Inc.	24,392	1,827
	Graham Holdings Co. Class B	2,885	1,817
	Lennar Corp. Class B	18,956	1,813
*	Overstock.com Inc.	30,527	1,801
	Century Communities Inc.	21,842	1,786
*,1	Fisker Inc.	111,980	1,761
	Wolverine World Wide Inc.	59,600	1,717
	World Wrestling Entertainment Inc. Class A	34,702	1,712
	Levi Strauss & Co. Class A	67,109	1,680
*	Revolve Group Inc.	29,869	1,674
*	Sally Beauty Holdings Inc.	86,875	1,604
*	Knowles Corp.	68,170	1,592
*	Abercrombie & Fitch Co. Class A	45,471	1,584
*	Houghton Mifflin Harcourt Co.	97,758	1,574
*	iHeartMedia Inc. Class A	72,540	1,526
*	Everi Holdings Inc.	70,045	1,495
	Inter Parfums Inc.	13,918	1,488
*	Cheesecake Factory Inc.	37,930	1,485
*	Lions Gate Entertainment Corp. Class B	96,510	1,485
*	Madison Square Garden Entertainment Corp.	21,095	1,484
*	Bloomin' Brands Inc.	70,098	1,471
	Monro Inc.	25,066	1,461
*	KAR Auction Services Inc.	93,481	1,460
*	Cardlytics Inc.	22,022	1,455
*	SkyWest Inc.	35,762	1,405
*	iRobot Corp.	20,559	1,354
*	ODP Corp.	34,433	1,353
*	Driven Brands Holdings Inc.	39,866	1,340
	PriceSmart Inc.	18,301	1,339

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Urban Outfitters Inc.	45,121	1,325
	Acushnet Holdings Corp.	24,910	1,322
	Jack in the Box Inc.	15,022	1,314
*	ACV Auctions Inc. Class A	69,469	1,309
	HNI Corp.	30,919	1,300
*	Cinemark Holdings Inc.	78,198	1,261
*	elf Beauty Inc.	37,741	1,253
*	Sleep Number Corp.	16,312	1,249
	La-Z-Boy Inc.	34,295	1,245
	Oxford Industries Inc.	12,254	1,244
*	Brinker International Inc.	32,964	1,206
	Camping World Holdings Inc. Class A	29,656	1,198
	Gray Television Inc.	59,303	1,196
*	Central Garden & Pet Co. Class A	24,631	1,179
*	Dave & Buster's Entertainment Inc.	30,535	1,173
*	M/I Homes Inc.	18,714	1,164
*	Petco Health & Wellness Co. Inc. Class A	58,770	1,163
*	Stitch Fix Inc. Class A	59,693	1,129
*	2U Inc.	56,056	1,125
	Franchise Group Inc.	21,287	1,110
	Big Lots Inc.	24,576	1,107
*	Adtalem Global Education Inc.	37,240	1,101
*	Malibu Boats Inc. Class A	15,964	1,097
*,1	ContextLogic Inc. Class A	350,743	1,091
*	Liberty Media Corp.- Liberty Braves Class C	37,773	1,061
	Dillard's Inc. Class A	4,307	1,055
*	Stride Inc.	31,463	1,049
*	Bed Bath & Beyond Inc.	70,982	1,035
*	Bally's Corp.	26,952	1,026
	Strategic Education Inc.	17,714	1,025
	Sinclair Broadcast Group Inc. Class A	38,302	1,012
*	GoPro Inc. Class A	95,786	988
*	MarineMax Inc.	16,663	984
	Buckle Inc.	22,019	932
*	XPEL Inc.	13,506	922
*	Clear Channel Outdoor Holdings Inc.	276,549	915
*	EW Scripps Co. Class A	46,754	905
*	Selectquote Inc.	97,399	882
	Dine Brands Global Inc.	11,500	872
*	Clean Energy Fuels Corp.	139,516	855
*	Mister Car Wash Inc.	46,818	853
*	G-III Apparel Group Ltd.	30,377	840
*	Children's Place Inc.	10,443	828
	Sturm Ruger & Co. Inc.	12,167	828
*	Cars.com Inc.	51,373	827
*,1	Rover Group Inc. Class A	84,282	822
	Carriage Services Inc. Class A	12,259	790
		Shares	Market Value• ($000)
*	American Axle & Manufacturing Holdings Inc.	84,097	785
*	Monarch Casino & Resort Inc.	10,540	779
*,1	Canoo Inc.	100,008	772
	Standard Motor Products Inc.	14,698	770
	Hibbett Inc.	10,649	766
*	Dutch Bros Inc. Class A	14,678	747
	Guess? Inc.	31,516	746
	Steelcase Inc. Class A	63,588	745
	Sonic Automotive Inc. Class A	15,053	744
*	Genesco Inc.	11,560	742
*,1	AMC Networks Inc. Class A	21,504	741
*,1	Blink Charging Co.	27,854	738
*	Tenneco Inc. Class A	65,265	737
	Interface Inc. Class A	46,070	735
*	Zumiez Inc.	14,979	719
*	RealReal Inc.	60,810	706
*	Golden Entertainment Inc.	13,922	703
*	Denny's Corp.	43,863	702
*	Arlo Technologies Inc.	66,604	699
*	Lovesac Co.	10,235	678
*	WW International Inc.	42,040	678
*	QuinStreet Inc.	37,225	677
*	Green Brick Partners Inc.	22,221	674
*	Thryv Holdings Inc.	16,333	672
*	Citi Trends Inc.	7,071	670
*	Sun Country Airlines Holdings Inc.	24,541	669
*	Rush Street Interactive Inc.	40,280	665
*	Liberty Media Corp.- Liberty Formula One Class A	10,952	650
	Smith & Wesson Brands Inc.	36,261	645
	Caleres Inc.	27,838	631
	Aaron's Co. Inc.	25,077	618
*,1	Corsair Gaming Inc.	29,312	616
*	Perdoceo Education Corp.	52,228	614
*	Designer Brands Inc. Class A	42,961	610
*	Arko Corp.	69,096	606
*	Purple Innovation Inc. Class A	45,350	602
*	BJ's Restaurants Inc.	17,198	594
*	Accel Entertainment Inc. Class A	45,157	588
*	Gannett Co. Inc.	110,116	587
*	Portillo's Inc. Class A	15,641	587
*	Viad Corp.	13,527	579
*	Beazer Homes USA Inc.	24,555	570
*	Latham Group Inc.	22,245	557
*	Vizio Holding Corp. Class A	28,625	556
	RCI Hospitality Holdings Inc.	7,097	553
	Clarus Corp.	19,701	546
*	Tupperware Brands Corp.	35,654	545

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Angi Inc. Class A	57,285	528
	Matthews International Corp. Class A	14,172	520
	Global Industrial Co.	12,614	516
*	Life Time Group Holdings Inc.	29,943	515
	Shoe Carnival Inc.	13,142	514
*	Ruth's Hospitality Group Inc.	25,796	513
*	America's Car-Mart Inc.	4,917	503
*	ThredUP Inc. Class A	39,019	498
	News Corp. Class B	22,053	496
*	Chico's FAS Inc.	91,824	494
	Movado Group Inc.	11,802	494
[1]	Krispy Kreme Inc.	26,121	494
*	Lions Gate Entertainment Corp. Class A	29,584	492
*	PowerSchool Holdings Inc. Class A	29,675	489
	Scholastic Corp.	12,192	487
	Laureate Education Inc. Class A	39,454	483
*	TravelCenters of America Inc.	9,315	481
*	1-800-Flowers.com Inc. Class A	20,445	478
*	Party City Holdco Inc.	84,631	471
*	Quotient Technology Inc.	63,063	468
*	Liquidity Services Inc.	21,150	467
*	Poshmark Inc. Class A	26,867	458
*	Hovnanian Enterprises Inc. Class A	3,584	456
	Ethan Allen Interiors Inc.	17,222	453
	Winmark Corp.	1,808	449
*	Chuy's Holdings Inc.	14,867	448
*	Hawaiian Holdings Inc.	24,366	448
*,1	Vuzix Corp.	48,736	423
*	Sportsman's Warehouse Holdings Inc.	35,734	422
	OneWater Marine Inc. Class A	6,864	418
*,1	CBL & Associates Properties Inc.	13,153	410
*	Bluegreen Vacations Holding Class A	11,102	390
*	Lumber Liquidators Holdings Inc.	22,784	389
*	European Wax Center Inc. Class A	12,811	389
*	Stoneridge Inc.	19,660	388
*	Master Craft Boat Holdings Inc.	13,609	386
*	Integral Ad Science Holding Corp.	17,364	386
	Haverty Furniture Cos. Inc.	12,608	385
*	Boston Omaha Corp. Class A	13,372	384
*	Duolingo Inc.	3,607	383
	A-Mark Precious Metals Inc.	6,087	372
*	Stagwell Inc.	42,338	367
*	Marcus Corp.	20,201	361
*	Lordstown Motors Corp. Class A	103,936	359
		Shares	Market Value• ($000)
*	Fossil Group Inc.	34,834	358
*	Universal Electronics Inc.	8,709	355
*	Frontier Group Holdings Inc.	26,151	355
*	Golden Nugget Online Gaming Inc.	34,508	343
*	AMMO Inc.	61,945	338
*	CarParts.com Inc.	30,098	337
*,1	Sweetgreen Inc. Class A	10,542	337
	Kimball International Inc. Class B	32,325	331
	Big 5 Sporting Goods Corp.	17,318	329
*	Janus International Group Inc.	26,016	326
*	Lindblad Expeditions Holdings Inc.	20,847	325
*,1	Cricut Inc. Class A	14,725	325
*	Kura Sushi USA Inc. Class A	4,012	324
*	Cooper-Standard Holdings Inc.	14,266	320
*	Conn's Inc.	13,098	308
*	Funko Inc. Class A	16,230	305
	Tilly's Inc. Class A	18,963	305
*	XL Fleet Corp.	90,500	300
*	Sciplay Corp. Class A	21,401	295
*	Century Casinos Inc.	24,110	294
	Johnson Outdoors Inc. Class A	3,143	294
*	Noodles & Co. Class A	32,233	292
*	Central Garden & Pet Co.	5,303	279
*	Full House Resorts Inc.	22,955	278
*	Dream Finders Homes Inc. Class A	14,226	277
	Entravision Communications Corp. Class A	40,414	274
*	American Public Education Inc.	12,200	271
	Del Taco Restaurants Inc.	21,701	270
*,1	Romeo Power Inc.	73,713	269
*	Turtle Beach Corp.	11,732	261
*	Entercom Communications Corp. Class A	100,561	258
*,1	Eastman Kodak Co.	54,395	255
*	Container Store Group Inc.	25,464	254
*,1	BARK Inc.	58,559	247
*,1	Genius Brands International Inc.	234,028	246
*	Lands' End Inc.	12,417	244
*	Snap One Holdings Corp.	11,489	242
*	RumbleON Inc. Class B	5,809	241
*	Motorcar Parts of America Inc.	14,030	239
*	Holley Inc.	18,237	237
*,1	Allbirds Inc. Class A	15,650	236
*	American Outdoor Brands Inc.	11,671	233
	Cato Corp. Class A	13,544	232
*	Traeger Inc.	18,764	228

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	El Pollo Loco Holdings Inc.	15,765	224
*	Destination XL Group Inc.	39,412	224
	Build-A-Bear Workshop Inc.	11,373	222
*,1	Vinco Ventures Inc.	93,092	222
	Rocky Brands Inc.	5,557	221
	Superior Group of Cos. Inc.	9,574	210
*	Barnes & Noble Education Inc.	30,748	209
*	Udemy Inc.	10,661	208
*	Daily Journal Corp.	573	204
*	Universal Technical Institute Inc.	25,928	203
*	Vera Bradley Inc.	23,678	201
*	Red Robin Gourmet Burgers Inc.	12,065	199
	Hooker Furnishings Corp.	8,476	197
*	ONE Group Hospitality Inc.	15,600	197
*	1847 Goedeker Inc.	80,546	193
*	Esports Technologies Inc.	9,255	190
	Lifetime Brands Inc.	11,366	182
*	Lincoln Educational Services Corp.	24,116	180
[1]	Weber Inc. Class A	13,944	180
*	Duluth Holdings Inc. Class B	11,825	179
	Tile Shop Holdings Inc.	25,082	179
*	Delta Apparel Inc.	5,925	176
*	Xponential Fitness Inc. Class A	8,477	173
*	Kirkland's Inc.	11,440	171
*	PlayAGS Inc.	24,685	168
*	Arhaus Inc.	12,515	166
*	Alta Equipment Group Inc.	11,111	163
*	F45 Training Holdings Inc.	14,763	161
*	Fiesta Restaurant Group Inc.	14,544	160
	Wayside Technology Group Inc.	4,347	152
*	Solo Brands Inc. Class A	9,659	151
*	Cumulus Media Inc. Class A	13,183	148
*	Express Inc.	47,901	148
*	Lakeland Industries Inc.	6,673	145
*,1	Faraday Future Intelligent Electric Inc.	27,282	145
*	Nerdy Inc.	32,154	145
*	Liberty TripAdvisor Holdings Inc. Class A	66,173	144
*,1	Arcimoto Inc.	18,511	144
*	Aterian Inc.	34,983	144
*	Nautilus Inc.	23,396	143
*	XpresSpa Group Inc.	69,444	140
*	Brilliant Earth Group Inc. Class A	7,771	140
*	Legacy Housing Corp.	5,152	136
*	CarLotz Inc.	59,380	135
		Shares	Market Value• ($000)
*	VOXX International Corp. Class A	12,973	132
*	Mesa Air Group Inc.	23,386	131
	Acme United Corp.	3,895	131
*,1	Shift Technologies Inc.	38,395	131
	Saga Communications Inc. Class A	5,396	130
	Weyco Group Inc.	5,407	129
*	Casper Sleep Inc.	19,231	128
*	First Watch Restaurant Group Inc.	7,612	128
*,1	Ondas Holdings Inc.	18,924	127
*	Townsquare Media Inc. Class A	9,337	124
*	Lee Enterprises Inc.	3,573	123
	National CineMedia Inc.	43,312	122
*	Strattec Security Corp.	3,297	122
*	BBQ Holdings Inc.	7,686	122
*	Lazydays Holdings Inc.	5,685	122
*	Cinedigm Corp. Class A	105,017	122
	Flexsteel Industries Inc.	4,412	119
*	J Jill Inc.	6,042	116
*	Drive Shack Inc.	79,336	113
[1]	JOANN Inc.	10,928	113
	Hamilton Beach Brands Holding Co. Class A	7,791	112
*,1	Focus Universal Inc.	12,697	112
*	Potbelly Corp.	19,904	111
	Bassett Furniture Industries Inc.	6,604	111
*	Rent the Runway Inc. Class A	13,196	108
*	CuriosityStream Inc.	17,896	106
*	Tuesday Morning Corp.	45,662	104
*	Outbrain Inc.	7,347	103
*	Gaia Inc. Class A	11,846	102
	Carrols Restaurant Group Inc.	33,393	99
*	Superior Industries International Inc.	21,922	98
*	Emerald Holding Inc.	24,384	97
	Marine Products Corp.	7,669	96
*	Reservoir Media Inc.	11,962	95
	Nathan's Famous Inc.	1,617	94
*	Charles & Colvard Ltd.	31,847	92
*	NextPlay Technologies Inc.	106,304	91
*	Revlon Inc. Class A	7,776	88
*	Chicken Soup For The Soul Entertainment Inc.	6,233	86
*	Biglari Holdings Inc. Class A	123	85
*	Wheels Up Experience Inc.	18,408	85
*	SRAX Inc. Class A	18,450	83
*	BurgerFi International Inc.	14,006	79
*	JAKKS Pacific Inc.	7,692	78
*	Marchex Inc. Class B	30,939	77
*,1	Redbox Entertainment Inc.	10,102	75
*	Reading International Inc. Class A	18,429	74
	Luby's Inc.	25,825	74
*	Fluent Inc.	35,496	71
*	iMedia Brands Inc.	11,820	71
*	Regis Corp.	39,526	69

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Escalade Inc.	4,007	63
*	HyreCar Inc.	13,151	62
*	Hall of Fame Resort & Entertainment Co.	37,453	57
*	Urban One Inc.	16,472	56
*	Good Times Restaurants Inc.	12,665	55
*	Live Ventures Inc.	1,731	55
	NL Industries Inc.	7,172	53
	Educational Development Corp.	5,856	52
*	Aspen Group Inc.	20,450	48
*	Owlet Inc.	17,889	48
*	Koss Corp.	3,956	42
	DallasNews Corp.	5,787	42
*	Kewaunee Scientific Corp.	2,881	37
*	Zovio Inc. Class A	23,676	30
*	Ark Restaurants Corp.	1,632	27
*	Instructure Holdings Inc.	683	16
*	aka Brands Holding Corp.	1,281	12
*	Lulu's Fashion Lounge Holdings Inc.	1,008	10
*	Torrid Holdings Inc.	501	5
*,2	Zagg Inc. CVR	23,781	2
			5,700,697
Consumer Staples (4.7%)
	Procter & Gamble Co.	1,798,987	294,278
	PepsiCo Inc.	1,028,212	178,611
	Coca-Cola Co.	2,888,644	171,037
	Philip Morris International Inc.	1,153,414	109,574
	CVS Health Corp.	979,147	101,009
	Mondelez International Inc. Class A	1,039,276	68,914
	Altria Group Inc.	1,364,194	64,649
	Colgate-Palmolive Co.	628,079	53,600
	Kimberly-Clark Corp.	250,350	35,780
	General Mills Inc.	449,457	30,284
	Sysco Corp.	378,168	29,705
	Constellation Brands Inc. Class A	116,104	29,139
	Walgreens Boots Alliance Inc.	542,985	28,322
	McKesson Corp.	112,842	28,049
	Archer-Daniels-Midland Co.	413,724	27,964
*	Monster Beverage Corp.	273,063	26,225
	Corteva Inc.	539,772	25,520
	Kroger Co.	490,642	22,207
	Keurig Dr Pepper Inc.	581,458	21,433
	Hershey Co.	108,535	20,998
	Tyson Foods Inc. Class A	218,986	19,087
	Church & Dwight Co. Inc.	177,132	18,156
	McCormick & Co. Inc.	186,355	18,004
	Kraft Heinz Co.	500,102	17,954
	Brown-Forman Corp. Class B	241,452	17,592
	Clorox Co.	91,673	15,984
	AmerisourceBergen Corp. Class A	108,597	14,432
	Kellogg Co.	188,580	12,148
	Conagra Brands Inc.	354,176	12,095
		Shares	Market Value• ($000)
	J M Smucker Co.	75,605	10,269
	Hormel Foods Corp.	202,100	9,865
	Bunge Ltd.	98,222	9,170
*	Darling Ingredients Inc.	117,651	8,152
	Lamb Weston Holdings Inc.	109,683	6,952
	Campbell Soup Co.	146,153	6,352
	Molson Coors Beverage Co. Class B	130,175	6,034
	Casey's General Stores Inc.	27,277	5,383
*	Performance Food Group Co.	116,062	5,326
*	US Foods Holding Corp	150,403	5,239
*	Post Holdings Inc.	42,354	4,775
	Ingredion Inc.	46,392	4,483
	Flowers Foods Inc.	134,344	3,690
*	Boston Beer Co. Inc. Class A	6,820	3,445
	Spectrum Brands Holdings Inc.	31,197	3,173
	Sanderson Farms Inc.	15,631	2,987
*	Herbalife Nutrition Ltd.	72,644	2,973
*	Freshpet Inc.	30,990	2,952
*	Hain Celestial Group Inc.	68,242	2,908
*,1	Beyond Meat Inc.	42,785	2,788
*	Simply Good Foods Co.	63,510	2,640
*	Sprouts Farmers Market Inc.	83,319	2,473
	WD-40 Co.	10,014	2,450
	Lancaster Colony Corp.	13,177	2,182
	Coca-Cola Consolidated Inc.	3,427	2,122
*	Hostess Brands Inc. Class A	103,860	2,121
*	United Natural Foods Inc.	43,106	2,116
*	Celsius Holdings Inc.	27,580	2,057
	Energizer Holdings Inc.	50,296	2,017
	Edgewell Personal Care Co.	41,629	1,903
*	Beauty Health Co.	78,485	1,896
*	Grocery Outlet Holding Corp.	66,699	1,886
	Primo Water Corp.	101,778	1,794
	Nu Skin Enterprises Inc. Class A	35,181	1,785
*	TreeHouse Foods Inc.	41,296	1,674
	Medifast Inc.	7,947	1,664
[1]	B&G Foods Inc.	49,756	1,529
*	Olaplex Holdings Inc.	50,709	1,477
	J & J Snack Foods Corp.	8,326	1,315
	Reynolds Consumer Products Inc.	41,737	1,311
	Cal-Maine Foods Inc.	31,095	1,150
	Vector Group Ltd.	96,019	1,102
*	Pilgrim's Pride Corp.	36,534	1,030
	Ingles Markets Inc. Class A	11,360	981
	Universal Corp.	17,432	957
	Andersons Inc.	24,138	934
*	USANA Health Sciences Inc.	8,740	885
*	BellRing Brands Inc. Class A	30,120	859
	MGP Ingredients Inc.	10,060	855

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	National Beverage Corp.	18,852	855
*	Chefs' Warehouse Inc.	25,139	837
	Utz Brands Inc.	50,927	812
	Fresh Del Monte Produce Inc.	27,951	771
*	Hydrofarm Holdings Group Inc.	25,746	728
	Seaboard Corp.	184	724
	SpartanNash Co.	25,263	651
	John B Sanfilippo & Son Inc.	6,987	630
*	Duckhorn Portfolio Inc.	26,943	629
*	Rite Aid Corp.	42,291	621
	ACCO Brands Corp.	71,684	592
	Douglas Elliman Inc.	48,009	552
*	GrowGeneration Corp.	39,783	519
	Weis Markets Inc.	7,697	507
	Calavo Growers Inc.	11,840	502
	Turning Point Brands Inc.	13,201	499
*,1	Tattooed Chef Inc.	30,134	468
*	22nd Century Group Inc.	138,672	429
*	PLBY Group Inc.	15,509	413
	PetMed Express Inc.	15,958	403
*	Mission Produce Inc.	24,002	377
	Tootsie Roll Industries Inc.	9,835	356
*	Whole Earth Brands Inc.	32,301	347
*	Veru Inc.	52,358	308
*	Honest Co. Inc.	37,602	304
*	Sovos Brands Inc.	17,833	268
*	Vital Farms Inc.	14,325	259
*	Landec Corp.	21,960	244
*,1	Benson Hill Inc.	31,076	227
*	Seneca Foods Corp. Class A	4,623	222
*	HF Foods Group Inc.	25,973	220
	Limoneira Co.	14,134	212
*,1	AppHarvest Inc.	48,216	188
	Village Super Market Inc. Class A	7,855	184
	Oil-Dri Corp. of America	4,877	160
	Natural Grocers by Vitamin Cottage Inc.	8,592	122
*,1	NewAge Inc.	104,614	108
*	Alkaline Water Co. Inc.	90,909	107
*,1	Beachbody Co. Inc.	44,053	104
*,1	Local Bounti Corp.	14,573	94
*	AquaBounty Technologies Inc.	42,194	89
	ProPhase Labs Inc.	12,254	88
*	Farmer Bros Co.	11,334	84
*	Greenlane Holdings Inc. Class A	85,714	83
*	Laird Superfood Inc.	6,085	79
*	Zevia PBC Class A	9,474	67
*	Lifevantage Corp.	10,023	63
*	S&W Seed Co.	18,009	49
*	MedAvail Holdings Inc.	20,325	29
*	Lifeway Foods Inc.	5,791	27
*	Vita Coco Co. Inc.	2,099	23
*	Bridgford Foods Corp.	1,495	17
			1,684,082
		Shares	Market Value• ($000)
Energy (2.8%)
	Exxon Mobil Corp.	3,144,293	192,399
	Chevron Corp.	1,433,157	168,181
	ConocoPhillips	977,888	70,584
	EOG Resources Inc.	433,019	38,465
	Schlumberger NV	1,044,727	31,290
	Pioneer Natural Resources Co.	163,055	29,656
	Marathon Petroleum Corp.	455,955	29,177
	Kinder Morgan Inc.	1,512,784	23,993
	Williams Cos. Inc.	903,991	23,540
	Phillips 66	323,497	23,441
	Valero Energy Corp.	302,119	22,692
	Devon Energy Corp.	497,433	21,912
	ONEOK Inc.	330,607	19,426
	Occidental Petroleum Corp.	651,013	18,873
	Cheniere Energy Inc.	168,740	17,114
*	Enphase Energy Inc.	89,782	16,425
	Hess Corp.	204,090	15,109
	Baker Hughes Co. Class A	608,000	14,628
	Diamondback Energy Inc.	132,860	14,329
	Halliburton Co.	610,144	13,954
*	Plug Power Inc.	423,694	11,961
	Coterra Energy Inc.	597,660	11,356
	Marathon Oil Corp.	581,583	9,550
	Targa Resources Corp.	167,073	8,728
	APA Corp.	264,433	7,111
	Ovintiv Inc. (XNYS)	195,859	6,600
*	First Solar Inc.	71,571	6,238
*	EQT Corp.	282,957	6,171
	Texas Pacific Land Corp.	4,546	5,677
	Chesapeake Energy Corp.	75,201	4,852
	NOV Inc.	291,237	3,946
	HollyFrontier Corp.	108,401	3,553
*	Southwestern Energy Co.	760,877	3,546
	PDC Energy Inc.	72,406	3,532
*	Antero Resources Corp.	200,397	3,507
	DTE Midstream LLC	72,958	3,501
*	Range Resources Corp.	185,458	3,307
*	ChargePoint Holdings Inc.	169,160	3,223
	Equitrans Midstream Corp.	306,274	3,167
	Civitas Resources Inc.	62,493	3,060
*	ChampionX Corp.	148,313	2,997
	Matador Resources Co.	79,394	2,931
	Murphy Oil Corp.	107,947	2,818
*	Denbury Inc.	35,228	2,698
	SM Energy Co.	90,989	2,682
	California Resources Corp.	59,581	2,545
	Magnolia Oil & Gas Corp. Class A	118,944	2,244
	Antero Midstream Corp.	229,915	2,226
*	Whiting Petroleum Corp.	30,290	1,959
*	Stem Inc.	102,692	1,948
*	Shoals Technologies Group Inc. Class A	78,481	1,907

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Arcosa Inc.	36,126	1,904
*	Ameresco Inc. Class A	23,162	1,886
*	CNX Resources Corp.	136,253	1,873
	Continental Resources Inc.	41,297	1,848
	Helmerich & Payne Inc.	75,337	1,785
*	Callon Petroleum Co.	36,769	1,737
	Cactus Inc. Class A	44,391	1,693
	Oasis Petroleum Inc.	13,275	1,673
*	Renewable Energy Group Inc.	36,875	1,565
*	Array Technologies Inc.	94,916	1,489
*	SunPower Corp.	65,888	1,375
*,1	FuelCell Energy Inc.	261,248	1,358
	New Fortress Energy Inc. Class A	54,581	1,318
*	Weatherford International plc	46,982	1,302
*	Green Plains Inc.	37,133	1,291
	Patterson-UTI Energy Inc.	146,534	1,238
*	Transocean Ltd. (XNYS)	435,867	1,203
	World Fuel Services Corp.	44,962	1,190
	Arch Resources Inc.	11,393	1,040
	Warrior Met Coal Inc.	39,766	1,022
*	PBF Energy Inc. Class A	76,131	987
*	Tellurian Inc.	312,536	963
	Northern Oil and Gas Inc.	45,993	947
*	Oceaneering International Inc.	79,137	895
*	Liberty Oilfield Services Inc. Class A	92,086	893
*	Delek US Holdings Inc.	59,300	889
	Core Laboratories NV	36,190	807
*	Centennial Resource Development Inc. Class A	133,813	800
*	Peabody Energy Corp.	78,163	787
*	Fluence Energy Inc.	21,910	779
*	NOW Inc.	89,646	766
	Archrock Inc.	100,146	749
*	Alpha Metallurgical Resources Inc.	12,132	741
*	Laredo Petroleum Inc.	11,972	720
	Brigham Minerals Inc. Class A	31,535	665
*	Gulfport Energy Corp.	8,867	639
*	Noble Corp.	25,384	630
*	Gevo Inc.	140,958	603
*	ProPetro Holding Corp.	74,422	603
*	DMC Global Inc.	14,807	587
*	Par Pacific Holdings Inc.	33,981	560
*	Comstock Resources Inc.	66,037	534
*	Dril-Quip Inc.	26,759	527
*	NexTier Oilfield Solutions Inc.	148,012	525
*	Bristow Group Inc.	16,392	519
*	CONSOL Energy Inc.	21,472	488
	Berry Corp.	56,641	477
*	Montauk Renewables Inc.	43,772	449
*	Nabors Industries Ltd. (XNYS)	5,406	438
		Shares	Market Value• ($000)
*	Centrus Energy Corp. Class A	8,446	422
	SunCoke Energy Inc.	63,465	418
*	TPI Composites Inc.	27,922	418
*	MRC Global Inc.	60,545	417
	CVR Energy Inc.	24,012	404
*	REX American Resources Corp.	4,138	397
*	Talos Energy Inc.	38,078	373
*	Ranger Oil Corp. Class A	13,737	370
*	Helix Energy Solutions Group Inc.	110,543	345
*	Tidewater Inc.	32,002	343
*	Select Energy Services Inc. Class A	51,616	322
*	Aemetis Inc.	21,789	268
*	W&T Offshore Inc.	79,186	256
*	TETRA Technologies Inc.	89,707	255
*	Crescent Energy Inc. Class A	19,688	250
*	SandRidge Energy Inc.	23,225	243
*	RPC Inc.	52,946	240
*	American Superconductor Corp.	21,358	232
*	Newpark Resources Inc.	77,367	227
*	Oil States International Inc.	45,618	227
*,1	Volta Inc.	29,219	214
*	Earthstone Energy Inc. Class A	16,735	183
*	FTS International Inc. Class A	6,980	183
*,1	EVgo Inc.	17,904	178
	Altus Midstream Co. Class A	2,794	171
*	Matrix Service Co.	22,185	167
	Falcon Minerals Corp.	33,440	163
*	Camber Energy Inc.	188,429	160
*	NextDecade Corp.	54,783	156
*	Trecora Resources	18,546	150
	Solaris Oilfield Infrastructure Inc. Class A	22,541	148
*	Ring Energy Inc.	63,932	146
	NACCO Industries Inc. Class A	3,937	143
*	Ramaco Resources Inc.	10,388	141
*	VAALCO Energy Inc.	42,208	135
*	SilverBow Resources Inc.	5,904	129
	Evolution Petroleum Corp.	24,898	126
*	Natural Gas Services Group Inc.	10,759	113
*	FTC Solar Inc.	14,906	113
*	Advent Technologies Holdings Inc.	15,880	111
*,1	Beam Global	5,797	108
*	Ideal Power Inc.	7,692	93
*	Amplify Energy Corp.	28,902	90
*	Exterran Corp.	29,186	87
	PHX Minerals Inc.	34,965	76
*	Geospace Technologies Corp.	11,189	75

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sunworks Inc.	21,967	67
*	SEACOR Marine Holdings Inc.	18,771	64
*	Forum Energy Technologies Inc.	3,991	64
*	Ocean Power Technologies Inc.	41,515	61
*	Battalion Oil Corp.	5,921	58
*	Hallador Energy Co.	21,432	53
*	Dawson Geophysical Co.	21,717	50
*	American Resources Corp. Class A	26,674	48
*	Ecoark Holdings Inc.	21,097	47
*,1	ESS Tech Inc.	4,084	47
*	Capstone Green Energy Corp.	13,423	45
*	Gulf Island Fabrication Inc.	10,847	44
*	Profire Energy Inc.	39,969	42
	Adams Resources & Energy Inc.	1,512	42
*	Mammoth Energy Services Inc.	15,291	28
*	MIND Technology Inc.	15,887	26
*,1	US Well Services Inc.	18,674	21
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,112	8
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,005,287
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	1,260,601	376,920
	JPMorgan Chase & Co.	2,196,485	347,813
	Bank of America Corp.	5,167,798	229,915
	Wells Fargo & Co.	2,958,105	141,930
	Morgan Stanley	1,065,122	104,552
	Charles Schwab Corp.	1,140,831	95,944
	Goldman Sachs Group Inc.	249,193	95,329
	BlackRock Inc.	101,449	92,883
	Citigroup Inc.	1,476,872	89,188
	S&P Global Inc.	179,212	84,576
	Blackstone Inc.	508,592	65,807
	Marsh & McLennan Cos. Inc.	376,449	65,434
	PNC Financial Services Group Inc.	314,331	63,030
	CME Group Inc.	266,995	60,998
	Truist Financial Corp.	991,191	58,034
	Intercontinental Exchange Inc.	418,481	57,236
	US Bancorp	990,521	55,638
	Chubb Ltd.	271,791	52,540
	Aon plc Class A (XNYS)	155,147	46,631
	Moody's Corp.	117,633	45,945
	Progressive Corp.	433,234	44,471
	MSCI Inc. Class A	58,145	35,625
	American International Group Inc.	617,165	35,092
	T Rowe Price Group Inc.	167,207	32,880
	Bank of New York Mellon Corp.	550,059	31,947
	KKR & Co. Inc.	410,590	30,589
	Prudential Financial Inc.	280,170	30,326
		Shares	Market Value• ($000)
*	SVB Financial Group	43,241	29,328
	MetLife Inc.	467,967	29,243
	Travelers Cos. Inc.	182,865	28,606
	First Republic Bank	132,631	27,390
	Arthur J Gallagher & Co.	153,369	26,022
	Aflac Inc.	441,224	25,763
	Discover Financial Services	216,895	25,064
	Allstate Corp.	212,481	24,998
	Ameriprise Financial Inc.	82,679	24,941
*	Coinbase Global Inc. Class A	97,903	24,708
	State Street Corp.	255,765	23,786
	Fifth Third Bancorp	507,832	22,116
	Willis Towers Watson plc	92,549	21,979
	Nasdaq Inc.	87,171	18,307
	Northern Trust Corp.	144,546	17,289
	Hartford Financial Services Group Inc.	250,232	17,276
	Huntington Bancshares Inc.	1,063,789	16,404
	KeyCorp.	686,046	15,868
	Broadridge Financial Solutions Inc.	86,499	15,814
	Regions Financial Corp.	717,569	15,643
	Citizens Financial Group Inc.	318,617	15,055
	M&T Bank Corp.	96,714	14,853
	Signature Bank	45,277	14,646
	Principal Financial Group Inc.	196,376	14,204
	Raymond James Financial Inc.	138,231	13,878
	FactSet Research Systems Inc.	28,001	13,609
	Cincinnati Financial Corp.	113,957	12,983
*	Berkshire Hathaway Inc. Class A	28	12,619
	Brown & Brown Inc.	179,447	12,612
*	Markel Corp.	10,140	12,513
	Ally Financial Inc.	254,740	12,128
*	Arch Capital Group Ltd.	272,064	12,093
	Apollo Global Management Inc. Class A	162,747	11,788
	MarketAxess Holdings Inc.	26,968	11,091
	Fidelity National Financial Inc.	201,364	10,507
	Cboe Global Markets Inc.	79,703	10,393
	Equitable Holdings Inc.	288,190	9,450
	Loews Corp.	160,565	9,274
	LPL Financial Holdings Inc.	55,621	8,904
	Carlyle Group Inc.	158,483	8,701
	Comerica Inc.	99,602	8,665
	Annaly Capital Management Inc.	1,083,333	8,472
	Lincoln National Corp.	124,119	8,472
	Ares Management Corp. Class A	103,922	8,446
*	Athene Holding Ltd. Class A	99,802	8,317

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	W R Berkley Corp.	98,550	8,120
	East West Bancorp Inc.	102,726	8,082
	Everest Re Group Ltd.	29,004	7,945
	Tradeweb Markets Inc. Class A	77,789	7,790
	Western Alliance Bancorp	72,079	7,759
	Franklin Resources Inc.	226,051	7,570
	Zions Bancorp NA	118,894	7,509
	American Financial Group Inc.	52,568	7,219
*	SoFi Technologies Inc.	452,055	7,147
	Invesco Ltd.	297,593	6,851
	First Horizon Corp.	413,115	6,746
	Assurant Inc.	42,007	6,547
*	Upstart Holdings Inc.	43,038	6,512
	Globe Life Inc.	68,420	6,412
*	Alleghany Corp.	9,541	6,369
	First American Financial Corp.	76,988	6,023
	AGNC Investment Corp.	397,350	5,976
	Morningstar Inc.	17,293	5,914
	People's United Financial Inc.	328,074	5,846
	SEI Investments Co.	94,102	5,735
	RenaissanceRe Holdings Ltd.	33,561	5,683
	Commerce Bancshares Inc.	82,284	5,656
	Voya Financial Inc.	84,680	5,615
	Cullen/Frost Bankers Inc.	44,196	5,572
	Reinsurance Group of America Inc.	50,683	5,549
	Janus Henderson Group plc	128,298	5,381
	Old Republic International Corp.	215,581	5,299
	Starwood Property Trust Inc.	217,083	5,275
	Interactive Brokers Group Inc. Class A	65,761	5,223
	Jefferies Financial Group Inc.	134,428	5,216
	Stifel Financial Corp.	72,183	5,083
	First Financial Bankshares Inc.	99,180	5,042
	Pinnacle Financial Partners Inc.	52,070	4,973
	Popular Inc.	59,405	4,874
	Prosperity Bancshares Inc.	67,261	4,863
	Affiliated Managers Group Inc.	28,923	4,758
	Synovus Financial Corp.	98,966	4,738
	Glacier Bancorp Inc.	82,183	4,660
	Primerica Inc.	29,623	4,540
[1]	Blue Owl Capital Inc. Class A	303,745	4,529
	OneMain Holdings Inc.	87,556	4,381
	SLM Corp.	221,175	4,351
	Bank OZK	92,718	4,314
	SouthState Corp.	53,315	4,271
	Cadence Bank	143,248	4,267
	Valley National Bancorp	310,244	4,266
	New York Community Bancorp Inc.	332,585	4,061
		Shares	Market Value• ($000)
	PacWest Bancorp	89,752	4,054
	Houlihan Lokey Inc. Class A	38,400	3,975
	Webster Financial Corp.	69,300	3,870
	Kinsale Capital Group Inc.	16,253	3,866
	Wintrust Financial Corp.	42,554	3,865
	New Residential Investment Corp.	360,231	3,858
	CIT Group Inc.	74,258	3,812
*	Credit Acceptance Corp.	5,466	3,759
	Blackstone Mortgage Trust Inc. Class A	120,555	3,691
	Erie Indemnity Co. Class A	18,894	3,640
	Essent Group Ltd.	79,347	3,613
	First Citizens BancShares Inc. Class A	4,334	3,597
*	Trupanion Inc.	27,221	3,594
	MGIC Investment Corp.	246,663	3,557
	United Bankshares Inc.	97,908	3,552
	RLI Corp.	31,643	3,547
	Selective Insurance Group Inc.	41,687	3,416
	Sterling Bancorp	132,172	3,409
	Lazard Ltd. Class A	77,728	3,391
	Unum Group	137,521	3,379
	Evercore Inc. Class A	23,769	3,229
	Walker & Dunlop Inc.	21,263	3,208
*	Brighthouse Financial Inc.	60,993	3,159
	Hancock Whitney Corp.	62,476	3,125
	Axis Capital Holdings Ltd.	57,354	3,124
	Hanover Insurance Group Inc.	23,647	3,099
	UMB Financial Corp.	28,955	3,072
*	Silvergate Capital Corp. Class A	20,180	2,991
	Radian Group Inc.	138,362	2,924
	Jackson Financial Inc. Class A	69,392	2,903
	ServisFirst Bancshares Inc.	33,854	2,876
	Umpqua Holdings Corp.	147,272	2,834
	Community Bank System Inc.	37,686	2,807
	Home BancShares Inc.	115,090	2,802
	Independent Bank Corp. (XNGS)	34,317	2,798
	Moelis & Co. Class A	44,175	2,761
	Pacific Premier Bancorp Inc.	68,086	2,725
	Chimera Investment Corp.	176,473	2,661
	Kemper Corp.	44,599	2,622
	FNB Corp.	211,838	2,570
	Federated Hermes Inc.	67,564	2,539
	Eastern Bankshares Inc.	125,061	2,522
	BankUnited Inc.	59,241	2,506
	United Community Banks Inc.	68,986	2,479

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Assured Guaranty Ltd.	48,910	2,455
	Virtu Financial Inc. Class A	85,048	2,452
	First Hawaiian Inc.	89,432	2,444
	Navient Corp.	114,959	2,439
*	Texas Capital Bancshares Inc.	39,460	2,377
*	Marathon Digital Holdings Inc.	72,080	2,369
	Ameris Bancorp	47,391	2,354
	Hamilton Lane Inc. Class A	22,719	2,354
	Old National Bancorp	129,231	2,342
	American Equity Investment Life Holding Co.	59,661	2,322
	Bank of Hawaii Corp.	27,589	2,311
	Piper Sandler Cos.	12,903	2,303
	Simmons First National Corp. Class A	76,832	2,273
	CNO Financial Group Inc.	92,878	2,214
*	Axos Financial Inc.	39,435	2,205
*	Triumph Bancorp Inc.	18,328	2,183
	Investors Bancorp Inc.	144,054	2,182
	Artisan Partners Asset Management Inc. Class A	45,644	2,174
	BOK Financial Corp.	20,598	2,173
	White Mountains Insurance Group Ltd.	2,142	2,172
*	Mr Cooper Group Inc.	51,265	2,133
	Associated Banc-Corp.	93,637	2,115
	FirstCash Holdings Inc.	28,096	2,102
	Live Oak Bancshares Inc.	23,661	2,065
	Cathay General Bancorp	47,799	2,055
*	Focus Financial Partners Inc. Class A	34,068	2,035
	Arbor Realty Trust Inc.	110,969	2,033
	First BanCorp. (XNYS)	146,451	2,018
	CVB Financial Corp.	94,102	2,015
*	Cannae Holdings Inc.	56,366	1,981
	Independent Bank Group Inc.	26,761	1,931
	Columbia Banking System Inc.	58,647	1,919
*	Enstar Group Ltd.	7,727	1,913
	Fulton Financial Corp.	111,699	1,899
	Santander Consumer USA Holdings Inc.	45,070	1,894
*,1	Riot Blockchain Inc.	82,742	1,848
	Flagstar Bancorp Inc.	38,304	1,836
*	LendingClub Corp.	74,764	1,808
	First Midwest Bancorp Inc.	87,359	1,789
	Atlantic Union Bankshares Corp.	46,821	1,746
	Goosehead Insurance Inc. Class A	13,335	1,735
	WSFS Financial Corp.	34,212	1,715
	PennyMac Financial Services Inc.	24,439	1,705
	Washington Federal Inc.	50,303	1,679
*	Ryan Specialty Group Holdings Inc. Class A	41,261	1,665
		Shares	Market Value• ($000)
	Cohen & Steers Inc.	17,844	1,651
	Stewart Information Services Corp.	20,445	1,630
	Banner Corp.	26,789	1,625
	Hilltop Holdings Inc.	46,247	1,625
	First Merchants Corp.	38,538	1,614
*	Open Lending Corp. Class A	71,742	1,613
	StepStone Group Inc. Class A	38,634	1,606
	First Financial Bancorp	65,568	1,599
	Renasant Corp.	41,505	1,575
*	PRA Group Inc.	31,092	1,561
	Virtus Investment Partners Inc.	5,215	1,549
	Two Harbors Investment Corp.	265,430	1,532
	Lakeland Financial Corp.	18,890	1,514
	Heartland Financial USA Inc.	29,644	1,500
	Argo Group International Holdings Ltd.	25,448	1,479
*	Genworth Financial Inc. Class A	360,838	1,461
	MFA Financial Inc.	316,337	1,442
	Rocket Cos. Inc. Class A	102,387	1,433
	Eagle Bancorp Inc.	24,402	1,424
	Towne Bank	45,033	1,423
*	BRP Group Inc. Class A	38,990	1,408
	Sandy Spring Bancorp Inc.	29,132	1,401
	Meta Financial Group Inc.	23,449	1,399
	Customers Bancorp Inc.	21,171	1,384
	PennyMac Mortgage Investment Trust	79,516	1,378
*	NMI Holdings Inc. Class A	61,832	1,351
	International Bancshares Corp.	31,736	1,345
	iStar Inc.	51,931	1,341
	Great Western Bancorp Inc.	39,247	1,333
	WesBanco Inc.	37,991	1,329
	Park National Corp.	9,601	1,318
	Veritex Holdings Inc.	32,806	1,305
	Hope Bancorp Inc.	88,074	1,296
	Provident Financial Services Inc.	52,932	1,282
	PJT Partners Inc. Class A	17,141	1,270
	Enterprise Financial Services Corp.	26,886	1,266
	Compass Diversified Holdings	41,155	1,259
	Horace Mann Educators Corp.	32,478	1,257
*,1	Lemonade Inc.	28,847	1,215
	First Bancorp (XNGS)	26,341	1,204
	Capitol Federal Financial Inc.	105,926	1,200
	Redwood Trust Inc.	90,872	1,199
	Mercury General Corp.	21,992	1,167
*	Lightwave Logic Inc.	77,491	1,153

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	BGC Partners Inc. Class A	245,379	1,141
	Seacoast Banking Corp. of Florida	32,045	1,134
	B Riley Financial Inc.	12,753	1,133
*	Palomar Holdings Inc.	17,432	1,129
*	Encore Capital Group Inc.	17,815	1,106
	Stock Yards Bancorp Inc.	17,243	1,101
*	Enova International Inc.	26,376	1,080
	OceanFirst Financial Corp.	48,125	1,068
	Trustmark Corp.	32,547	1,056
	Nelnet Inc. Class A	10,659	1,041
	FB Financial Corp.	23,440	1,027
	ProAssurance Corp.	39,951	1,011
*	LendingTree Inc.	8,172	1,002
*	Bancorp Inc.	39,185	992
	National Bank Holdings Corp. Class A	22,575	992
	New York Mortgage Trust Inc.	262,542	977
	Broadmark Realty Capital Inc.	103,593	977
	First Commonwealth Financial Corp.	59,880	963
	Premier Financial Corp.	30,840	953
	Berkshire Hills Bancorp Inc.	33,418	950
	S&T Bancorp Inc.	30,112	949
	BancFirst Corp.	13,426	947
	First Busey Corp.	34,692	941
	Safety Insurance Group Inc.	11,024	937
	Westamerica BanCorp.	16,177	934
	Dime Community Bancshares Inc.	26,442	930
	NBT Bancorp Inc.	23,879	920
	Tompkins Financial Corp.	10,794	902
	OFG Bancorp	33,666	894
	ConnectOne Bancorp Inc.	27,151	888
	Federal Agricultural Mortgage Corp. Class C	7,065	876
	City Holding Co.	10,692	875
	Apollo Commercial Real Estate Finance Inc.	66,039	869
	Banc of California Inc.	43,205	848
	Brookline Bancorp Inc.	52,294	847
	HomeStreet Inc.	16,210	843
	Northwest Bancshares Inc.	58,559	829
	Lakeland Bancorp Inc.	43,613	828
*	World Acceptance Corp.	3,361	825
	Washington Trust Bancorp Inc.	14,595	823
	First Interstate BancSystem Inc. Class A	20,212	822
	Southside Bancshares Inc.	19,305	807
	James River Group Holdings Ltd.	27,749	799
		Shares	Market Value• ($000)
*	Metropolitan Bank Holding Corp.	7,466	795
	Employers Holdings Inc.	19,118	791
	TFS Financial Corp.	44,268	791
	Origin Bancorp Inc.	18,382	789
	AMERISAFE Inc.	14,398	775
	Kearny Financial Corp.	57,753	765
	Amerant Bancorp Inc.	22,015	761
	Univest Financial Corp.	25,434	761
	German American Bancorp Inc.	19,120	745
	QCR Holdings Inc.	13,202	739
*	StoneX Group Inc.	12,050	738
	Bryn Mawr Bank Corp.	16,366	737
*	Oscar Health Inc. Class A	91,343	717
	Ellington Financial Inc.	40,945	700
	State Auto Financial Corp.	13,533	700
	Brightspire Capital Inc. Class A	67,552	693
*	TriState Capital Holdings Inc.	22,836	691
	Ready Capital Corp.	43,946	687
	Cowen Inc. Class A	18,930	683
	First Bancorp Inc. (XNMS)	17,497	676
*	Nicolet Bankshares Inc.	7,799	669
	Brightsphere Investment Group Inc.	26,043	667
*	Blucora Inc.	38,109	660
	Horizon Bancorp Inc.	31,511	657
	Hanmi Financial Corp.	27,562	653
	KKR Real Estate Finance Trust Inc.	31,335	653
	TriCo Bancshares	14,819	637
	Invesco Mortgage Capital Inc.	228,512	635
	WisdomTree Investments Inc.	103,732	635
	Northfield Bancorp Inc.	38,905	629
	Allegiance Bancshares Inc.	14,839	626
	Central Pacific Financial Corp.	22,233	626
	Flushing Financial Corp.	25,350	616
	Heritage Commerce Corp.	51,480	615
	Community Trust Bancorp Inc.	13,784	601
	Peoples Bancorp Inc.	18,839	599
	Preferred Bank	8,216	590
	ARMOUR Residential REIT Inc.	59,909	588
	Ladder Capital Corp. Class A	49,041	588
	First Foundation Inc.	23,193	577
	TPG RE Finance Trust Inc.	46,115	568
	Granite Point Mortgage Trust Inc.	48,363	566
	Hingham Institution for Savings	1,342	563
	Camden National Corp.	11,605	559
	Peapack-Gladstone Financial Corp.	15,693	556

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	SiriusPoint Ltd.	67,638	550
*	MBIA Inc.	34,724	548
	TrustCo Bank Corp. NY	16,208	540
*	Clearwater Analytics Holdings Inc. Class A	23,477	540
*	Ambac Financial Group Inc.	33,107	531
*	MoneyGram International Inc.	67,298	531
	Republic Bancorp Inc. Class A	10,316	524
	Byline Bancorp Inc.	18,876	516
*	Atlantic Capital Bancshares Inc.	17,888	515
	Heritage Financial Corp.	20,816	509
	HarborOne Bancorp Inc.	34,132	507
	Farmers National Banc Corp.	26,951	500
	Great Southern Bancorp Inc.	8,375	496
	Cambridge Bancorp	5,229	489
*	CrossFirst Bankshares Inc.	31,136	486
	Independent Bank Corp.	19,950	476
	First Mid Bancshares Inc.	11,036	472
	Diamond Hill Investment Group Inc.	2,410	468
	First of Long Island Corp.	21,614	467
	United Fire Group Inc.	20,043	465
*	Columbia Financial Inc.	22,205	463
	West BanCorp. Inc.	14,723	457
	HCI Group Inc.	5,457	456
	Arrow Financial Corp.	12,431	438
	Financial Institutions Inc.	13,757	437
	Reliant Bancorp Inc.	12,274	436
	Franklin BSP Realty Trust Inc. REIT	28,542	426
	Equity Bancshares Inc. Class A	12,511	425
*	eHealth Inc.	15,915	406
	Bank of Marin Bancorp	10,847	404
	Mercantile Bank Corp.	11,505	403
	RBB Bancorp	15,393	403
[1]	UWM Holdings Corp.	66,913	396
*	Southern First Bancshares Inc.	6,267	392
	HomeTrust Bancshares Inc.	12,495	387
	Universal Insurance Holdings Inc.	22,580	384
	Regional Management Corp.	6,622	381
	Metrocity Bankshares Inc.	13,855	381
	Southern Missouri Bancorp Inc.	7,236	378
	CBTX Inc.	12,864	373
	Waterstone Financial Inc.	16,948	370
	Orchid Island Capital Inc.	81,476	367
	First Financial Corp.	8,082	366
		Shares	Market Value• ($000)
	Dynex Capital Inc.	21,780	364
	Merchants Bancorp	7,588	359
	Victory Capital Holdings Inc. Class A	9,745	356
	Business First Bancshares Inc.	12,106	343
	Spirit of Texas Bancshares Inc.	11,836	341
	Bank First Corp.	4,705	340
	Old Second Bancorp Inc.	26,939	339
	GCM Grosvenor Inc. Class A	32,062	337
*	Assetmark Financial Holdings Inc.	12,803	336
	Enterprise Bancorp Inc.	7,396	332
	MVB Financial Corp.	7,888	328
	CNB Financial Corp.	12,325	327
*	Oportun Financial Corp.	16,124	327
	First Bancorp Inc. (XNGS)	10,329	324
	First Community Bankshares Inc.	9,516	318
*	Blue Foundry Bancorp	21,679	317
*	EZCorp. Inc. Class A	42,879	316
	Bar Harbor Bankshares	10,890	315
*	Carter Bankshares Inc.	20,477	315
	National Western Life Group Inc. Class A	1,460	313
	Sierra Bancorp	11,421	310
	Guaranty Bancshares Inc.	8,179	307
	SmartFinancial Inc.	11,166	306
	Sculptor Capital Management Inc. Class A	14,349	306
	American National Bankshares Inc.	8,097	305
*	Coastal Financial Corp.	6,035	305
	Oppenheimer Holdings Inc. Class A	6,504	302
	Civista Bancshares Inc.	12,290	300
*	Bridgewater Bancshares Inc.	16,910	299
	Farmers & Merchants Bancorp Inc.	9,093	299
	Citizens & Northern Corp.	11,421	298
	Summit Financial Group Inc.	10,872	298
	Home Bancorp Inc.	7,072	294
	Peoples Financial Services Corp.	5,555	293
	Mid Penn Bancorp Inc.	8,903	283
	PCSB Financial Corp.	14,750	281
	Midland States Bancorp Inc.	11,303	280
	Primis Financial Corp.	18,589	280
*	Ocwen Financial Corp.	6,957	278
	MidWestOne Financial Group Inc.	8,410	272
	Tiptree Inc.	19,509	270
	Capstar Financial Holdings Inc.	12,603	265
	Northeast Bank	7,301	261
	Great Ajax Corp.	19,118	252
	First Bank	17,152	249
	First Internet Bancorp	5,282	248

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Shore Bancshares Inc.	11,725	244
	Investors Title Co.	1,228	242
	First Business Financial Services Inc.	8,209	239
	ACNB Corp.	7,552	236
	Capital City Bank Group Inc.	8,723	230
	PCB Bancorp	10,468	230
	Alerus Financial Corp.	7,753	227
*	Root Inc. Class A	72,590	225
	Curo Group Holdings Corp.	13,913	223
	Perella Weinberg Partners	17,115	220
	Bankwell Financial Group Inc.	6,682	219
	Northrim BanCorp Inc.	5,007	218
	Macatawa Bank Corp.	24,533	216
*	Howard Bancorp Inc.	9,817	214
	Amalgamated Financial Corp.	12,684	213
*	Citizens Inc. Class A	39,264	208
	FS Bancorp Inc.	6,102	205
	Orrstown Financial Services Inc.	7,905	199
	Five Star Bancorp	6,606	198
	Unity Bancorp Inc.	7,494	197
	South Plains Financial Inc.	7,074	197
	Blue Ridge Bankshares Inc.	11,023	197
*	P10 Inc. Class A	14,037	196
	Marlin Business Services Corp.	8,289	193
	Greenhill & Co. Inc.	10,650	191
	First Northwest Bancorp	9,392	190
*	GoHealth Inc. Class A	50,258	190
*	BayCom Corp.	10,074	189
*	First Western Financial Inc.	6,238	189
	1st Constitution Bancorp	7,270	187
	Codorus Valley Bancorp Inc.	8,406	182
	Territorial Bancorp Inc.	7,222	182
*	Republic First Bancorp Inc.	48,570	181
	OP Bancorp	14,130	180
	Community Financial Corp.	4,532	178
	AFC Gamma Inc.	7,675	175
	Timberland Bancorp Inc.	6,298	174
	ChoiceOne Financial Services Inc.	6,523	173
	Riverview Bancorp Inc.	22,319	172
	Meridian Corp.	4,682	172
	Provident Bancorp Inc.	9,103	169
*	Professional Holding Corp. Class A	8,790	168
	ESSA Bancorp Inc.	9,620	167
	Richmond Mutual BanCorp. Inc.	10,367	167
*	MetroMile Inc.	76,215	167
	Investar Holding Corp.	8,881	164
	LCNB Corp.	8,403	164
	BCB Bancorp Inc.	10,481	162
		Shares	Market Value• ($000)
	FNCB Bancorp Inc.	17,770	162
*	MainStreet Bancshares Inc.	6,562	161
	Evans Bancorp Inc.	3,966	160
*	NI Holdings Inc.	8,452	160
	Capital Bancorp Inc.	6,085	159
	Ellington Residential Mortgage REIT	14,992	156
	Red River Bancshares Inc.	2,895	155
	Crawford & Co. Class B	20,568	154
*	Esquire Financial Holdings Inc.	4,853	153
	Plumas Bancorp	4,517	153
	Parke Bancorp Inc.	6,976	148
*	Greenlight Capital Re Ltd. Class A	18,936	148
	Penns Woods Bancorp Inc.	6,226	147
	Central Valley Community Bancorp	7,048	146
	First Community Corp.	7,052	146
*	FVCBankcorp Inc.	7,380	146
	National Bankshares Inc.	4,005	145
*	Safeguard Scientifics Inc.	19,588	144
	First Financial Northwest Inc.	8,829	143
	Chemung Financial Corp.	3,092	142
*	Trean Insurance Group Inc.	15,892	142
	Western New England Bancorp Inc.	15,919	139
*	Doma Holdings Inc.	27,001	137
	Donegal Group Inc. Class A	9,483	136
	Manning & Napier Inc.	16,394	136
	Westwood Holdings Group Inc.	7,751	131
*	Hagerty Inc. Class A	9,270	131
	Independence Holding Co.	2,274	129
	Middlefield Banc Corp.	5,180	129
	Ames National Corp.	5,256	129
	Heritage Insurance Holdings Inc.	21,610	127
	Fidelity D&D Bancorp Inc.	2,155	127
	Franklin Financial Services Corp.	3,861	127
*	Arlington Asset Investment Corp. Class A	35,385	124
	First United Corp.	6,583	124
	CB Financial Services Inc.	5,108	123
	GAMCO Investors Inc. Class A	4,894	122
	HBT Financial Inc.	6,435	121
	Sachem Capital Corp.	20,534	120
*	California BanCorp.	5,914	119
*	Pioneer Bancorp Inc.	10,394	118
	Salisbury Bancorp Inc.	2,232	118
*	Sunlight Financial Holdings Inc.	24,670	118
	C&F Financial Corp.	2,281	117

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Maiden Holdings Ltd.	38,102	117
*	Medallion Financial Corp.	20,075	116
	Bank of Princeton	3,925	115
	United Security Bancshares	14,133	115
	Level One Bancorp Inc.	2,903	114
	Virginia National Bankshares Corp.	3,023	112
	First Capital Inc.	2,766	111
	Union Bankshares Inc.	3,794	110
	Peoples Bancorp of North Carolina Inc.	3,935	109
*	Velocity Financial LLC	7,686	105
	SB Financial Group Inc.	5,360	104
	Lument Finance Trust Inc.	27,115	104
*	William Penn Bancorp Inc.	8,580	104
	Norwood Financial Corp.	3,972	103
	Citizens Community Bancorp Inc.	7,386	102
*	Consumer Portfolio Services Inc.	8,509	101
	Nexpoint Real Estate Finance Inc.	5,255	101
*	Ponce de Leon Federal Bank	6,750	99
	Pzena Investment Management Inc. Class A	10,406	99
*	Sterling Bancorp Inc.	16,749	96
	Colony Bankcorp Inc.	5,631	96
	First Guaranty Bancshares Inc.	4,672	95
	Greene County Bancorp Inc.	2,548	94
*	ACRES Commercial Realty Corp.	7,472	93
	AG Mortgage Investment Trust Inc.	9,045	93
	Provident Financial Holdings Inc.	5,547	92
	Guild Holdings Co. Class A	6,557	92
	Eagle Bancorp Montana Inc.	3,864	89
	Seven Hills Realty Trust	8,503	88
	Ohio Valley Banc Corp.	2,951	86
	United Insurance Holdings Corp.	19,845	86
	Silvercrest Asset Management Group Inc. Class A	4,801	82
*,1	Bakkt Holdings Inc.	9,583	82
	Associated Capital Group Inc. Class A	1,854	80
	Prudential Bancorp Inc.	5,501	75
	First Savings Financial Group Inc.	2,763	73
	First National Corp.	3,187	73
	Hawthorn Bancshares Inc.	2,674	69
	US Global Investors Inc. Class A	15,552	68
	Summit State Bank	4,372	66
	loanDepot Inc. Class A	13,793	66
	Bank7 Corp.	2,764	64
		Shares	Market Value• ($000)
*	Heritage Global Inc.	34,014	63
*	Elevate Credit Inc.	20,549	61
	Luther Burbank Corp.	4,292	60
*	Malvern Bancorp Inc.	3,848	60
*	Finance of America Cos. Inc. Class A	15,156	60
	AmeriServ Financial Inc.	15,247	59
	BankFinancial Corp.	5,361	57
	1st Source Corp.	1,151	57
	Randolph Bancorp Inc.	2,351	56
*	Broadway Financial Corp.	24,365	56
	IF Bancorp Inc.	2,087	52
	Auburn National BanCorp Inc.	1,551	49
	Sound Financial Bancorp Inc.	1,102	48
	Oak Valley Bancorp	2,728	47
*	Midwest Holding Inc.	2,640	46
*	Nicholas Financial Inc.	3,692	44
	Kingstone Cos. Inc.	8,512	43
*	Rhinebeck Bancorp Inc.	3,974	42
*	Great Elm Group Inc.	18,596	39
	Manhattan Bridge Capital Inc.	6,830	38
	Hennessy Advisors Inc.	3,282	36
	Old Point Financial Corp.	603	14
*	Conifer Holdings Inc.	4,822	11
*	Finwise Bancorp	344	5
			3,898,545
Health Care (12.7%)
	UnitedHealth Group Inc.	698,819	350,905
	Johnson & Johnson	1,955,104	334,460
	Pfizer Inc.	4,162,459	245,793
	Thermo Fisher Scientific Inc.	292,494	195,164
	Abbott Laboratories	1,312,884	184,775
	AbbVie Inc.	1,310,959	177,504
	Eli Lilly & Co.	638,628	176,402
	Danaher Corp.	477,326	157,045
	Merck & Co. Inc.	1,873,480	143,584
	Medtronic plc	998,174	103,261
	Bristol-Myers Squibb Co.	1,645,954	102,625
*	Intuitive Surgical Inc.	264,873	95,169
	Amgen Inc.	417,215	93,861
	Zoetis Inc.	351,076	85,673
	Anthem Inc.	179,697	83,297
	Gilead Sciences Inc.	928,570	67,423
	Stryker Corp.	251,496	67,255
*	Moderna Inc.	255,433	64,875
*	Edwards Lifesciences Corp.	462,201	59,878
	Cigna Corp.	245,347	56,339
	Becton Dickinson and Co.	210,619	52,966
*	Regeneron Pharmaceuticals Inc.	74,460	47,023
*	Boston Scientific Corp.	1,054,735	44,805
	HCA Healthcare Inc.	172,670	44,362
	Humana Inc.	95,129	44,127
*	Illumina Inc.	115,751	44,036
*	IDEXX Laboratories Inc.	62,866	41,395

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Vertex Pharmaceuticals Inc.	188,302	41,351
*	IQVIA Holdings Inc.	141,685	39,975
*	DexCom Inc.	71,693	38,496
*	Align Technology Inc.	55,411	36,415
	Agilent Technologies Inc.	223,907	35,747
*	Centene Corp.	430,945	35,510
	Baxter International Inc.	371,029	31,849
	ResMed Inc.	107,933	28,114
*	Biogen Inc.	108,555	26,045
*	Veeva Systems Inc. Class A	101,700	25,982
	West Pharmaceutical Services Inc.	54,631	25,623
*	Laboratory Corp. of America Holdings	71,259	22,390
	Cerner Corp.	219,678	20,402
	Zimmer Biomet Holdings Inc.	153,955	19,558
	PerkinElmer Inc.	93,043	18,707
	STERIS plc	74,450	18,122
*	Horizon Therapeutics plc	166,599	17,953
*	Catalent Inc.	125,898	16,119
*	Avantor Inc.	382,303	16,110
	Quest Diagnostics Inc.	90,957	15,736
*	Seagen Inc.	100,442	15,528
	Cooper Cos. Inc.	36,420	15,258
	Bio-Techne Corp.	28,882	14,942
*	Alnylam Pharmaceuticals Inc.	87,898	14,906
*	Hologic Inc.	186,771	14,299
*	Charles River Laboratories International Inc.	37,559	14,151
*	Molina Healthcare Inc.	43,280	13,767
*	Insulet Corp.	50,737	13,500
	Viatris Inc.	899,892	12,176
*	BioMarin Pharmaceutical Inc.	137,358	12,136
*	Bio-Rad Laboratories Inc. Class A	15,682	11,849
*	ABIOMED Inc.	32,308	11,604
	Teleflex Inc.	34,237	11,246
	Cardinal Health Inc.	207,600	10,689
*	Masimo Corp.	36,507	10,689
*	Repligen Corp.	38,346	10,156
*	Incyte Corp.	136,851	10,045
*	Exact Sciences Corp.	128,894	10,032
*	Teladoc Health Inc.	107,894	9,907
*	Elanco Animal Health Inc. (XNYS)	334,830	9,502
	Royalty Pharma plc Class A	236,270	9,415
*	10X Genomics Inc. Class A	61,737	9,196
	DENTSPLY SIRONA Inc.	161,661	9,019
*	Henry Schein Inc.	103,299	8,009
*	Novavax Inc.	55,646	7,961
*	Syneos Health Inc.	76,128	7,817
*	Penumbra Inc.	26,272	7,548
*	United Therapeutics Corp.	33,816	7,307
*	Tandem Diabetes Care Inc.	47,706	7,181
*	Guardant Health Inc.	70,358	7,037
		Shares	Market Value• ($000)
	Universal Health Services Inc. Class B	50,289	6,520
*	Tenet Healthcare Corp.	76,913	6,283
	Chemed Corp.	11,572	6,122
*	Neurocrine Biosciences Inc.	71,560	6,095
	Bruker Corp.	71,849	6,029
*	Natera Inc.	63,567	5,937
*	Intellia Therapeutics Inc.	49,959	5,907
*	Omnicell Inc.	32,708	5,902
	Organon & Co.	184,795	5,627
*	Jazz Pharmaceuticals plc	44,001	5,606
*	Sarepta Therapeutics Inc.	61,470	5,535
*	Envista Holdings Corp.	116,683	5,258
*	DaVita Inc.	45,993	5,232
*	Mirati Therapeutics Inc.	35,261	5,172
*	Novocure Ltd.	66,331	4,980
*	Arrowhead Pharmaceuticals Inc.	74,482	4,938
*	Medpace Holdings Inc.	21,617	4,705
*	Blueprint Medicines Corp.	43,743	4,685
	Encompass Health Corp.	70,911	4,628
*	Shockwave Medical Inc.	25,203	4,494
*	Inspire Medical Systems Inc.	19,490	4,484
*	Exelixis Inc.	238,098	4,352
*	Halozyme Therapeutics Inc.	106,605	4,287
*	Arena Pharmaceuticals Inc.	45,705	4,248
*	Globus Medical Inc. Class A	58,272	4,207
*	Ultragenyx Pharmaceutical Inc.	48,129	4,047
*	Acadia Healthcare Co. Inc.	66,608	4,043
*	Amedisys Inc.	24,581	3,979
	Perrigo Co. plc	101,045	3,931
*	Integra LifeSciences Holdings Corp.	53,988	3,617
*	Neogen Corp.	78,664	3,572
*	agilon health Inc.	131,933	3,562
*	Quidel Corp.	26,359	3,558
	Premier Inc. Class A	86,362	3,556
*	Fate Therapeutics Inc.	60,658	3,549
*	ICU Medical Inc.	14,923	3,542
*	Maravai LifeSciences Holdings Inc. Class A	83,880	3,515
	Ensign Group Inc.	38,949	3,270
*	STAAR Surgical Co.	35,726	3,262
*	Pacific Biosciences of California Inc.	156,884	3,210
*	Beam Therapeutics Inc.	38,451	3,064
*	LHC Group Inc.	22,323	3,063
	CONMED Corp.	21,525	3,051
*	Option Care Health Inc.	106,766	3,036
*	NeoGenomics Inc.	87,540	2,987
*	Apellis Pharmaceuticals Inc.	62,003	2,932
*	Denali Therapeutics Inc.	63,161	2,817
*	Intra-Cellular Therapies Inc.	53,729	2,812

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Alkermes plc	120,087	2,793
*	HealthEquity Inc.	62,743	2,776
*	Ionis Pharmaceuticals Inc.	88,896	2,705
*	Cytokinetics Inc.	59,235	2,700
*	Oak Street Health Inc.	81,194	2,691
*	R1 RCM Inc.	105,273	2,683
*	Adaptive Biotechnologies Corp.	93,815	2,632
*	Arvinas Inc.	31,602	2,596
*	Twist Bioscience Corp.	33,321	2,579
*	Progyny Inc.	50,866	2,561
*	Vir Biotechnology Inc.	59,832	2,505
*	iRhythm Technologies Inc.	21,240	2,500
*	Merit Medical Systems Inc.	39,385	2,454
*	Invitae Corp.	160,601	2,452
*	Insmed Inc.	88,189	2,402
*	Amicus Therapeutics Inc.	206,499	2,385
	Select Medical Holdings Corp.	78,955	2,321
	Owens & Minor Inc.	52,608	2,288
*	AtriCure Inc.	32,229	2,241
*	Inari Medical Inc.	24,468	2,233
*	Certara Inc.	77,681	2,208
*	Warby Parker Inc. Class A	47,039	2,190
*	Integer Holdings Corp.	25,463	2,179
*	ACADIA Pharmaceuticals Inc.	92,462	2,158
*	Veracyte Inc.	52,287	2,154
*	Zentalis Pharmaceuticals Inc.	25,351	2,131
*	Karuna Therapeutics Inc.	16,094	2,108
*	Prestige Consumer Healthcare Inc.	33,242	2,016
*	Apollo Medical Holdings Inc.	27,410	2,014
*	1Life Healthcare Inc.	113,874	2,001
*	Nevro Corp.	24,662	1,999
*	Haemonetics Corp.	37,576	1,993
*	Kodiak Sciences Inc.	22,917	1,943
*	Pacira BioSciences Inc.	32,211	1,938
	Patterson Cos. Inc.	64,640	1,897
*	Iovance Biotherapeutics Inc.	98,970	1,889
*	Ortho Clinical Diagnostics Holdings plc Class H	87,711	1,876
*	CareDx Inc.	40,875	1,859
*	Nektar Therapeutics Class A	136,973	1,851
*	BioCryst Pharmaceuticals Inc.	131,712	1,824
*	TG Therapeutics Inc.	95,585	1,816
*	NuVasive Inc.	34,459	1,808
*	Xencor Inc.	45,021	1,806
*	Ligand Pharmaceuticals Inc.	11,657	1,801
*	Doximity Inc. Class A	35,698	1,790
*	PTC Therapeutics Inc.	44,826	1,785
*,1	GoodRx Holdings Inc. Class A	54,359	1,776
*	Sotera Health Co.	74,725	1,760
		Shares	Market Value• ($000)
*	MEDNAX Inc.	63,861	1,738
*	Evolent Health Inc. Class A	60,948	1,686
*	Magellan Health Inc.	17,458	1,658
*	Axonics Inc.	28,834	1,615
*	Surgery Partners Inc.	30,224	1,614
*	Outset Medical Inc.	34,874	1,607
*	Emergent BioSolutions Inc.	36,642	1,593
*	Myriad Genetics Inc.	57,476	1,586
*	Sage Therapeutics Inc.	37,024	1,575
*	Arcus Biosciences Inc.	37,955	1,536
*	ChemoCentryx Inc.	41,973	1,528
*	Relay Therapeutics Inc.	49,682	1,526
*	Kymera Therapeutics Inc.	23,842	1,514
*	Fulgent Genetics Inc.	15,040	1,513
*	CorVel Corp.	7,213	1,500
*	Travere Thrapeutics Inc.	48,126	1,494
*	Phreesia Inc.	35,422	1,476
*	Codexis Inc.	46,980	1,469
*	IVERIC bio Inc.	87,810	1,468
*	Lantheus Holdings Inc.	50,719	1,465
*	Glaukos Corp.	32,769	1,456
*	SpringWorks Therapeutics Inc.	23,463	1,454
*	Global Blood Therapeutics Inc.	49,510	1,449
*	Turning Point Therapeutics Inc.	30,100	1,436
*	ModivCare Inc.	9,631	1,428
*	OPKO Health Inc.	296,764	1,427
*	Heska Corp.	7,780	1,420
*,1	Corcept Therapeutics Inc.	71,186	1,409
*	Vericel Corp.	35,788	1,406
*	Celldex Therapeutics Inc.	36,369	1,405
*	NanoString Technologies Inc.	33,143	1,400
*	Editas Medicine Inc. Class A	51,901	1,378
*	REVOLUTION Medicines Inc.	54,705	1,377
*	Avid Bioservices Inc.	46,967	1,371
*	Health Catalyst Inc.	34,312	1,359
*	Agios Pharmaceuticals Inc.	41,041	1,349
*	AdaptHealth Corp. Class A	55,007	1,345
*	Community Health Systems Inc.	98,310	1,309
*	Bridgebio Pharma Inc.	78,251	1,305
*	Cerevel Therapeutics Holdings Inc.	39,518	1,281
*,1	Cassava Sciences Inc.	28,778	1,258
*	ImmunoGen Inc.	163,470	1,213
*	Multiplan Corp.	268,631	1,190
*	Ironwood Pharmaceuticals Inc. Class A	101,896	1,188
*	Addus HomeCare Corp.	12,517	1,170
*	Dynavax Technologies Corp.	82,148	1,156
*	Protagonist Therapeutics Inc.	32,950	1,127
*,1	Ginkgo Bioworks Holdings Inc.	132,926	1,105

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Accolade Inc.	41,061	1,082
*	Supernus Pharmaceuticals Inc.	37,046	1,080
*	BioLife Solutions Inc.	28,772	1,072
*	RadNet Inc.	35,440	1,067
*	Avanos Medical Inc.	30,734	1,066
*	Quanterix Corp.	25,121	1,065
*	Enanta Pharmaceuticals Inc.	14,228	1,064
*	Silk Road Medical Inc.	24,912	1,062
*	Krystal Biotech Inc.	15,067	1,054
*	Atara Biotherapeutics Inc.	66,493	1,048
*,1	Sorrento Therapeutics Inc.	220,343	1,025
*	Sana Biotechnology Inc.	66,143	1,024
	Healthcare Services Group Inc.	57,512	1,023
*	C4 Therapeutics Inc.	30,397	979
*	Varex Imaging Corp.	30,712	969
*	Anavex Life Sciences Corp.	54,608	947
*	Alector Inc.	44,564	920
*	Recursion Pharmaceuticals Inc. Class A	53,606	918
*	Crinetics Pharmaceuticals Inc.	32,266	917
*	Coherus Biosciences Inc.	57,038	910
*	Nurix Therapeutics Inc.	31,331	907
*	FibroGen Inc.	64,048	903
	US Physical Therapy Inc.	9,429	901
*	REGENXBIO Inc.	27,503	899
*	Cerus Corp.	131,475	895
*	Tivity Health Inc.	32,899	870
*	Harmony Biosciences Holdings Inc.	20,281	865
*	Prometheus Biosciences Inc.	21,741	860
*	Cano Health Inc.	96,278	858
*	Seer Inc. Class A	37,237	849
*	Clover Health Investments Corp. Class A	225,897	840
*	Allogene Therapeutics Inc.	56,056	836
*	Privia Health Group Inc.	32,020	828
*	Innoviva Inc.	47,854	825
*,1	Inovio Pharmaceuticals Inc.	162,072	809
*	American Well Corp. Class A	133,615	807
*	Revance Therapeutics Inc.	49,306	805
*,1	Senseonics Holdings Inc.	301,623	805
*	Inhibrx Inc.	18,341	801
*	Alignment Healthcare Inc.	56,888	800
*	MannKind Corp.	180,773	790
*	AngioDynamics Inc.	28,517	787
*	NextGen Healthcare Inc.	44,070	784
*	Morphic Holding Inc.	16,451	779
		Shares	Market Value• ($000)
*	Madrigal Pharmaceuticals Inc.	9,163	776
*	Axsome Therapeutics Inc.	20,490	774
*	Rocket Pharmaceuticals Inc.	35,462	774
*	Nuvation Bio Inc.	90,257	767
*	Brookdale Senior Living Inc.	148,359	766
*	Heron Therapeutics Inc.	82,680	755
	Atrion Corp.	1,065	751
*	Butterfly Network Inc.	111,779	748
*	Joint Corp.	11,375	747
*	MacroGenics Inc.	45,784	735
	LeMaitre Vascular Inc.	14,525	730
*	Kura Oncology Inc.	52,024	728
*	Syndax Pharmaceuticals Inc.	33,244	728
*	Castle Biosciences Inc.	16,961	727
*	OptimizeRx Corp.	11,681	726
*	iTeos Therapeutics Inc.	15,584	726
*	Intersect ENT Inc.	26,320	719
*	Sangamo Therapeutics Inc.	95,903	719
*	MaxCyte Inc.	70,208	715
*	Avidity Biosciences Inc.	29,127	692
*,1	Ocugen Inc.	151,842	691
*	Berkeley Lights Inc.	37,148	675
*	ViewRay Inc.	122,225	673
*,1	Bionano Genomics Inc.	222,599	666
	National HealthCare Corp.	9,775	664
*	Zogenix Inc.	40,577	659
*	Aclaris Therapeutics Inc.	45,230	658
*	Amphastar Pharmaceuticals Inc.	28,059	654
*	Arcturus Therapeutics Holdings Inc.	17,662	654
*	Instil Bio Inc.	38,207	654
*	Vanda Pharmaceuticals Inc.	41,624	653
*	Pulmonx Corp.	20,363	653
*	Meridian Bioscience Inc.	31,916	651
*	Hims & Hers Health Inc.	99,363	651
*	Triple-S Management Corp. Class B	18,203	649
*	Vaxcyte Inc.	27,246	648
*	Keros Therapeutics Inc.	10,969	642
*	OrthoPediatrics Corp.	10,551	632
*	Natus Medical Inc.	26,256	623
*	Replimune Group Inc.	22,598	612
*	CryoLife Inc.	29,441	599
*	Endo International plc	159,030	598
*	Rapt Therapeutics Inc.	16,198	595
*	Inotiv Inc.	14,084	593
*	Agiliti Inc.	25,569	592
	National Research Corp.	14,237	591
*,1	Vaxart Inc.	92,309	579
*	Praxis Precision Medicines Inc.	29,413	579
*	Inogen Inc.	16,851	573
*	Cardiovascular Systems Inc.	30,085	565

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Scholar Rock Holding Corp.	22,572	561
*	Gritstone bio Inc.	43,220	556
*	AnaptysBio Inc.	15,897	552
*	Alphatec Holdings Inc.	47,995	549
*	Bluebird Bio Inc.	54,636	546
*	Gossamer Bio Inc.	47,193	534
*	Kezar Life Sciences Inc.	31,915	534
*	Arcutis Biotherapeutics Inc.	25,720	533
*	Hanger Inc.	29,315	531
*	Cutera Inc.	12,615	521
*	Reata Pharmaceuticals Inc. Class A	19,672	519
*	Theravance Biopharma Inc.	46,676	516
*	HealthStream Inc.	19,546	515
*	Definitive Healthcare Corp. Class A	18,848	515
*	Agenus Inc.	155,833	502
*	Ideaya Biosciences Inc.	21,190	501
*	Day One Biopharmaceuticals Inc.	29,414	496
*	Pennant Group Inc.	21,339	493
*	PMV Pharmaceuticals Inc.	21,347	493
*	Orthofix Medical Inc.	15,792	491
*	Amneal Pharmaceuticals Inc.	101,615	487
*	Catalyst Pharmaceuticals Inc.	70,720	479
*	SI-BONE Inc.	21,338	474
*	2seventy bio Inc.	18,211	467
*	Sutro Biopharma Inc.	31,015	462
*	Organogenesis Holdings Inc. Class A	50,028	462
*	PetIQ Inc. Class A	20,308	461
*	OraSure Technologies Inc.	52,888	460
*	Collegium Pharmaceutical Inc.	24,391	456
*	Surmodics Inc.	9,442	455
*	Cara Therapeutics Inc.	37,173	453
*	Seres Therapeutics Inc.	53,773	448
*	Relmada Therapeutics Inc.	19,771	445
*	Anika Therapeutics Inc.	12,203	437
*	Adicet Bio Inc.	24,689	432
*	Chinook Therapeutics Inc.	26,116	426
*	Y-mAbs Therapeutics Inc.	25,924	420
*	Antares Pharma Inc.	116,998	418
*	Apria Inc.	12,815	418
*	Bioventus Inc. Class A	28,845	418
*	Eagle Pharmaceuticals Inc.	8,167	416
*	Verve Therapeutics Inc.	11,274	416
*	Atea Pharmaceuticals Inc.	46,140	413
*	4D Molecular Therapeutics Inc.	18,475	405
*	Ocular Therapeutix Inc.	57,770	403
*	UFP Technologies Inc.	5,711	401
*	NGM Biopharmaceuticals Inc.	22,650	401
		Shares	Market Value• ($000)
*	Rhythm Pharmaceuticals Inc.	39,183	391
*	Kronos Bio Inc.	28,580	388
*	Personalis Inc.	26,909	384
*	Akero Therapeutics Inc.	17,781	376
*	BioAtla Inc.	19,035	374
*	Treace Medical Concepts Inc.	20,023	373
*	ImmunityBio Inc.	61,129	372
*	Albireo Pharma Inc.	15,784	368
*	SeaSpine Holdings Corp.	26,644	363
*	ANI Pharmaceuticals Inc.	7,878	363
*	TransMedics Group Inc.	18,904	362
*	Chimerix Inc.	55,803	359
*	MiMedx Group Inc.	58,756	355
*	Rubius Therapeutics Inc.	36,561	354
*	Fulcrum Therapeutics Inc.	19,963	353
*	Computer Programs and Systems Inc.	11,976	351
*	Karyopharm Therapeutics Inc.	54,566	351
*	Forma Therapeutics Holdings Inc.	24,664	351
*	Foghorn Therapeutics Inc.	15,359	351
*	Stoke Therapeutics Inc.	14,558	349
*	Spero Therapeutics Inc.	21,718	348
*	Rigel Pharmaceuticals Inc.	130,987	347
*	Design Therapeutics Inc.	16,031	343
*	Marinus Pharmaceuticals Inc.	28,602	340
*	Bioxcel Therapeutics Inc.	16,553	337
*	Geron Corp. (XNGS)	273,573	334
*	Mersana Therapeutics Inc.	53,490	333
*	ORIC Pharmaceuticals Inc.	22,480	330
*	Athira Pharma Inc.	25,183	328
*	Curis Inc.	67,749	323
*	Vapotherm Inc.	15,420	319
*	ALX Oncology Holdings Inc.	14,763	317
*	Cullinan Oncology Inc.	20,449	316
*	Cue Biopharma Inc.	27,168	307
*	Deciphera Pharmaceuticals Inc.	31,387	307
*	Edgewise Therapeutics Inc.	20,023	306
	Phibro Animal Health Corp. Class A	14,898	304
*	Viridian Therapeutics Inc.	15,149	300
*	G1 Therapeutics Inc.	29,295	299
*	Accuray Inc.	62,388	298
*	Signify Health Inc. Class A	20,953	298
*	Semler Scientific Inc.	3,251	298
*	Kinnate Biopharma Inc.	16,788	297
*	Talaris Therapeutics Inc.	19,392	297
*	Omeros Corp.	45,905	295
*	Dermtech Inc.	18,471	292

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Aligos Therapeutics Inc.	24,596	292
*	Phathom Pharmaceuticals Inc.	14,720	290
*	Akebia Therapeutics Inc.	127,605	288
*	Allakos Inc.	29,327	287
*	LifeStance Health Group Inc.	30,018	286
*	Viking Therapeutics Inc.	61,848	285
*	Immunovant Inc.	33,302	284
*	Verastem Inc.	137,972	283
*,1	Precigen Inc.	75,769	281
*	VistaGen Therapeutics Inc.	143,323	279
*	Aadi Bioscience Inc.	11,508	278
*	Allovir Inc.	21,414	277
*	Tactile Systems Technology Inc.	14,475	275
*	Lineage Cell Therapeutics Inc.	111,172	272
*	Aveanna Healthcare Holdings Inc.	36,554	271
*	Tabula Rasa HealthCare Inc.	17,954	269
*,1	Clovis Oncology Inc.	97,462	264
*	iRadimed Corp.	5,708	264
*	SIGA Technologies Inc.	35,072	264
*	KalVista Pharmaceuticals Inc.	19,868	263
*	Apyx Medical Corp.	20,333	261
*	Pliant Therapeutics Inc.	19,263	260
*	Kiniksa Pharmaceuticals Ltd. Class A	21,995	259
*	Stereotaxis Inc.	41,561	258
*	Xeris Biopharma Holdings Inc.	87,021	255
*	EyePoint Pharmaceuticals Inc.	20,695	253
*	Intercept Pharmaceuticals Inc.	15,473	252
*	Altimmune Inc.	27,518	252
*	Arbutus Biopharma Corp.	64,217	250
*,1	Vicarious Surgical Inc.	23,479	249
*	908 Devices Inc.	9,603	248
*	Singular Genomics Systems Inc.	21,402	247
*	Precision BioSciences Inc.	33,116	245
*	23andMe Holding Co. Class A	36,747	245
*	Aerie Pharmaceuticals Inc.	34,791	244
*	Fluidigm Corp.	62,024	243
*	MEI Pharma Inc.	90,263	241
*	Provention Bio Inc.	42,231	237
*	Applied Molecular Transport Inc.	16,917	237
*	Olema Pharmaceuticals Inc.	25,293	237
*	Vera Therapeutics Inc.	8,862	237
*	Dyne Therapeutics Inc.	19,877	236
*	Selecta Biosciences Inc.	71,712	234
*	Caribou Biosciences Inc.	15,495	234
*	CEL–SCI Corp.	32,746	233
		Shares	Market Value• ($000)
*	Esperion Therapeutics Inc.	46,297	232
*	KemPharm Inc.	26,445	230
*	CytomX Therapeutics Inc.	52,981	229
*	Zomedica Corp.	744,088	228
*	BioDelivery Sciences International Inc.	72,969	226
*	Axogen Inc.	24,008	225
*	Avita Medical Inc.	18,734	224
*	Co-Diagnostics Inc.	24,873	222
*	Cogent Biosciences Inc.	25,843	222
*	Radius Health Inc.	31,931	221
*	Akoya Biosciences Inc.	14,347	220
*	Cymabay Therapeutics Inc.	64,398	218
*	Passage Bio Inc.	34,369	218
*	Harrow Health Inc.	24,765	214
*	Tricida Inc.	22,158	212
	Utah Medical Products Inc.	2,119	212
*	DICE Therapeutics Inc.	8,389	212
*,1	Cortexyme Inc.	16,634	210
*,1	SmileDirectClub Inc.	89,453	210
*	Jounce Therapeutics Inc.	25,003	209
*	Lexicon Pharmaceuticals Inc.	52,537	207
*	Mirum Pharmaceuticals Inc.	12,734	203
*	Asensus Surgical Inc.	183,270	203
*	Harvard Bioscience Inc.	28,191	199
*	Icosavax Inc.	8,704	199
*	Shattuck Labs Inc.	23,286	198
*	Generation Bio Co.	27,520	195
*	Poseida Therapeutics Inc.	28,490	194
*	9 Meters Biopharma Inc.	193,610	190
*	IGM Biosciences Inc.	6,439	189
*	Oyster Point Pharma Inc.	10,341	189
*,2	PDL BioPharma Inc.	76,234	188
*	Cardiff Oncology Inc.	30,869	186
*	Checkpoint Therapeutics Inc.	59,552	185
*	Monte Rosa Therapeutics Inc.	8,990	184
*,1	Leap Therapeutics Inc.	56,497	183
*	Erasca Inc.	11,654	182
*	Imago Biosciences Inc.	7,618	181
*	Aeglea BioTherapeutics Inc.	37,939	180
*	Liquidia Corp.	36,900	180
*	Tarsus Pharmaceuticals Inc.	7,993	180
*	Sientra Inc.	48,828	179
*	ADMA Biologics Inc.	126,593	179
*,1	Pulse Biosciences Inc.	12,076	179
*	InfuSystem Holdings Inc.	10,439	178
*	Evolus Inc.	27,192	177
*	Aldeyra Therapeutics Inc.	43,894	176
*	Beyond Air Inc.	18,382	174
*,1	Lyell Immunopharma Inc.	22,542	174

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Durect Corp.	174,960	173
*,1	MyMD Pharmaceuticals Inc.	28,572	173
*	Cytek Biosciences Inc.	10,441	170
*	Magenta Therapeutics Inc.	37,818	168
*	Progenity Inc.	80,203	168
*,1	ZIOPHARM Oncology Inc.	152,512	166
*	Matinas BioPharma Holdings Inc.	163,094	165
*	Sight Sciences Inc.	9,342	164
*	Epizyme Inc.	65,381	163
*	Fortress Biotech Inc.	64,625	162
*	Harpoon Therapeutics Inc.	21,504	162
*	Oncocyte Corp.	74,112	161
*	PLx Pharma Inc.	19,895	159
*	Vor BioPharma Inc.	13,681	159
*	Janux Therapeutics Inc.	8,050	159
*	CTI BioPharma Corp.	63,836	158
*	SQZ Biotechnologies Co.	17,558	157
*	CorMedix Inc.	34,264	156
*	SomaLogic Inc.	13,408	156
*	ChromaDex Corp.	41,320	155
*	PDS Biotechnology Corp.	18,997	154
*	Viemed Healthcare Inc.	29,480	154
*	Atossa Therapeutics Inc.	96,199	154
*	Spectrum Pharmaceuticals Inc.	120,135	153
*	Zynex Inc.	15,216	152
*	Finch Therapeutics Group Inc.	15,118	151
*	BrainStorm Cell Therapeutics Inc.	37,264	149
*	Infinity Pharmaceuticals Inc.	65,713	148
*	Nkarta Inc.	9,648	148
*	Sema4 Holdings Corp.	32,665	146
*	Akouos Inc.	17,109	145
*	Citius Pharmaceuticals Inc.	94,008	145
*	ClearPoint Neuro Inc.	12,824	144
*	Immunic Inc.	15,009	144
*	Ovid therapeutics Inc.	44,627	143
*	Tango Therapeutics Inc.	13,057	143
	XBiotech Inc.	12,790	142
*	PAVmed Inc.	57,747	142
*	aTyr Pharma Inc.	18,957	142
*	Annexon Inc.	12,233	141
*	Alpine Immune Sciences Inc.	10,081	140
*	Graphite Bio Inc.	11,282	140
*	Ventyx Biosciences Inc.	7,068	140
*	CytoSorbents Corp.	33,066	139
*	Paratek Pharmaceuticals Inc.	30,404	137
*	Syros Pharmaceuticals Inc.	42,029	137
*	Tenaya Therapeutics Inc.	7,197	136
*	Apollo Endosurgery Inc.	16,050	135
*	AirSculpt Technologies Inc.	7,868	135
		Shares	Market Value• ($000)
*	Seelos Therapeutics Inc.	82,071	134
*	Accelerate Diagnostics Inc.	25,335	132
*	Adverum Biotechnologies Inc.	75,150	132
*	Enzo Biochem Inc.	40,843	131
*	Forian Inc.	14,566	131
*	Molecular Templates Inc.	33,006	129
*	AVEO Pharmaceuticals Inc.	27,387	128
*	Humanigen Inc.	34,354	128
*	Pyxis Oncology Inc.	11,615	127
*	Athersys Inc.	139,529	126
*	Eiger BioPharmaceuticals Inc.	24,244	126
*,1	NRX Pharmaceuticals Inc.	26,323	126
*	Evelo Biosciences Inc.	20,646	125
*	Ikena Oncology Inc.	9,909	124
*	PROCEPT BioRobotics Corp.	4,968	124
*	Castlight Health Inc. Class B	79,916	123
*	Applied Therapeutics Inc.	13,794	123
*	Frequency Therapeutics Inc.	24,049	123
*	Actinium Pharmaceuticals Inc.	20,511	123
*	Convey Health Solutions Holdings Inc.	14,449	121
*	Nuvalent Inc. Class A	6,378	121
*,1	P3 Health Partners Inc.	17,181	121
*	Enochian Biosciences Inc.	16,459	120
*	Theseus Pharmaceuticals Inc.	9,484	120
*	IntriCon Corp.	7,360	119
*	Neoleukin Therapeutics Inc.	24,542	118
*	Sesen Bio Inc.	143,290	117
*	CareMax Inc.	15,288	117
*	Exagen Inc.	9,919	115
*	Codiak Biosciences Inc.	10,303	115
*	TFF Pharmaceuticals Inc.	12,846	114
*	Alpha Teknova Inc.	5,588	114
*	Sierra Oncology Inc.	5,258	114
*	Conformis Inc.	148,691	113
*	Homology Medicines Inc.	30,844	112
*	iCAD Inc.	15,565	112
*	Silverback Therapeutics Inc.	16,780	112
*	Taysha Gene Therapies Inc.	9,398	110
*	Entrada Therapeutics Inc.	6,382	109
*	Lucira Health Inc.	12,487	108
*	Compass Therapeutics Inc.	33,982	108
*	Savara Inc.	85,084	106
*	Tyra Biosciences Inc.	7,492	105
*	Dyadic International Inc.	23,051	104

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Viracta Therapeutics Inc.	28,450	104
*	Optinose Inc.	62,500	101
*	Sanara Medtech Inc.	3,304	101
*	Verrica Pharmaceuticals Inc.	10,956	100
*	iBio Inc.	182,088	100
*	F-star Therapeutics Inc.	19,920	100
*	Century Therapeutics Inc.	6,294	100
*	Mustang Bio Inc.	59,489	99
*	Electromed Inc.	7,616	99
*	Immuneering Corp. Class A	6,140	99
*	Opiant Pharmaceuticals Inc.	2,938	99
*	Palatin Technologies Inc.	191,342	98
*	TherapeuticsMD Inc.	274,286	98
*	Aptinyx Inc. Class A	36,742	98
*	Tonix Pharmaceuticals Holding Corp.	273,601	98
*	Puma Biotechnology Inc.	31,801	97
*	T2 Biosystems Inc.	188,608	97
*	Black Diamond Therapeutics Inc.	18,268	97
*	Scynexis Inc.	15,858	97
*	Gemini Therapeutics Inc.	33,435	97
*,1	Nautilus Biotechnology Inc.	18,797	97
*	Ampio Pharmaceuticals Inc.	167,886	96
*	XOMA Corp.	4,608	96
*	Surface Oncology Inc.	20,025	96
*	Codex DNA Inc.	8,909	96
*	Synlogic Inc.	39,063	95
*	TCR2 Therapeutics Inc.	20,284	95
*,1	Rani Therapeutics Holdings Inc. Class A	5,840	95
*,1	eFFECTOR Therapeutics Inc.	11,437	95
*	Avrobio Inc.	24,509	94
*	Surgalign Holdings Inc.	131,113	94
*	RxSight Inc.	8,313	94
*,1	Oncology Institute Inc.	9,603	94
*,1	PhaseBio Pharmaceuticals Inc.	35,566	93
*	Bolt Biotherapeutics Inc.	18,932	93
*	Assertio Holdings Inc.	42,703	93
*	Clearside Biomedical Inc.	33,371	92
*	Vincerx Pharma Inc.	9,049	92
*	Adagio Therapeutics Inc.	12,559	91
*	La Jolla Pharmaceutical Co.	19,398	90
*	Dare Bioscience Inc.	44,843	90
*	Aerovate Therapeutics Inc.	7,673	90
*	UpHealth Inc.	40,323	90
*	Absci Corp.	10,820	89
*,1	Zynerba Pharmaceuticals Inc.	30,393	88
*	Werewolf Therapeutics Inc.	7,424	88
		Shares	Market Value• ($000)
*	ATI Physical Therapy Inc.	25,974	88
*	Athenex Inc.	64,126	87
*	Sensei Biotherapeutics Inc.	15,072	87
*	Otonomy Inc.	41,424	86
*	Invacare Corp.	31,358	85
*	Celcuity Inc.	6,440	85
*,1	Pear Therapeutics Inc.	13,471	84
*,1	SAB Biotherapeutics Inc.	10,730	84
*	MediciNova Inc.	31,009	83
*	Neuronetics Inc.	18,525	83
*	SELLAS Life Sciences Group Inc.	14,948	83
*	Innovage Holding Corp.	16,618	83
*	Rain Therapeutics Inc.	6,474	83
*	Brooklyn ImmunoTherapeutics Inc.	19,881	83
*	Aspira Women's Health Inc.	46,365	82
*	CVRx Inc.	6,592	81
*	Point Biopharma Global Inc.	14,472	81
*	Humacyte Inc.	11,160	81
*	Ocuphire Pharma Inc.	21,645	81
*	Sensus Healthcare Inc.	11,106	80
*,2	Alder Biopharmaceuticals Inc. CVR	90,957	80
*	Aquestive Therapeutics Inc.	20,542	80
*	Clene Inc.	19,510	80
*	Satsuma Pharmaceuticals Inc.	17,641	79
*	Eargo Inc.	15,482	79
*	Annovis Bio Inc.	4,518	79
*	Solid Biosciences Inc.	44,513	78
*,1	Galectin Therapeutics Inc.	37,318	77
*	Milestone Scientific Inc.	37,457	77
*	Oncternal Therapeutics Inc.	34,025	77
*	Voyager Therapeutics Inc.	28,408	77
*	Hancock Jaffe Laboratories Inc.	11,710	77
*	BioSig Technologies Inc.	34,130	76
*	Rapid Micro Biosystems Inc. Class A	7,185	76
*	Lipocine Inc.	74,945	74
*	Trevena Inc.	127,859	74
*	Avalo Therapeutics Inc.	43,645	74
*	Repro-Med Systems Inc.	24,313	73
*	Applied Genetic Technologies Corp.	38,634	73
*	Cyteir Therapeutics Inc.	6,421	73
*	FONAR Corp.	4,742	71
*	Hepion Pharmaceuticals Inc.	62,061	71
*	Omega Therapeutics Inc.	6,261	71

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Corbus Pharmaceuticals Holdings Inc.	112,969	70
*	Corvus Pharmaceuticals Inc.	29,109	70
*	CareCloud Inc.	11,111	70
*,1	Adamis Pharmaceuticals Corp.	114,367	69
*	NexImmune Inc.	14,792	68
*	NextCure Inc.	11,137	67
*,1	Eton Pharmaceuticals Inc.	15,500	67
*	Acutus Medical Inc.	19,578	67
*	scPharmaceuticals Inc.	13,399	67
*	Zosano Pharma Corp.	143,266	67
*	Equillium Inc.	17,857	67
*,1	Ardelyx Inc.	60,237	66
*	Venus Concept Inc.	38,610	66
*	Aprea Therapeutics Inc.	22,727	65
*	Cumberland Pharmaceuticals Inc.	13,833	65
*,1	Retractable Technologies Inc.	9,432	65
*	Eyenovia Inc.	16,207	65
*,1	180 Life Sciences Corp.	16,667	65
*	Statera Biopharma Inc.	28,249	65
*	Surrozen Inc.	10,142	65
*	Concert Pharmaceuticals Inc.	20,158	64
*	Atreca Inc. Class A	21,020	64
*	Tela Bio Inc.	5,011	64
*	Oncorus Inc.	12,105	64
*	Achieve Life Sciences Inc.	8,264	64
*	Processa Pharmaceuticals Inc.	13,054	64
*	Anixa Biosciences Inc.	21,079	63
*	Acumen Pharmaceuticals Inc.	9,264	63
*	Cidara Therapeutics Inc.	48,780	62
*	Astria Therapeutics Inc.	11,312	61
*	Pro-Dex Inc.	2,523	60
*	Diamedica Therapeutics Inc.	15,764	59
*	Cocrystal Pharma Inc.	90,909	59
*	Eledon Pharmaceuticals Inc.	13,263	59
*	GlycoMimetics Inc.	39,833	57
*	Immunome Inc.	4,432	57
*	Capricor Therapeutics Inc.	19,231	56
*	Novan Inc.	13,525	56
*	CASI Pharmaceuticals Inc.	69,305	55
*	Lannett Co. Inc.	33,675	55
*,1	Genocea Biosciences Inc.	47,393	55
*	Neubase Therapeutics Inc.	19,601	55
*	Biodesix Inc.	10,449	55
*	Heat Biologics Inc.	18,250	55
*	AcelRx Pharmaceuticals Inc.	96,645	54
*	Marker Therapeutics Inc.	56,903	54
*	Tyme Technologies Inc.	88,496	53
		Shares	Market Value• ($000)
*	Protara Therapeutics Inc.	7,847	53
*	SOC Telemed Inc. Class A	40,818	52
*	Sio Gene Therapies Inc.	40,650	52
*	Talis Biomedical Corp.	12,903	52
*	NeuroPace Inc.	5,190	52
*	Angion Biomedica Corp.	17,453	51
*	Decibel Therapeutics Inc.	10,874	51
*,1	Evofem Biosciences Inc.	131,867	50
*	Recro Pharma Inc.	29,155	50
*	Champions Oncology Inc.	6,286	50
*,1	Delcath Systems Inc.	6,498	50
*	Celsion Corp.	92,593	50
*	GT Biopharma Inc.	16,272	50
*	LogicBio Therapeutics Inc.	21,322	49
*	Five Star Senior Living Inc.	16,734	49
*	Sigilon Therapeutics Inc.	17,730	49
*	Eloxx Pharmaceuticals Inc.	68,193	48
*	Lantern Pharma Inc.	5,987	48
*	Merrimack Pharmaceuticals Inc.	12,140	47
*	Biolase Inc.	118,037	46
*	UNITY Biotechnology Inc.	31,699	46
*	Myomo Inc.	6,766	46
*	Cyclerion Therapeutics Inc.	26,426	45
*	X4 Pharmaceuticals Inc.	19,724	45
*	Ontrak Inc.	7,191	45
*,1	Avinger Inc.	100,732	45
*	Cyclacel Pharmaceuticals Inc.	11,507	45
*	Summit Therapeutics Inc.	16,478	44
*	Chembio Diagnostics Inc.	37,594	43
*	Orgenesis Inc.	14,863	43
*	IRIDEX Corp.	7,102	43
*,1	Spruce Biosciences Inc.	9,665	43
*	Oragenics Inc.	96,154	43
*	Vivos Therapeutics Inc.	19,268	43
*	PolarityTE Inc.	71,429	42
*	Genprex Inc.	32,101	42
*	Lensar Inc.	6,985	42
*	Calithera Biosciences Inc.	61,160	41
*	IsoRay Inc.	104,951	41
*	Lumos Pharma Inc.	5,932	41
*	AIM ImmunoTech Inc.	43,668	40
*	Caladrius Biosciences Inc.	48,075	40
*	Precipio Inc.	25,063	40
*	Hookipa Pharma Inc.	16,574	39
*	Axcella Health Inc.	18,758	39
*	Kaleido Biosciences Inc.	15,850	38
*	Roivant Sciences Ltd.	3,719	38

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ekso Bionics Holdings Inc.	14,085	37
*	Onconova Therapeutics Inc.	14,441	37
*	Allena Pharmaceuticals Inc.	60,241	36
*	Tempest Therapeutics Inc.	6,821	36
*	Jaguar Health Inc.	33,767	35
*	Landos Biopharma Inc.	6,988	34
*	Aileron Therapeutics Inc.	60,241	34
*	OpGen Inc.	33,445	33
*	ElectroCore Inc.	55,556	32
*	Aethlon Medical Inc.	17,271	32
*	Elevation Oncology Inc.	5,352	32
*	Strata Skin Sciences Inc.	21,171	31
*	Lyra Therapeutics Inc.	7,194	31
*	Cellectar Biosciences Inc.	46,083	31
*	Salarius Pharmaceuticals Inc.	61,728	31
*	Alimera Sciences Inc.	5,583	29
*	Diffusion Pharmaceuticals Inc.	94,340	29
*	Pulmatrix Inc.	65,790	29
*	cbdMD Inc.	25,807	28
*	Vyant Bio Inc.	20,576	28
*	Aura Biosciences Inc.	1,667	28
*	Soleno Therapeutics Inc.	66,304	27
*	Neurobo Pharmaceuticals Inc.	20,998	26
*	NantHealth Inc.	23,920	25
*	ENDRA Life Sciences Inc.	36,765	25
*	Xilio Therapeutics Inc.	1,346	22
*	Bright Health Group Inc.	5,976	21
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Yumanity Therapeutics Inc.	6,699	20
*	Checkmate Pharmaceuticals Inc.	6,761	19
*	Idera Pharmaceuticals Inc.	32,106	18
*	Sharecare Inc.	3,508	16
*,1	Cue Health Inc.	1,221	16
*	Paragon 28 Inc.	852	15
*	Sonida Senior Living Inc.	320	9
*	Vaxxinity Inc. Class A	1,015	6
*,2	Elanco Animal Health Inc. CVR	67,232	2
*,2	Synergy Pharmaceuticals Inc.	412,534	—
*,2	Progenics Pharmaceuticals Inc. CVR	106,497	—
*	Geron Corp. Warrant Exp. 12/31/25	73,748	—
			4,563,633
Industrials (12.8%)
	Visa Inc. Class A	1,238,976	268,498
	Mastercard Inc. Class A	650,789	233,841
	Accenture plc Class A	487,773	202,206
		Shares	Market Value• ($000)
*	PayPal Holdings Inc.	871,347	164,319
	Union Pacific Corp.	478,630	120,581
	United Parcel Service Inc. Class B	541,504	116,066
	Honeywell International Inc.	510,938	106,536
	Raytheon Technologies Corp.	1,111,578	95,662
*	Boeing Co.	436,600	87,896
	Caterpillar Inc.	401,103	82,924
	Automatic Data Processing Inc.	312,965	77,171
	General Electric Co.	815,085	77,001
	3M Co.	428,461	76,108
	Deere & Co.	206,830	70,920
	American Express Co.	430,588	70,444
	Lockheed Martin Corp.	174,540	62,033
	CSX Corp.	1,648,618	61,988
	Sherwin-Williams Co.	175,504	61,805
	Norfolk Southern Corp.	180,705	53,798
	Illinois Tool Works Inc.	209,769	51,771
	Eaton Corp. plc	295,640	51,092
	Fidelity National Information Services Inc.	451,513	49,283
*	Block Inc.	295,184	47,675
	FedEx Corp.	177,255	45,845
	Capital One Financial Corp.	315,652	45,798
*	Fiserv Inc.	440,379	45,707
	Johnson Controls International plc	522,886	42,516
	Emerson Electric Co.	440,663	40,968
	Northrop Grumman Corp.	105,830	40,964
	General Dynamics Corp.	176,581	36,812
	Trane Technologies plc	176,356	35,629
	IHS Markit Ltd.	266,166	35,379
	Carrier Global Corp.	644,858	34,977
	Paychex Inc.	240,362	32,809
	DuPont de Nemours Inc.	385,417	31,134
	L3Harris Technologies Inc.	145,280	30,980
	Parker-Hannifin Corp.	95,584	30,407
	PPG Industries Inc.	176,232	30,389
	Rockwell Automation Inc.	85,907	29,969
	Global Payments Inc.	215,629	29,149
*	Mettler-Toledo International Inc.	17,066	28,965
	Cintas Corp.	65,142	28,869
*	Keysight Technologies Inc.	135,437	27,969
	Old Dominion Freight Line Inc.	76,771	27,513
	Otis Worldwide Corp.	314,897	27,418
	Verisk Analytics Inc. Class A	119,514	27,336
	Equifax Inc.	90,128	26,389
	AMETEK Inc.	171,982	25,288
*	TransDigm Group Inc.	39,070	24,859
*	Zebra Technologies Corp. Class A	39,433	23,471
	Ball Corp.	241,373	23,237
	Cummins Inc.	106,025	23,128

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Stanley Black & Decker Inc.	120,447	22,719
	PACCAR Inc.	232,601	20,529
	Vulcan Materials Co.	98,649	20,478
	Martin Marietta Materials Inc.	46,335	20,411
	Dover Corp.	107,175	19,463
	Fortive Corp.	252,118	19,234
	Ingersoll Rand Inc.	303,772	18,794
	Synchrony Financial	401,033	18,604
*	Bill.Com Holdings Inc.	71,893	17,912
*	United Rentals Inc.	53,883	17,905
	Expeditors International of Washington Inc.	126,764	17,023
	TransUnion	142,916	16,947
*	Waters Corp.	45,448	16,934
	WW Grainger Inc.	32,550	16,869
*	Generac Holdings Inc.	46,509	16,367
*	Trimble Inc.	184,446	16,082
	Xylem Inc.	133,510	16,011
*	Teledyne Technologies Inc.	34,437	15,045
	IDEX Corp.	56,642	13,386
	Jacobs Engineering Group Inc.	95,135	13,246
*	Affirm Holdings Inc.	130,702	13,143
	JB Hunt Transport Services Inc.	62,698	12,815
	Masco Corp.	180,746	12,692
*	FleetCor Technologies Inc.	56,504	12,648
	Textron Inc.	160,639	12,401
	Quanta Services Inc.	106,193	12,176
*	Builders FirstSource Inc.	141,239	12,106
	Westinghouse Air Brake Technologies Corp.	131,413	12,104
*	Trex Co. Inc.	86,175	11,636
	Fortune Brands Home & Security Inc.	99,586	10,646
	Crown Holdings Inc.	94,583	10,463
	CH Robinson Worldwide Inc.	96,320	10,367
	Graco Inc.	125,580	10,124
	Nordson Corp.	38,826	9,911
	RPM International Inc.	96,627	9,759
	Cognex Corp.	124,453	9,677
	Packaging Corp. of America	70,552	9,606
	Carlisle Cos. Inc.	38,569	9,570
	HEICO Corp. Class A	72,746	9,349
	Jack Henry & Associates Inc.	55,262	9,228
	Howmet Aerospace Inc.	288,029	9,168
	Pentair plc	122,298	8,931
	Robert Half International Inc.	79,105	8,822
	Allegion plc	66,105	8,755
	Snap-on Inc.	40,268	8,673
	Westrock Co.	194,908	8,646
	A O Smith Corp.	98,494	8,456
	Regal Rexnord Corp.	49,546	8,432
	Booz Allen Hamilton Holding Corp. Class A	98,493	8,351
	Hubbell Inc. Class B	40,031	8,337
		Shares	Market Value• ($000)
*	Fair Isaac Corp.	19,170	8,313
*	Middleby Corp.	41,391	8,144
	Toro Co.	79,630	7,956
	Lennox International Inc.	24,246	7,864
*	AECOM	100,270	7,756
	Watsco Inc.	24,609	7,700
*	GXO Logistics Inc.	83,982	7,628
*	Berry Global Group Inc.	101,645	7,499
*	Axon Enterprise Inc.	47,519	7,460
*	Mohawk Industries Inc.	40,707	7,416
	Genpact Ltd.	139,068	7,382
	Sealed Air Corp.	108,690	7,333
	MKS Instruments Inc.	40,983	7,138
*	Sensata Technologies Holding plc	111,063	6,851
*	Paylocity Holding Corp.	28,934	6,833
	Knight-Swift Transportation Holdings Inc.	111,977	6,824
*	WillScot Mobile Mini Holdings Corp.	166,646	6,806
*	TopBuild Corp.	24,595	6,786
	Owens Corning	73,703	6,670
	Tetra Tech Inc.	39,119	6,642
*	Saia Inc.	19,664	6,627
	ITT Inc.	64,527	6,594
	Lincoln Electric Holdings Inc.	44,428	6,196
	AptarGroup Inc.	48,039	5,884
	Littelfuse Inc.	18,128	5,705
*	Axalta Coating Systems Ltd.	171,057	5,665
	Brunswick Corp.	55,981	5,639
	Acuity Brands Inc.	26,284	5,565
	Oshkosh Corp.	49,261	5,552
	Donaldson Co. Inc.	93,047	5,514
	Huntington Ingalls Industries Inc.	29,264	5,465
*	XPO Logistics Inc.	70,357	5,448
	Advanced Drainage Systems Inc.	39,727	5,408
	Western Union Co.	301,954	5,387
	Louisiana-Pacific Corp.	66,012	5,172
	EMCOR Group Inc.	40,414	5,148
	AGCO Corp.	43,086	4,999
*	WESCO International Inc.	37,767	4,970
	Eagle Materials Inc.	29,574	4,923
	Landstar System Inc.	27,336	4,894
*	Coherent Inc.	18,352	4,892
*	WEX Inc.	33,882	4,757
	Woodward Inc.	43,344	4,744
	nVent Electric plc	123,131	4,679
*	Colfax Corp.	101,353	4,659
	Exponent Inc.	39,241	4,581
	MDU Resources Group Inc.	148,376	4,576
*	Euronet Worldwide Inc.	37,670	4,489
	Graphic Packaging Holding Co.	227,623	4,439
	Simpson Manufacturing Co. Inc.	31,615	4,397
*	Chart Industries Inc.	27,439	4,376
*	ASGN Inc.	35,359	4,363
*	AMN Healthcare Services Inc.	35,135	4,298

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Sonoco Products Co.	74,148	4,292
	Armstrong World Industries Inc.	35,416	4,113
	MSA Safety Inc.	27,023	4,079
	Watts Water Technologies Inc. Class A	20,838	4,046
	Curtiss-Wright Corp.	28,583	3,964
	ManpowerGroup Inc.	40,728	3,964
*	FTI Consulting Inc.	25,826	3,962
	Valmont Industries Inc.	15,574	3,901
	Vontier Corp.	125,561	3,858
*	Atkore Inc.	34,561	3,843
*	MasTec Inc.	41,242	3,806
	Crane Co.	37,340	3,799
	Maximus Inc.	46,071	3,670
*	AZEK Co. Inc. Class A	79,343	3,669
*	API Group Corp.	141,609	3,649
	Air Lease Corp. Class A	81,618	3,610
	John Bean Technologies Corp.	23,154	3,556
*	Summit Materials Inc. Class A	87,855	3,526
*	ExlService Holdings Inc.	23,239	3,364
	Spirit AeroSystems Holdings Inc. Class A	78,057	3,363
	BWX Technologies Inc.	69,647	3,335
	Insperity Inc.	27,799	3,283
	HB Fuller Co.	38,545	3,122
	Ryder System Inc.	37,774	3,114
*	ACI Worldwide Inc.	89,347	3,100
	Zurn Water Solutions Corp.	85,113	3,098
*	TuSimple Holdings Inc. Class A	85,125	3,052
	Triton International Ltd.	50,464	3,039
	Korn Ferry	39,666	3,004
	Flowserve Corp.	96,492	2,953
	Herc Holdings Inc.	18,737	2,933
	Applied Industrial Technologies Inc.	28,271	2,903
	Matson Inc.	31,929	2,875
	Allison Transmission Holdings Inc.	77,872	2,831
	MSC Industrial Direct Co. Inc. Class A	33,056	2,779
	Aerojet Rocketdyne Holdings Inc.	58,576	2,739
*	Resideo Technologies Inc.	104,447	2,719
*	TriNet Group Inc.	28,497	2,715
*	Kirby Corp.	44,760	2,660
	Franklin Electric Co. Inc.	28,063	2,654
*	Fluor Corp.	105,164	2,605
	SPX FLOW Inc.	30,128	2,605
	EVERTEC Inc.	52,079	2,603
	Silgan Holdings Inc.	60,354	2,586
	Hillenbrand Inc.	49,201	2,558
	GATX Corp.	24,302	2,532
	EnerSys	31,468	2,488
*	Beacon Roofing Supply Inc.	43,169	2,476
	Altra Industrial Motion Corp.	47,984	2,475
	Comfort Systems USA Inc.	25,014	2,475
		Shares	Market Value• ($000)
	Brink's Co.	37,679	2,471
	Installed Building Products Inc.	17,391	2,430
	AAON Inc.	30,432	2,417
*	Itron Inc.	33,309	2,282
	Alliance Data Systems Corp.	34,266	2,281
*	Mercury Systems Inc.	41,369	2,278
	Belden Inc.	34,627	2,276
	UniFirst Corp.	10,703	2,252
	Helios Technologies Inc.	21,384	2,249
*	Shift4 Payments Inc. Class A	38,824	2,249
	Kennametal Inc.	62,344	2,239
*	Welbilt Inc.	93,395	2,220
*	Vicor Corp.	17,335	2,201
*	Bloom Energy Corp. Class A	99,710	2,187
	Terex Corp.	49,492	2,175
	ArcBest Corp.	18,063	2,165
	Otter Tail Corp.	30,051	2,146
	Badger Meter Inc.	20,009	2,132
*	Masonite International Corp.	18,007	2,124
	Albany International Corp. Class A	23,934	2,117
*	Atlas Air Worldwide Holdings Inc.	22,385	2,107
	Forward Air Corp.	17,398	2,107
*	Hub Group Inc. Class A	24,722	2,083
*	CryoPort Inc.	35,010	2,072
	Encore Wire Corp.	14,407	2,062
	Werner Enterprises Inc.	42,177	2,010
*	Dycom Industries Inc.	21,359	2,003
	ABM Industries Inc.	49,040	2,003
	Kadant Inc.	8,623	1,987
*	Alight Inc. Class A	182,646	1,974
*	Virgin Galactic Holdings Inc.	145,214	1,943
	Brady Corp. Class A	35,123	1,893
	Trinity Industries Inc.	62,287	1,881
	HEICO Corp.	12,925	1,864
*	Kratos Defense & Security Solutions Inc.	96,026	1,863
	Federal Signal Corp.	42,667	1,849
*	SPX Corp.	30,957	1,848
*	GMS Inc.	30,575	1,838
*	Flywire Corp.	47,954	1,825
*	Hayward Holdings Inc.	68,581	1,799
	Moog Inc. Class A	21,537	1,744
*	Verra Mobility Corp. Class A	112,689	1,739
	Barnes Group Inc.	37,164	1,731
*	JELD-WEN Holding Inc.	65,626	1,730
	Mueller Water Products Inc. Class A	119,838	1,726
	ESCO Technologies Inc.	18,900	1,701
*	Gibraltar Industries Inc.	25,277	1,685
	EnPro Industries Inc.	14,491	1,595
	ManTech International Corp. Class A	21,320	1,555
*,1	Nikola Corp.	156,348	1,543
*	Allegheny Technologies Inc.	94,172	1,500
	Maxar Technologies Inc.	50,132	1,480
*	CBIZ Inc.	37,546	1,469
	McGrath RentCorp.	18,291	1,468

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CSW Industrials Inc.	12,131	1,466
	ICF International Inc.	14,239	1,460
*	Green Dot Corp. Class A	39,958	1,448
	Greif Inc. Class A	23,510	1,419
*	MYR Group Inc.	12,754	1,410
	Granite Construction Inc.	35,989	1,393
*	O-I Glass Inc.	112,139	1,349
*	Montrose Environmental Group Inc.	19,114	1,348
*	Ferro Corp.	61,637	1,346
*	Meritor Inc.	54,291	1,345
*	NV5 Global Inc.	9,738	1,345
	Lindsay Corp.	8,712	1,324
	TTEC Holdings Inc.	14,310	1,296
	Alamo Group Inc.	8,792	1,294
	Patrick Industries Inc.	15,726	1,269
	TriMas Corp.	34,065	1,260
*	Veritiv Corp.	10,204	1,251
	Mesa Laboratories Inc.	3,803	1,248
*	OSI Systems Inc.	13,266	1,236
*	Gates Industrial Corp. plc	76,815	1,222
*	Aspen Aerogels Inc.	24,522	1,221
*	Air Transport Services Group Inc.	41,241	1,212
*	Ranpak Holdings Corp. Class A	31,476	1,183
	Astec Industries Inc.	17,046	1,181
	Shyft Group Inc.	23,917	1,175
	Tennant Co.	14,318	1,160
*	TaskUS Inc. Class A	21,125	1,140
*	AeroVironment Inc.	18,253	1,132
	Griffon Corp.	38,856	1,107
*	Repay Holdings Corp. Class A	59,457	1,086
*	AAR Corp.	27,314	1,066
*	Proto Labs Inc.	20,492	1,052
*	ZipRecruiter Inc. Class A	41,691	1,040
	Greenbrier Cos. Inc.	22,550	1,035
	Schneider National Inc. Class B	38,408	1,034
	Standex International Corp.	9,160	1,014
*	FARO Technologies Inc.	14,171	992
*	PGT Innovations Inc.	43,853	986
	Columbus McKinnon Corp.	21,150	978
	AZZ Inc.	17,549	970
	Kforce Inc.	12,784	962
	Primoris Services Corp.	39,942	958
	Deluxe Corp.	29,677	953
	H&E Equipment Services Inc.	21,452	950
*	Donnelley Financial Solutions Inc.	19,872	937
	Enerpac Tool Group Corp. Class A	45,967	932
*	Triumph Group Inc.	48,701	902
*	Evo Payments Inc. Class A	34,610	886
	ADT Inc.	104,682	880
	Pitney Bowes Inc.	131,414	871
*	CoreCivic Inc.	85,691	854
*	Marqeta Inc. Class A	49,545	851
		Shares	Market Value• ($000)
*	Cimpress plc	11,617	832
	Kaman Corp.	19,000	820
*	Huron Consulting Group Inc.	16,198	808
*	Aurora Innovation Inc.	71,292	803
*	TrueBlue Inc.	28,717	795
*	Energy Recovery Inc.	36,746	790
*	Cornerstone Building Brands Inc.	44,953	784
*	American Woodmark Corp.	11,979	781
	Apogee Enterprises Inc.	16,165	778
	Marten Transport Ltd.	45,126	774
*	Cross Country Healthcare Inc.	27,822	772
*	Desktop Metal Inc. Class A	155,071	768
	Wabash National Corp.	38,440	750
*	Construction Partners Inc. Class A	25,239	742
*	Core & Main Inc. Class A	23,952	727
*	Great Lakes Dredge & Dock Corp.	45,779	720
*	BlueLinx Holdings Inc.	7,412	710
	Heidrick & Struggles International Inc.	16,200	708
	Gorman-Rupp Co.	15,864	707
*	First Advantage Corp.	34,832	663
	Heartland Express Inc.	39,225	660
*	Conduent Inc.	123,359	659
	Chase Corp.	6,284	626
*	BTRS Holdings Inc. Class A	79,319	620
*	Napco Security Technologies Inc.	12,094	604
*	Mirion Technologies Inc.	57,068	597
*,1	Hyliion Holdings Corp.	94,560	586
	Quanex Building Products Corp.	23,290	577
	Insteel Industries Inc.	14,426	574
*	GreenSky Inc. Class A	50,432	573
*	Titan Machinery Inc.	16,986	572
*	Danimer Scientific Inc.	65,103	555
*	Forrester Research Inc.	9,342	549
	Douglas Dynamics Inc.	13,902	543
*	Latch Inc.	71,694	543
*	RR Donnelley & Sons Co.	48,024	541
*,1	PureCycle Technologies Inc.	55,737	533
	CRA International Inc.	5,617	524
*	SP Plus Corp.	18,492	522
*	Sterling Construction Co. Inc.	19,754	520
*	BrightView Holdings Inc.	36,773	518
*	Transcat Inc.	5,606	518
*	Yellow Corp.	39,731	500
	Resources Connection Inc.	27,955	499
	International Seaways Inc.	33,552	493
*,1	Workhorse Group Inc.	111,953	488
	Kelly Services Inc. Class A	28,473	477

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Advantage Solutions Inc.	59,505	477
	Argan Inc.	11,972	463
*	Forterra Inc.	19,305	459
*	Franklin Covey Co.	9,694	449
*	Loyalty Ventures Inc.	14,714	442
*	Enovix Corp.	16,111	440
*	Thermon Group Holdings Inc.	25,891	438
*	Titan International Inc.	39,662	435
	VSE Corp.	7,098	433
*	Manitowoc Co. Inc.	22,977	427
*	PAE Inc.	42,295	420
*	CIRCOR International Inc.	15,297	416
*	Paymentus Holdings Inc. Class A	11,806	413
*,1	Skillsoft Corp.	45,087	413
*,1	Blade Air Mobility Inc.	46,294	409
	Myers Industries Inc.	20,219	405
*	CS Disco Inc.	11,279	403
*	Modine Manufacturing Co.	39,025	394
*	Ducommun Inc.	8,391	392
*	Vectrus Inc.	8,545	391
*	International Money Express Inc.	24,514	391
	REV Group Inc.	27,154	384
	National Presto Industries Inc.	4,654	382
	Pactiv Evergreen Inc.	30,079	381
	Ennis Inc.	19,419	379
*	IES Holdings Inc.	7,479	379
*	Hillman Solutions Corp.	35,235	379
*	Cantaloupe Inc.	42,586	378
*	Custom Truck One Source Inc.	47,086	377
*	Payoneer Global Inc.	50,745	373
*	Vishay Precision Group Inc.	9,961	370
*	Paya Holdings Inc. Class A	57,830	367
*	DXP Enterprises Inc.	13,989	359
*	Daseke Inc.	35,353	355
*	Velodyne Lidar Inc.	75,879	352
	Miller Industries Inc.	10,458	349
*	Babcock & Wilcox Enterprises Inc.	38,430	347
	Hyster-Yale Materials Handling Inc.	8,288	341
	Barrett Business Services Inc.	4,892	338
*	Tutor Perini Corp.	27,343	338
*	Willdan Group Inc.	9,580	337
*	AvidXchange Holdings Inc.	22,396	337
	Kronos Worldwide Inc.	22,252	334
*	Atlanticus Holdings Corp.	4,615	329
	Cass Information Systems Inc.	8,247	324
*	Vivint Smart Home Inc.	33,096	324
*	Joby Aviation Inc.	44,201	323
	Allied Motion Technologies Inc.	8,755	319
*,1	View Inc.	77,501	303
	Eagle Bulk Shipping Inc.	6,639	302
		Shares	Market Value• ($000)
*	Hireright Holdings Corp.	16,790	269
	Information Services Group Inc.	33,301	254
*	Astronics Corp.	20,376	245
	Powell Industries Inc.	8,182	241
*	DHI Group Inc.	38,150	238
*	I3 Verticals Inc. Class A	10,290	235
*	Lawson Products Inc.	4,248	233
*	Radiant Logistics Inc.	31,230	228
	US Lime & Minerals Inc.	1,768	228
*	Blue Bird Corp.	14,543	227
*	Sterling Check Corp.	11,043	226
*	PFSweb Inc.	17,422	224
*	Proterra Inc.	23,785	210
*,1	Eos Energy Enterprises Inc.	27,603	208
*	ShotSpotter Inc.	7,009	207
*,1	Velo3D Inc.	26,233	205
*	Acacia Research Corp.	39,032	200
*	Concrete Pumping Holdings Inc.	24,375	200
*	Archer Aviation Inc. Class A	33,191	200
*,1	Lightning eMotors Inc.	31,631	190
*	Commercial Vehicle Group Inc.	23,373	188
*	Covenant Logistics Group Inc. Class A	7,054	186
*	Luna Innovations Inc.	21,870	185
*	Infrastructure and Energy Alternatives Inc.	19,943	183
	LSI Industries Inc.	26,063	179
*	Atlas Technical Consultants Inc.	20,975	177
*	Byrna Technologies Inc.	12,494	167
	Hurco Cos. Inc.	5,589	166
	Park-Ohio Holdings Corp.	7,777	165
*	Huttig Building Products Inc.	14,812	164
*	Hudson Technologies Inc.	36,630	163
[1]	AeroCentury Corp.	2,716	162
*	Rekor Systems Inc.	24,452	160
*	Horizon Global Corp.	19,524	156
*	Ipsidy Inc.	10,807	152
	Park Aerospace Corp.	11,255	149
*	Electric Last Mile Solutions I	20,726	146
*	Iteris Inc.	36,286	145
*	Aersale Corp.	7,981	142
	BGSF Inc.	9,519	137
*	Overseas Shipholding Group Inc. Class A	71,987	135
*	Target Hospitality Corp.	37,428	133
*	DLH Holdings Corp.	6,431	133
*	Cadre Holdings Inc.	5,241	133
*	CECO Environmental Corp.	20,182	126
	Graham Corp.	10,052	125
*	Mistras Group Inc.	16,678	124
*	Performant Financial Corp.	51,043	123
*,1	Bitnile Holdings Inc.	102,278	122

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	PAM Transportation Services Inc.	1,663	118
*	Quad/Graphics Inc.	29,374	117
*	EVI Industries Inc.	3,692	115
*	Twin Disc Inc.	10,538	115
*	Gencor Industries Inc.	9,715	112
*	BM Technologies Inc. (XASE)	12,201	112
*	USA Truck Inc.	5,577	111
*	L B Foster Co. Class A	7,870	108
*	Bowman Consulting Group Ltd.	5,072	108
	ARC Document Solutions Inc.	30,422	106
*	Berkshire Grey Inc.	19,018	105
*,1	Biotricity Inc.	26,299	105
*	Soluna Holdings Inc.	9,681	104
*	US Xpress Enterprises Inc. Class A	17,513	103
*	Orion Group Holdings Inc.	27,064	102
*	Agrify Corp.	11,061	102
	Hirequest Inc.	4,907	99
*	Innovative Solutions and Support Inc.	14,876	98
*	Hudson Global Inc.	3,398	98
*	Wrap Technologies Inc.	24,753	97
*	Xos Inc.	30,722	97
*	VirTra Inc.	13,519	95
*	INNOVATE Corp.	25,298	94
*	GEE Group Inc.	162,075	92
	Preformed Line Products Co.	1,407	91
*	Rocket Lab USA Inc.	7,290	90
*	BlackSky Technology Inc.	20,146	90
*	Karat Packaging Inc.	4,292	87
*	Mayville Engineering Co. Inc.	5,637	84
*	AEye Inc.	16,877	82
*	Manitex International Inc.	12,574	80
*	Ultralife Corp.	13,266	80
*,1	Redwire Corp.	11,752	79
*	Priority Technology Holdings Inc.	11,049	78
*	Core Molding Technologies Inc.	9,054	77
*,1	Orbital Energy Group Inc.	35,046	77
*	Orion Energy Systems Inc.	20,324	74
*	Limbach Holdings Inc.	8,177	74
*	Alpha Pro Tech Ltd.	12,073	72
*	Usio Inc.	16,474	72
*	ServiceSource International Inc.	70,191	69
*	Toughbuilt Industries Inc.	182,582	67
*	RF Industries Ltd.	8,155	65
*	CPI Card Group Inc.	3,492	65
*	Hill International Inc.	32,680	64
*	LightPath Technologies Inc. Class A	25,635	63
*	FreightCar America Inc.	16,584	61
*	IZEA Worldwide Inc.	43,567	58
*	AgEagle Aerial Systems Inc.	37,077	58
		Shares	Market Value• ($000)
*	Frequency Electronics Inc.	5,508	54
*	Katapult Holdings Inc.	15,988	54
*	StarTek Inc.	9,990	52
*,1	Spire Global Inc.	15,513	52
*	Momentus Inc.	12,152	51
*	Williams Industrial Services Group Inc.	16,026	48
*	AIkido Pharma Inc.	75,873	45
*	Armstrong Flooring Inc.	15,731	31
*	Smith-Midland Corp.	659	31
*	GreenBox POS	6,805	29
*	ClearSign Technologies Corp.	20,576	28
*	ENGlobal Corp.	18,051	24
*	Legalzoom.com Inc.	993	16
*	Moneylion Inc.	1,435	6
*	Microvast Holdings Inc.	847	5
*	Willis Lease Finance Corp.	109	4
*	Remitly Global Inc.	97	2
			4,590,860
Other (0.0%)[3]
*,2	Spirit MTA REIT	58,489	16
*,2	Omthera Pharmaceutical Inc. CVR	31,662	8
[2]	Contra Strongbridge CVR	45,385	8
*,2	Media General Inc. CVR	175,133	7
*,2	Aduro Biotech Inc. CVR	11,427	7
*,2	Alexza Pharmaceuticals CVR	80,591	3
[2]	Contra Adamas Pharmace CVR	30,505	2
[2]	Contra Adamas Pharmace CVR	30,505	2
*,2	Contra Miragen Therape CVR	67,673	1
*,2	Esc Srax Inc.	18,450	1
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,2	Frontier Financial Corp.	1	—
*,1,2	Harvest Natural Resources Inc.	27,025	—
*,2	Contra Aerpio Pharmace CVR	60,976	—
			55
Real Estate (3.6%)
	American Tower Corp.	338,422	98,988
	Prologis Inc.	549,880	92,578
	Crown Castle International Corp.	320,699	66,943
	Equinix Inc.	66,703	56,420
	Public Storage	110,662	41,450
	Simon Property Group Inc.	244,101	39,000
	Digital Realty Trust Inc.	210,757	37,277
	SBA Communications Corp. Class A	80,542	31,332
	Realty Income Corp.	420,957	30,136
	Welltower Inc.	321,376	27,564
	AvalonBay Communities Inc.	103,611	26,171
	Alexandria Real Estate Equities Inc.	114,590	25,549

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	CBRE Group Inc. Class A	234,724	25,470
	Equity Residential	263,636	23,859
*	CoStar Group Inc.	291,867	23,066
	Weyerhaeuser Co.	555,023	22,856
	Extra Space Storage Inc.	98,848	22,412
	Invitation Homes Inc.	445,080	20,180
	Mid-America Apartment Communities Inc.	85,896	19,708
	Duke Realty Corp.	283,797	18,628
	Sun Communities Inc.	88,188	18,517
	Essex Property Trust Inc.	48,596	17,117
	Ventas Inc.	298,021	15,235
	Healthpeak Properties Inc.	399,175	14,406
	VICI Properties Inc.	470,514	14,167
	UDR Inc.	229,603	13,774
	Camden Property Trust	75,958	13,572
	Boston Properties Inc.	104,731	12,063
	Kimco Realty Corp.	459,097	11,317
	Iron Mountain Inc.	215,708	11,288
	WP Carey Inc.	137,516	11,283
	Equity LifeStyle Properties Inc.	123,598	10,835
	Medical Properties Trust Inc.	444,735	10,509
*	Jones Lang LaSalle Inc.	37,859	10,197
	Regency Centers Corp.	126,775	9,552
	Life Storage Inc.	61,038	9,350
*	Host Hotels & Resorts Inc.	530,530	9,226
	CubeSmart	160,790	9,151
	Rexford Industrial Realty Inc.	112,698	9,141
	American Homes 4 Rent Class A	196,586	8,573
	CyrusOne Inc.	95,220	8,543
	Gaming and Leisure Properties Inc.	166,392	8,097
	Lamar Advertising Co. Class A	64,389	7,810
	Federal Realty Investment Trust	56,779	7,740
*	Zillow Group Inc. Class C	108,623	6,936
	EastGroup Properties Inc.	29,641	6,754
	Americold Realty Trust	199,493	6,541
	First Industrial Realty Trust Inc.	98,068	6,492
	National Retail Properties Inc.	133,060	6,396
	STAG Industrial Inc.	129,873	6,229
	STORE Capital Corp.	179,432	6,172
	Apartment Income REIT Corp.	110,275	6,029
	American Campus Communities Inc.	101,156	5,795
	Vornado Realty Trust	137,841	5,770
	Kilroy Realty Corp.	86,433	5,744
	Brixmor Property Group Inc.	224,689	5,709
	Healthcare Trust of America Inc. Class A	166,316	5,553
		Shares	Market Value• ($000)
	Omega Healthcare Investors Inc.	173,394	5,131
*	Opendoor Technologies Inc.	345,165	5,043
	Innovative Industrial Properties Inc.	18,071	4,751
	Terreno Realty Corp.	55,465	4,731
	Cousins Properties Inc.	111,768	4,502
	Spirit Realty Capital Inc.	91,257	4,398
	Rayonier Inc.	106,376	4,293
	Douglas Emmett Inc.	126,578	4,240
	National Storage Affiliates Trust	57,562	3,983
	Agree Realty Corp.	52,238	3,728
	SL Green Realty Corp.	50,393	3,613
*	Ryman Hospitality Properties Inc.	38,776	3,566
	Healthcare Realty Trust Inc.	112,307	3,553
	Highwoods Properties Inc.	79,179	3,531
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	62,450	3,317
	LXP Industrial Trust	207,826	3,246
	Kite Realty Group Trust	148,786	3,241
	Physicians Realty Trust	170,261	3,206
*	Digitalbridge Group Inc.	383,540	3,195
*	Park Hotels & Resorts Inc.	166,143	3,137
*	Howard Hughes Corp.	30,566	3,111
	Outfront Media Inc.	111,895	3,001
*	Zillow Group Inc. Class A	46,847	2,915
	Hudson Pacific Properties Inc.	116,575	2,881
*	Redfin Corp.	74,987	2,879
	Broadstone Net Lease Inc.	111,325	2,763
	PS Business Parks Inc.	14,765	2,719
	PotlatchDeltic Corp.	45,144	2,719
	Essential Properties Realty Trust Inc.	91,031	2,624
	Macerich Co.	150,567	2,602
	EPR Properties	54,421	2,584
	Apple Hospitality REIT Inc.	158,481	2,559
	JBG SMITH Properties	87,637	2,516
	Uniti Group Inc.	173,551	2,431
*	Cushman & Wakefield plc	107,708	2,395
	Newmark Group Inc. Class A	126,850	2,372
	Sabra Health Care REIT Inc.	168,737	2,285
	Corporate Office Properties Trust	81,184	2,271
*	Equity Commonwealth	86,517	2,241
	SITE Centers Corp.	138,806	2,197
	Pebblebrook Hotel Trust	96,619	2,161
	Independence Realty Trust Inc.	83,315	2,152
	Kennedy-Wilson Holdings Inc.	87,581	2,091
*	Sunstone Hotel Investors Inc.	160,449	1,882
	RLJ Lodging Trust	130,952	1,824

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Retail Opportunity Investments Corp.	92,972	1,822
	Brandywine Realty Trust	133,805	1,796
	National Health Investors Inc.	31,257	1,796
	eXp World Holdings Inc.	50,780	1,711
	CareTrust REIT Inc.	74,680	1,705
	Washington REIT	64,603	1,670
*	Compass Inc. Class A	181,055	1,646
*	Xenia Hotels & Resorts Inc.	89,964	1,629
	Four Corners Property Trust Inc.	55,346	1,628
	Urban Edge Properties	84,693	1,609
	Monmouth Real Estate Investment Corp.	72,911	1,532
*	DiamondRock Hospitality Co.	155,817	1,497
	Easterly Government Properties Inc. Class A	63,462	1,455
	Tanger Factory Outlet Centers Inc.	74,730	1,441
*	Realogy Holdings Corp.	84,575	1,422
	Piedmont Office Realty Trust Inc. Class A	72,395	1,331
	St. Joe Co.	25,413	1,323
	American Assets Trust Inc.	35,187	1,321
	InvenTrust Properties Corp.	47,323	1,290
	Alexander & Baldwin Inc.	50,689	1,272
	Safehold Inc.	15,408	1,230
	Industrial Logistics Properties Trust	48,676	1,219
	Empire State Realty Trust Inc. Class A	132,757	1,182
	Acadia Realty Trust	52,633	1,149
	Centerspace	10,337	1,146
	NexPoint Residential Trust Inc.	13,605	1,140
*	Veris Residential Inc.	61,994	1,139
	Global Net Lease Inc.	66,742	1,020
	Office Properties Income Trust	39,933	992
	Getty Realty Corp.	29,991	962
	LTC Properties Inc.	28,186	962
	Paramount Group Inc.	109,059	910
*	Apartment Investment and Management Co. Class A	112,866	871
	UMH Properties Inc.	30,988	847
	Global Medical REIT Inc.	47,150	837
	American Finance Trust Inc.	89,374	816
*	Marcus & Millichap Inc.	15,778	812
	RPT Realty	60,231	806
	Community Healthcare Trust Inc.	16,883	798
*	Orion Office REIT Inc.	42,109	786
	Service Properties Trust	88,113	774
	Gladstone Land Corp.	22,657	765
*	Summit Hotel Properties Inc.	76,807	750
		Shares	Market Value• ($000)
*	Radius Global Infrastructure Inc. Class A (XNMS)	46,555	750
	Plymouth Industrial REIT Inc.	22,982	735
	Armada Hoffler Properties Inc.	48,155	733
	GEO Group Inc.	93,289	723
	Gladstone Commercial Corp.	27,303	704
	City Office REIT Inc.	35,182	694
	NETSTREIT Corp.	27,649	633
	Preferred Apartment Communities Inc. Class A	34,971	632
	Urstadt Biddle Properties Inc. Class A	28,081	598
	Diversified Healthcare Trust	193,585	598
	Bluerock Residential Growth REIT Inc. Class A	20,525	542
	Ares Commercial Real Estate Corp.	35,770	520
*	Chatham Lodging Trust	37,178	510
	One Liberty Properties Inc.	14,448	510
	Saul Centers Inc.	9,530	505
*	CorePoint Lodging Inc.	30,789	483
	RE/MAX Holdings Inc. Class A	15,592	475
	Phillips Edison & Co. Inc.	13,462	445
	Franklin Street Properties Corp.	68,871	410
	RMR Group Inc. Class A	11,716	406
	Alexander's Inc.	1,420	370
	CatchMark Timber Trust Inc. Class A	42,281	368
	Whitestone REIT	36,139	366
	Bridge Investment Group Holdings Inc. Class A	14,416	360
*	Forestar Group Inc.	15,806	344
*	Seritage Growth Properties Class A	25,883	343
*	Tejon Ranch Co.	17,368	331
*	Hersha Hospitality Trust Class A	35,298	324
	CTO Realty Growth Inc.	5,178	318
	Farmland Partners Inc.	25,700	307
	Universal Health Realty Income Trust	4,952	294
	Postal Realty Trust Inc. Class A	14,862	294
*	Braemar Hotels & Resorts Inc.	48,842	249
*	FRP Holdings Inc.	3,834	222
*	Stratus Properties Inc.	5,900	216
*	Ashford Hospitality Trust Inc.	22,156	213
*	Offerpad Solutions Inc.	33,212	213
	BRT Apartments Corp.	8,612	207
	Cedar Realty Trust Inc.	7,030	177
*	Power REIT	2,558	176
	Clipper Realty Inc.	15,552	155
	Indus Realty Trust Inc.	1,841	149

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Alpine Income Property Trust Inc.	6,662	133
*	Vidler Water Resouces Inc.	10,399	126
*	Fathom Holdings Inc.	5,453	112
	Retail Value Inc.	16,502	106
	CIM Commercial Trust Corp.	14,025	103
	New York City REIT Inc. Class A	7,408	79
*	Altisource Portfolio Solutions SA	6,945	78
*	Maui Land & Pineapple Co. Inc.	7,827	78
*	Rafael Holdings Inc. Class B	13,424	68
*	Pennsylvania REIT	49,091	50
	Global Self Storage Inc.	8,627	49
*	Sotherly Hotels Inc.	18,957	40
*	WeWork Inc. Class A	3,240	28
*	Wheeler REIT Inc.	11,681	23
			1,313,234
Technology (28.9%)
	Apple Inc.	11,565,655	2,053,713
	Microsoft Corp.	5,571,709	1,873,877
*	Alphabet Inc. Class A	222,568	644,788
*	Meta Platforms Inc. Class A	1,755,647	590,512
*	Alphabet Inc. Class C	201,077	581,834
	NVIDIA Corp.	1,761,940	518,204
*	Adobe Inc.	352,996	200,170
	Broadcom Inc.	290,411	193,242
*	salesforce.com Inc.	690,032	175,358
	Intel Corp.	3,019,512	155,505
	QUALCOMM Inc.	831,228	152,007
	Intuit Inc.	210,012	135,084
	Texas Instruments Inc.	686,334	129,353
*	Advanced Micro Devices Inc.	895,307	128,835
	Oracle Corp.	1,217,539	106,182
	Applied Materials Inc.	669,282	105,318
*	ServiceNow Inc.	147,474	95,727
	International Business Machines Corp.	666,226	89,048
	Micron Technology Inc.	829,761	77,292
	Lam Research Corp.	104,377	75,063
	Analog Devices Inc.	399,016	70,135
*	Snowflake Inc. Class A	200,586	67,949
	Marvell Technology Inc.	610,179	53,385
	KLA Corp.	112,221	48,267
*	Autodesk Inc.	162,783	45,773
*	Snap Inc. Class A	903,350	42,485
*	Synopsys Inc.	112,822	41,575
*	Workday Inc. Class A	142,970	39,057
	TE Connectivity Ltd.	241,724	39,000
	Xilinx Inc.	183,737	38,958
*	Palo Alto Networks Inc.	69,671	38,790
	Amphenol Corp. Class A	442,870	38,733
	Roper Technologies Inc.	78,432	38,578
*	Cadence Design Systems Inc.	204,887	38,181
*	Fortinet Inc.	102,857	36,967
	Microchip Technology Inc.	409,255	35,630
		Shares	Market Value• ($000)
	Cognizant Technology Solutions Corp. Class A	390,403	34,637
*	Twilio Inc. Class A	125,160	32,960
*	Datadog Inc. Class A	181,667	32,357
	HP Inc.	855,248	32,217
*	Crowdstrike Holdings Inc. Class A	145,054	29,700
*	Zoom Video Communications Inc. Class A	153,186	28,172
*	EPAM Systems Inc.	39,953	26,707
*	Match Group Inc.	198,845	26,297
*	ANSYS Inc.	64,517	25,879
*	MongoDB Inc. Class A	46,605	24,670
*	Okta Inc.	109,212	24,482
*	Twitter Inc.	562,124	24,295
*	Cloudflare Inc. Class A	182,580	24,009
*	Palantir Technologies Inc. Class A	1,270,031	23,127
*	DoorDash Inc. Class A	150,288	22,378
*	HubSpot Inc.	33,136	21,842
*	ON Semiconductor Corp.	317,703	21,578
	Corning Inc.	568,145	21,152
*	DocuSign Inc. Class A	137,571	20,953
	CDW Corp.	101,113	20,706
*	Zscaler Inc.	61,744	19,840
	Teradyne Inc.	121,086	19,801
*	Gartner Inc.	58,158	19,443
	Skyworks Solutions Inc.	122,644	19,027
*	Unity Software Inc.	126,475	18,085
	VMware Inc. Class A	155,055	17,968
*	VeriSign Inc.	70,217	17,822
	Seagate Technology Holdings plc	155,923	17,616
*	Tyler Technologies Inc.	30,251	16,274
	Monolithic Power Systems Inc.	32,175	15,873
*	Paycom Software Inc.	37,464	15,555
*	AppLovin Corp. Class A	164,128	15,471
	Hewlett Packard Enterprise Co.	974,957	15,375
	NetApp Inc.	164,879	15,167
*	Pinterest Inc. Class A	414,413	15,064
*	Western Digital Corp.	229,094	14,939
*	Akamai Technologies Inc.	121,131	14,177
	Entegris Inc.	101,285	14,036
*	Splunk Inc.	118,179	13,676
	SS&C Technologies Holdings Inc.	160,675	13,172
*	Nuance Communications Inc.	236,995	13,111
*	Qorvo Inc.	81,888	12,806
*	Dell Technologies Inc. Class C	206,325	11,589
*	ZoomInfo Technologies Inc. Class A	177,426	11,391
*	RingCentral Inc. Class A	60,209	11,280
*	F5 Inc.	45,659	11,173
	NortonLifeLock Inc.	412,753	10,723
*	Ceridian HCM Holding Inc.	101,840	10,638
*	GoDaddy Inc. Class A	122,311	10,379
*	Wolfspeed Inc.	87,120	9,737

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Zendesk Inc.	90,671	9,456
*	PTC Inc.	77,766	9,421
	Leidos Holdings Inc.	103,320	9,185
*	Black Knight Inc.	108,325	8,979
*	Coupa Software Inc.	55,529	8,776
*	Dynatrace Inc.	144,987	8,750
	Citrix Systems Inc.	92,430	8,743
*	Synaptics Inc.	29,393	8,510
*	UiPath Inc. Class A	193,934	8,364
*	Avalara Inc.	61,424	7,930
*	IAC/InterActiveCorp.	59,678	7,801
*	Lattice Semiconductor Corp.	99,736	7,686
*	Aspen Technology Inc.	49,720	7,567
*	Manhattan Associates Inc.	46,927	7,297
	Bentley Systems Inc. Class B	149,539	7,227
*	Smartsheet Inc. Class A	89,608	6,940
*	Guidewire Software Inc.	60,475	6,866
	Jabil Inc.	97,034	6,826
*	Five9 Inc.	49,638	6,816
*	Elastic NV	55,172	6,791
*	Arrow Electronics Inc.	49,973	6,710
*	Pure Storage Inc. Class A	203,435	6,622
*	Silicon Laboratories Inc.	30,295	6,253
*	DXC Technology Co.	184,075	5,925
	Vertiv Holdings Co. Class A	225,872	5,640
	Concentrix Corp.	31,520	5,630
	Azenta Inc.	54,273	5,596
*	II-VI Inc.	79,935	5,462
	Universal Display Corp.	32,012	5,283
*	Dropbox Inc. Class A	214,603	5,266
*	Ambarella Inc.	25,948	5,265
*	Nutanix Inc. Class A	158,158	5,039
	KBR Inc.	101,873	4,851
*	Anaplan Inc.	104,202	4,778
*	Rapid7 Inc.	40,060	4,715
*	CACI International Inc. Class A	17,488	4,708
	Dolby Laboratories Inc. Class A	49,118	4,677
*	IPG Photonics Corp.	25,998	4,475
*	Novanta Inc.	25,323	4,465
*	New Relic Inc.	39,596	4,354
*	Semtech Corp.	48,593	4,321
*	Asana Inc. Class A	57,134	4,259
*	Blackline Inc.	39,111	4,050
	Power Integrations Inc.	43,014	3,996
*	Cirrus Logic Inc.	43,188	3,974
*	Digital Turbine Inc.	65,152	3,974
*	NCR Corp.	98,658	3,966
*	Workiva Inc. Class A	30,345	3,960
	CMC Materials Inc.	20,493	3,928
	National Instruments Corp.	89,608	3,913
*	Varonis Systems Inc. Class B	79,987	3,902
*	MaxLinear Inc.	51,382	3,874
*	Rogers Corp.	14,097	3,848
*	SPS Commerce Inc.	26,942	3,835
*	Ziff Davis Inc.	34,201	3,792
*	Tenable Holdings Inc.	67,467	3,715
*	Onto Innovation Inc.	36,572	3,702
		Shares	Market Value• ($000)
	Science Applications International Corp.	43,118	3,604
	CDK Global Inc.	85,882	3,585
	TD SYNNEX Corp.	31,328	3,583
*	Qualys Inc.	26,069	3,577
*	Procore Technologies Inc.	44,360	3,547
*	Diodes Inc.	31,535	3,463
*	Change Healthcare Inc.	160,413	3,430
	Pegasystems Inc.	30,068	3,362
*	Sailpoint Technologies Holdings Inc.	69,419	3,356
*	Teradata Corp.	77,701	3,300
*	DigitalOcean Holdings Inc.	40,926	3,288
*	Dun & Bradstreet Holdings Inc.	159,200	3,262
*	Fabrinet	27,354	3,241
*	Q2 Holdings Inc.	39,768	3,159
*	Sitime Corp.	10,768	3,150
*	Perficient Inc.	24,077	3,113
*	Envestnet Inc.	38,247	3,035
	Avnet Inc.	73,310	3,023
*	Mandiant Inc.	169,451	2,972
*	Upwork Inc.	86,296	2,948
*	Blackbaud Inc.	36,335	2,870
*	Box Inc. Class A	109,469	2,867
*	Alarm.com Holdings Inc.	33,052	2,803
*	Insight Enterprises Inc.	26,010	2,773
*	MACOM Technology Solutions Holdings Inc. Class H	35,126	2,750
*	Altair Engineering Inc. Class A	35,322	2,731
*	FormFactor Inc.	59,420	2,717
*	Alteryx Inc. Class A	44,129	2,670
*	Fastly Inc. Class A	74,876	2,654
*	MicroStrategy Inc. Class A	4,690	2,554
	Advanced Energy Industries Inc.	27,599	2,513
	Switch Inc. Class A	84,879	2,431
*	Cargurus Inc.	71,970	2,421
*	Rambus Inc.	81,969	2,409
*	Kyndryl Holdings Inc.	133,000	2,407
*	nCino Inc.	42,510	2,332
*	Verint Systems Inc.	44,123	2,317
*	LiveRamp Holdings Inc.	47,929	2,298
	Xerox Holdings Corp.	101,060	2,288
*	Sprout Social Inc. Class A	25,012	2,268
*	E2open Parent Holdings Inc.	201,409	2,268
*	Cerence Inc.	28,820	2,209
*	Bumble Inc. Class A	62,445	2,114
*	CommVault Systems Inc.	29,889	2,060
*	Momentive Global Inc.	94,074	1,990
	Shutterstock Inc.	17,907	1,986
*	3D Systems Corp.	92,037	1,982
	Vishay Intertechnology Inc.	90,585	1,981
*	Sanmina Corp.	47,535	1,971
*	Plexus Corp.	20,468	1,963
*	Everbridge Inc.	28,769	1,937
*	Appian Corp. Class A	29,654	1,934

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Bottomline Technologies DE Inc.	33,156	1,872
*	TechTarget Inc.	19,513	1,867
*	Jamf Holding Corp.	49,023	1,863
	Amkor Technology Inc.	75,024	1,860
*	PagerDuty Inc.	53,003	1,842
*	Yelp Inc. Class A	50,664	1,836
*	Vimeo Inc.	101,600	1,825
	McAfee Corp.Class A	68,611	1,769
*	LivePerson Inc.	49,354	1,763
*	Allegro MicroSystems Inc.	48,717	1,763
*	Axcelis Technologies Inc.	23,559	1,757
*	Ultra Clean Holdings Inc.	30,620	1,756
*	NetScout Systems Inc.	51,332	1,698
*	Allscripts Healthcare Solutions Inc.	88,801	1,638
*,1	C3.ai Inc. Class A	52,006	1,625
*	Magnite Inc.	91,779	1,606
*	Appfolio Inc. Class A	13,239	1,603
*	Zuora Inc. Class A	85,113	1,590
*	Covetrus Inc.	78,521	1,568
	Progress Software Corp.	31,974	1,543
*	Duck Creek Technologies Inc.	50,458	1,519
*	SentinelOne Inc. Class A	29,413	1,485
*	BigCommerce Holdings Inc. Series 1	41,732	1,476
*	Super Micro Computer Inc.	33,095	1,455
*	Qualtrics International Inc. Class A	41,052	1,453
*	Amplitude Inc. Class A	27,051	1,432
	Xperi Holding Corp.	74,486	1,409
*	Confluent Inc. Class A	18,463	1,408
*	DoubleVerify Holdings Inc.	41,378	1,377
*	Schrodinger Inc.	38,258	1,333
*	Ping Identity Holding Corp.	57,748	1,321
*	Cohu Inc.	34,493	1,314
	Methode Electronics Inc.	25,680	1,263
*	Impinj Inc.	14,190	1,259
	CSG Systems International Inc.	21,667	1,248
*	SMART Global Holdings Inc.	17,079	1,212
*	Avaya Holdings Corp.	60,799	1,204
*	Grid Dynamics Holdings Inc.	31,616	1,200
*	Bandwidth Inc. Class A	16,437	1,180
*	ePlus Inc.	21,582	1,163
*	PROS Holdings Inc.	32,293	1,114
*	JFrog Ltd.	37,289	1,107
*	TTM Technologies Inc.	73,819	1,100
*	Veeco Instruments Inc.	38,600	1,099
*	Domo Inc. Class B	21,502	1,067
*	HashiCorp Inc. Class A	11,470	1,044
*	Eventbrite Inc. Class A	59,342	1,035
*	PAR Technology Corp.	19,575	1,033
*	Unisys Corp.	50,017	1,029
*	Ichor Holdings Ltd.	22,247	1,024
		Shares	Market Value• ($000)
*	Alpha & Omega Semiconductor Ltd.	16,345	990
*	Informatica Inc. Class A	26,730	988
*	Porch Group Inc.	61,386	957
*	Sumo Logic Inc.	67,832	920
	CTS Corp.	24,932	916
*	Vroom Inc.	82,248	887
*	ACM Research Inc. Class A	10,023	855
*	Olo Inc. Class A	40,554	844
*	Yext Inc.	84,809	841
*	Model N Inc.	26,218	787
*	Paycor HCM Inc.	27,233	785
*	Parsons Corp.	23,024	775
*,1	Skillz Inc. Class A	103,610	771
*	CEVA Inc.	17,776	769
*	nLight Inc.	32,010	767
*	Avid Technology Inc.	23,464	764
*	PDF Solutions Inc.	23,440	745
*	Photronics Inc.	39,547	745
	A10 Networks Inc.	43,321	718
*	ScanSource Inc.	20,342	714
*	Gitlab Inc. Class A	8,111	706
	Benchmark Electronics Inc.	25,991	704
*	Consensus Cloud Solutions Inc.	11,865	687
*	KnowBe4 Inc. Class A	29,278	672
*	PubMatic Inc. Class A	19,636	669
	American Software Inc. Class A	24,530	642
*,1	MicroVision Inc.	128,120	642
*	Aeva Technologies Inc.	84,835	641
*	Thoughtworks Holding Inc.	23,903	641
*	Agilysys Inc.	14,100	627
*	Squarespace Inc. Class A	20,996	619
*	NeoPhotonics Corp.	39,941	614
*	Tucows Inc. Class A	7,256	608
	Simulations Plus Inc.	12,769	604
	Ebix Inc.	19,682	598
*,1	Toast Inc. Class A	17,033	591
*	Samsara Inc. Class A	20,923	588
*	Freshworks Inc. Class A	22,329	586
*	Mitek Systems Inc.	32,431	576
*	Telos Corp.	36,593	564
*,1	Matterport Inc.	27,276	563
*	ChannelAdvisor Corp.	22,222	548
*	N-Able Inc.	48,062	533
*	CCC Intelligent Solutions Holdings Inc.	46,460	529
*	Alkami Technology Inc.	25,946	520
*	Datto Holding Corp.	19,159	505
*	Diebold Nixdorf Inc.	54,310	492
*	Digimarc Corp.	12,298	486
*	Ouster Inc.	90,862	472
*	Braze Inc. Class A	6,056	467
*	Aehr Test Systems	19,246	465
*	Veritone Inc.	20,183	454
*	OneSpan Inc.	26,626	451
	SolarWinds Corp.	31,473	447
*	ON24 Inc.	25,548	443
*	Groupon Inc. Class A	19,066	442
*	Identiv Inc.	15,541	437

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Vivid Seats Inc. Class A	38,428	418
*	Kimball Electronics Inc.	18,993	413
*	Clear Secure Inc. Class A	12,685	398
*	SEMrush Holdings Inc. Class A	18,780	392
	Hackett Group Inc.	18,898	388
*	Upland Software Inc.	21,216	381
*,1	IonQ Inc.	21,729	363
*,1	indie Semiconductor Inc. Class A	29,463	353
*	Rackspace Technology Inc.	25,384	342
*	Expensify Inc. Class A	7,673	338
*	Limelight Networks Inc.	97,550	335
*	Vertex Inc. Class A	20,194	320
*,1	Cyxtera Technologies Inc.	25,325	319
*	Atomera Inc.	15,733	317
*	Enfusion Inc. Class A	14,927	313
*	Brightcove Inc.	28,097	287
*	AXT Inc.	31,140	274
*	Benefitfocus Inc.	25,408	271
*	Mediaalpha Inc. Class A	16,954	262
*	CyberOptics Corp.	5,602	260
*	Cleanspark Inc.	26,714	254
*	Kopin Corp.	60,695	248
	NVE Corp.	3,600	246
	PC Connection Inc.	5,500	237
*	TrueCar Inc.	69,175	235
*	Rimini Street Inc.	39,158	234
*	Nextdoor Holdings Inc.	29,453	232
*	EMCORE Corp.	33,037	231
*	ForgeRock Inc. Class A	8,618	230
*	Alpine 4 Holdings Inc.	112,051	215
*	MeridianLink Inc.	9,846	212
*	Sprinklr Inc. Class A	13,269	211
*	Xometry Inc. Class A	4,117	211
*	SmartRent Inc.	21,719	210
*	Quantum Corp.	37,265	206
*	GTY Technologies Holdings Inc.	27,972	187
*	EverQuote Inc. Class A	11,800	185
*	Red Violet Inc.	4,574	182
*	Daktronics Inc.	32,859	166
*	CoreCard Corp.	4,258	165
*	Intapp Inc.	6,549	165
*	Pixelworks Inc.	36,496	161
*	Couchbase Inc.	6,416	160
*,1	KULR Technology Group Inc.	58,050	160
*	Zeta Global Holdings Corp. Class A	18,908	159
*	comScore Inc.	46,679	156
*	Nuvve Holding Corp.	11,466	153
	Richardson Electronics Ltd.	11,184	151
*	Computer Task Group Inc.	14,832	148
*	AvePoint Inc.	23,431	147
*	eGain Corp.	14,040	140
*	VirnetX Holding Corp.	53,507	139
*	WM Technology Inc.	23,255	139
*	Smith Micro Software Inc.	27,361	135
		Shares	Market Value• ($000)
*	Greenidge Generation Holdings Inc.	7,916	127
*,1	KORE Group Holdings Inc.	17,768	120
*	SecureWorks Corp. Class A	7,362	118
*	Phunware Inc.	44,346	117
*,1	NextNav Inc.	13,072	115
*	Synchronoss Technologies Inc.	43,985	107
*	Immersion Corp.	18,110	103
*	Asure Software Inc.	12,707	99
*	Innodata Inc.	16,482	98
*	SkyWater Technology Inc.	6,058	98
*	Everspin Technologies Inc.	8,435	95
*,1	1stdibs.com Inc.	7,570	95
*	Arteris Inc.	4,387	93
*	Astronova Inc.	6,757	91
*	Intevac Inc.	18,754	88
*	Super League Gaming Inc.	37,313	88
*	Issuer Direct Corp.	2,964	87
*	Zedge Inc. Class B	10,242	87
*	Exela Technologies Inc.	97,169	85
*	BuzzFeed Inc.	16,000	85
*	Stronghold Digital Mining Inc. Class A	6,459	83
*	Viant Technology Inc. Class A	8,483	82
*	inTEST Corp.	6,184	79
*	NerdWallet Inc. Class A	5,022	78
*	TransAct Technologies Inc.	7,051	77
*	Verb Technology Co. Inc.	62,112	77
*	GSI Technology Inc.	15,882	74
*	Park City Group Inc.	12,115	71
*	Intellicheck Inc.	14,706	68
*	Marin Software Inc.	17,513	65
*	eMagin Corp.	50,679	65
*	Remark Holdings Inc.	64,944	64
*,1	SeaChange International Inc.	39,652	63
*	Mastech Digital Inc.	3,641	62
*	Boxlight Corp. Class A	44,270	61
*	QuickLogic Corp.	11,891	61
*	One Stop Systems Inc.	11,905	59
*	Amtech Systems Inc.	5,730	57
*	Steel Connect Inc.	40,391	56
*	Quantum Computing Inc.	16,529	56
*	Key Tronic Corp.	8,842	55
*	Waitr Holdings Inc.	72,347	54
*	Research Frontiers Inc.	30,521	52
*	Inuvo Inc.	84,564	45
*,1	IronNet Inc.	10,232	43
*	WidePoint Corp.	10,057	40
*	CSP Inc.	4,375	38
*	Data I/O Corp.	8,084	37
*	Kubient Inc.	12,180	37
*	AudioEye Inc.	5,086	36
*	NetSol Technologies Inc.	9,164	36
*	Flux Power Holdings Inc.	8,489	36
*	Cipher Mining Inc.	7,796	36

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Akerna Corp.	17,668	31
*	CVD Equipment Corp.	7,295	30
*	Intrusion Inc.	6,811	23
*	EngageSmart Inc.	779	19
*,1	NXT-ID Inc.	5,781	18
*	Backblaze Inc. Class A	596	10
*	Weave Communications Inc.	672	10
*	UserTesting Inc.	948	8
*	EverCommerce Inc.	299	5
			10,354,606
Telecommunications (2.6%)
	Cisco Systems Inc.	2,816,887	178,506
	Comcast Corp. Class A	3,383,345	170,284
	Verizon Communications Inc.	2,809,913	146,003
	AT&T Inc.	5,301,395	130,414
*	Charter Communications Inc. Class A	86,456	56,367
*	T-Mobile US Inc.	417,468	48,418
	Motorola Solutions Inc.	125,573	34,118
*	Arista Networks Inc.	169,310	24,338
*	Roku Inc.	86,968	19,846
*	Liberty Broadband Corp. Class C	93,187	15,012
	Lumen Technologies Inc.	743,966	9,337
*	Ciena Corp.	115,520	8,892
	Juniper Networks Inc.	233,421	8,335
	Cable One Inc.	4,254	7,502
*	DISH Network Corp. Class A	180,113	5,843
*	Lumentum Holdings Inc.	51,508	5,448
*	Frontier Communications Parent Inc.	178,401	5,261
*	Liberty Broadband Corp. Class A	28,833	4,639
*	Vonage Holdings Corp.	178,837	3,718
*	Iridium Communications Inc.	88,388	3,650
*	Calix Inc.	40,240	3,218
*	Viavi Solutions Inc.	177,712	3,131
*	Altice USA Inc. Class A	160,411	2,595
*	ViaSat Inc.	52,783	2,351
	Cogent Communications Holdings Inc.	31,370	2,296
*	CommScope Holding Co. Inc.	152,586	1,685
*	Vocera Communications Inc.	25,729	1,668
	Telephone and Data Systems Inc.	78,514	1,582
*	Extreme Networks Inc.	96,548	1,516
	InterDigital Inc.	21,029	1,506
*	8x8 Inc.	84,964	1,424
*,1	fuboTV Inc.	90,136	1,399
*	Infinera Corp.	139,978	1,342
*	WideOpenWest Inc.	41,722	898
	Shenandoah Telecommunications Co.	34,812	888
*	Harmonic Inc.	74,523	876
*	Plantronics Inc.	29,560	867
	ADTRAN Inc.	37,936	866
		Shares	Market Value• ($000)
*	Globalstar Inc.	702,639	815
*	Clearfield Inc.	8,536	721
*	EchoStar Corp. Class A	26,979	711
*	IDT Corp. Class B	15,582	688
*	NETGEAR Inc.	21,216	620
*	Digi International Inc.	23,507	578
*	Anterix Inc.	8,706	512
	Comtech Telecommunications Corp.	20,974	497
*	Gogo Inc.	34,343	465
*	Consolidated Communications Holdings Inc.	61,520	460
*	Inseego Corp.	69,496	405
	ATN International Inc.	9,274	371
*	Ooma Inc.	15,836	324
*	US Cellular Corp.	9,900	312
*	Ribbon Communications Inc.	51,279	310
*	Aviat Networks Inc.	9,063	291
*,1	AST SpaceMobile Inc.	32,253	256
*	Akoustis Technologies Inc.	34,010	227
*	DZS Inc.	13,911	226
*	Cambium Networks Corp.	8,665	222
*	CalAmp Corp.	23,146	163
*	Lantronix Inc.	20,747	162
*	KVH Industries Inc.	15,289	141
	Spok Holdings Inc.	13,611	127
*	Powerfleet Inc.	26,138	124
*	Hemisphere Media Group Inc. Class A	16,938	123
*	Casa Systems Inc.	21,249	120
*	Genasys Inc.	27,518	110
*	Airgain Inc.	10,184	108
	Bel Fuse Inc. Class B	7,486	97
	PCTEL Inc.	16,184	92
*	Applied Optoelectronics Inc.	17,785	91
*,1	Resonant Inc.	45,116	77
*	Franklin Wireless Corp.	11,013	48
*	Airspan Networks Holdings Inc.	11,905	45
	Network-1 Technologies Inc.	15,271	43
*,1	Vislink Technologies Inc.	33,062	39
*	IHS Holding Ltd.	1,715	24
	Bel Fuse Inc. Class A	1,376	20
*	Kaltura Inc.	2,603	9
			926,813
Utilities (2.7%)
	NextEra Energy Inc.	1,456,730	136,000
	Duke Energy Corp.	574,198	60,233
	Southern Co.	791,721	54,296
	Waste Management Inc.	311,914	52,058
	Dominion Energy Inc.	600,644	47,187
	Exelon Corp.	723,622	41,796
	American Electric Power Co. Inc.	373,204	33,204
	Sempra Energy (XNYS)	233,218	30,850
	Xcel Energy Inc.	396,890	26,869
	Waste Connections Inc. (XTSE)	193,916	26,425

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	American Water Works Co. Inc.	134,035	25,314
	Public Service Enterprise Group Inc.	376,618	25,132
	Eversource Energy	255,836	23,276
	WEC Energy Group Inc.	231,434	22,465
	Consolidated Edison Inc.	262,524	22,399
	Republic Services Inc. Class A	152,763	21,303
	Edison International	282,735	19,297
*	PG&E Corp.	1,446,398	17,559
	Ameren Corp.	190,111	16,922
	Entergy Corp.	149,875	16,883
	PPL Corp.	558,891	16,800
	FirstEnergy Corp.	402,022	16,720
	DTE Energy Co.	129,485	15,479
	CMS Energy Corp.	214,078	13,926
	CenterPoint Energy Inc.	469,779	13,112
	Evergy Inc.	168,226	11,542
	AES Corp.	470,440	11,432
	Alliant Energy Corp.	184,663	11,351
	Atmos Energy Corp.	98,136	10,282
	Essential Utilities Inc.	168,377	9,040
	Vistra Corp.	363,836	8,285
	NiSource Inc.	291,577	8,050
	NRG Energy Inc.	179,565	7,736
	UGI Corp.	156,182	7,170
	OGE Energy Corp.	151,288	5,806
	Pinnacle West Capital Corp.	81,338	5,742
*	Sunrun Inc.	147,414	5,056
	IDACORP Inc.	38,105	4,318
	National Fuel Gas Co.	66,738	4,267
*	Evoqua Water Technologies Corp.	89,793	4,198
*	Stericycle Inc.	68,786	4,102
*	Clean Harbors Inc.	36,559	3,648
	Portland General Electric Co.	68,851	3,644
	Black Hills Corp.	48,478	3,421
	Hawaiian Electric Industries Inc.	78,553	3,260
*	Casella Waste Systems Inc. Class A	36,992	3,160
	New Jersey Resources Corp.	71,766	2,947
	Southwest Gas Holdings Inc.	41,281	2,892
	PNM Resources Inc.	63,112	2,879
	Avangrid Inc.	57,456	2,866
	California Water Service Group	39,026	2,804
	ONE Gas Inc.	35,855	2,782
	American States Water Co.	26,888	2,781
	ALLETE Inc.	40,341	2,677
	Ormat Technologies Inc. (XNYS)	32,990	2,616
	Spire Inc.	38,896	2,537
	South Jersey Industries Inc.	87,990	2,298
	Avista Corp.	53,022	2,253
	NorthWestern Corp.	38,170	2,182
	MGE Energy Inc.	26,293	2,163
*	Sunnova Energy International Inc.	67,344	1,880
		Shares	Market Value• ($000)
	Chesapeake Utilities Corp.	12,119	1,767
	SJW Group	22,882	1,675
	Clearway Energy Inc. Class C	42,361	1,526
	Middlesex Water Co.	12,618	1,518
	Clearway Energy Inc. Class A	40,968	1,372
	Northwest Natural Holding Co.	21,391	1,043
*	Harsco Corp.	62,068	1,037
*	US Ecology Inc.	24,740	790
	Unitil Corp.	12,578	579
	York Water Co.	11,577	576
*	Heritage-Crystal Clean Inc.	14,000	448
	Artesian Resources Corp. Class A	7,562	350
*	Archaea Energy Inc.	17,089	312
*	Pure Cycle Corp.	16,672	243
	Global Water Resources Inc.	9,516	163
*	Aris Water Solution Inc. Class A	11,904	154
	RGC Resources Inc.	6,282	145
*	Vertex Energy Inc.	31,600	143
	Via Renewables Inc. Class A	10,830	124
*	Quest Resource Holding Corp.	15,848	110
*	Advanced Emissions Solutions Inc.	16,504	109
*	Sharps Compliance Corp.	13,484	96
*	Genie Energy Ltd. Class B	14,713	82
*	Cadiz Inc.	16,180	63
*	Perma-Fix Environmental Services Inc.	9,152	58
*	Charah Solutions Inc.	11,840	56
			984,111
Total Common Stocks (Cost $12,091,597)			35,732,629
		Face Amount ($000)
Corporate Bonds (0.0%)
[4]	GAMCO Investors Inc. 4.000%, 6/15/23 (Cost $9)	9	9
		Shares
Preferred Stocks (0.0%)
	Air T Funding Preference Shares 8.000%, 6/7/49	165	4
*	Meta Material Inc. Preference Shares 0.000%, 1/31/22	96,774	146
Total Preferred Stocks (Cost $39)			150

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5,6]	Vanguard Market Liquidity Fund, 0.090% (Cost $140,306)	1,403,391	140,325
Total Investments (100.0%) (Cost $12,231,951)			35,873,113
Other Assets and Liabilities—Net (0.0%)			(16,155)
Net Assets (100%)			35,856,958
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,698,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Step bond.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $64,567,000 was received for securities on loan, of which $63,038,000 is held in Vanguard Market Liquidity Fund and $1,529,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	15	1,682	20
E-mini S&P 500 Index	March 2022	455	108,256	2,445
E-mini S&P Mid-Cap 400 Index	March 2022	30	8,513	198
				2,663

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,091,645)	35,732,788
Affiliated Issuers (Cost $140,306)	140,325
Total Investments in Securities	35,873,113
Investment in Vanguard	1,163
Cash	2,140
Cash Collateral Pledged—Futures Contracts	5,108
Receivables for Investment Securities Sold	237
Receivables for Accrued Income	22,358
Receivables for Capital Shares Issued	37,973
Total Assets	35,942,092
Liabilities
Payables for Investment Securities Purchased	339
Collateral for Securities on Loan	64,567
Payables for Capital Shares Redeemed	19,637
Payables to Vanguard	315
Variation Margin Payable—Futures Contracts	276
Total Liabilities	85,134
Net Assets	35,856,958
At December 31, 2021, net assets consisted of:

Paid-in Capital	11,317,112
Total Distributable Earnings (Loss)	24,539,846
Net Assets	35,856,958

Institutional Shares—Net Assets
Applicable to 8,586,301 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	757,440
Net Asset Value Per Share—Institutional Shares	$88.21

Institutional Plus Shares—Net Assets
Applicable to 398,001,356 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,099,518
Net Asset Value Per Share—Institutional Plus Shares	$88.19

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	463,443
Interest[2]	70
Securities Lending—Net	4,179
Total Income	467,692
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,761
Management and Administrative—Institutional Shares	92
Management and Administrative—Institutional Plus Shares	3,253
Marketing and Distribution—Institutional Shares	24
Marketing and Distribution—Institutional Plus Shares	422
Custodian Fees	314
Auditing Fees	32
Shareholders’ Reports—Institutional Shares	19
Shareholders’ Reports—Institutional Plus Shares	189
Trustees’ Fees and Expenses	10
Total Expenses	7,116
Net Investment Income	460,576
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,870,976
Futures Contracts	43,301
Realized Net Gain (Loss)	2,914,277
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,660,572
Futures Contracts	(185)
Change in Unrealized Appreciation (Depreciation)	4,660,387
Net Increase (Decrease) in Net Assets Resulting from Operations	8,035,240
1	Dividends are net of foreign withholding taxes of $30,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $70,000, $8,000, less than $1,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $392,277,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	460,576	643,942
Realized Net Gain (Loss)	2,914,277	8,850,195
Change in Unrealized Appreciation (Depreciation)	4,660,387	(2,905,850)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,035,240	6,588,287
Distributions
Institutional Shares	(39,540)	(35,557)
Institutional Plus Shares	(1,839,169)	(1,661,023)
Return of Capital
Institutional Shares	—	(41,549)
Institutional Plus Shares	—	(1,940,947)
Total Distributions	(1,878,709)	(3,679,076)
Capital Share Transactions
Institutional Shares	(52,436)	(130,393)
Institutional Plus Shares	(3,016,553)	(11,368,319)
Net Increase (Decrease) from Capital Share Transactions	(3,068,989)	(11,498,712)
Total Increase (Decrease)	3,087,542	(8,589,501)
Net Assets
Beginning of Period	32,769,416	41,358,917
End of Period	35,856,958	32,769,416

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$73.97	$68.66	$54.09	$59.47	$50.34
Investment Operations
Net Investment Income[1]	1.086	1.171	1.182	1.178	1.013
Net Realized and Unrealized Gain (Loss) on Investments	17.890	12.690	15.381	(4.186)	9.542
Total from Investment Operations	18.976	13.861	16.563	(3.008)	10.555
Distributions
Dividends from Net Investment Income	(1.100)	(1.325)	(1.245)	(1.185)	(1.025)
Distributions from Realized Capital Gains	(3.636)	(2.541)	(.748)	(1.187)	(.400)
Distributions from Return of Capital	—	(4.685)	—	—	—
Total Distributions	(4.736)	(8.551)	(1.993)	(2.372)	(1.425)
Net Asset Value, End of Period	$88.21	$73.97	$68.66	$54.09	$59.47
Total Return	25.75%	20.99%	30.86%	-5.15%	21.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$757	$682	$722	$494	$692
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.72%	1.87%	1.94%	1.85%
Portfolio Turnover Rate[2]	5%	11%	5%	7%	7%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$73.96	$68.66	$54.09	$59.47	$50.35
Investment Operations
Net Investment Income[1]	1.095	1.143	1.182	1.191	1.028
Net Realized and Unrealized Gain (Loss) on Investments	17.877	12.715	15.387	(4.193)	9.528
Total from Investment Operations	18.972	13.858	16.569	(3.002)	10.556
Distributions
Dividends from Net Investment Income	(1.108)	(1.326)	(1.251)	(1.191)	(1.036)
Distributions from Realized Capital Gains	(3.634)	(2.543)	(.748)	(1.187)	(.400)
Distributions from Return of Capital	—	(4.689)	—	—	—
Total Distributions	(4.742)	(8.558)	(1.999)	(2.378)	(1.436)
Net Asset Value, End of Period	$88.19	$73.96	$68.66	$54.09	$59.47
Total Return	25.75%	20.99%	30.88%	-5.14%	21.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,100	$32,088	$40,637	$33,250	$42,862
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.69%	1.88%	1.95%	1.87%
Portfolio Turnover Rate[2]	5%	11%	5%	7%	7%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Total Stock Market Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Institutional Total Stock Market Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,163,000, representing less than 0.01% of the fund’s net assets and 0.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Institutional Total Stock Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,731,079	1,203	347	35,732,629
Corporate Bonds	—	9	—	9
Preferred Stocks	150	—	—	150
Temporary Cash Investments	140,325	—	—	140,325
Total	35,871,554	1,212	347	35,873,113
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,663	—	—	2,663
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment compaines, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	574,730
Total Distributable Earnings (Loss)	(574,730)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purpose. As

Institutional Total Stock Market Index Fund
of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	13,444
Undistributed Long-Term Gains	911,018
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	23,615,384
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	520,009	739,407
Long-Term Capital Gains	1,358,700	957,173
Return of Capital	—	1,982,496
Total	1,878,709	3,679,076
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,257,729
Gross Unrealized Appreciation	24,673,127
Gross Unrealized Depreciation	(1,057,743)
Net Unrealized Appreciation (Depreciation)	23,615,384
E.	During the year ended December 31, 2021, the fund purchased $1,652,274,000 of investment securities and sold $6,005,639,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $548,868,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $127,705,000 and sales were $88,696,000, resulting in net realized gain of $24,163,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Institutional Total Stock Market Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	147,693	1,815	206,134	3,340
Issued in Lieu of Cash Distributions	26,460	301	55,101	785
Redeemed	(226,589)	(2,745)	(391,628)	(5,419)
Net Increase (Decrease)—Institutional Shares	(52,436)	(629)	(130,393)	(1,294)
Institutional Plus Shares
Issued	2,981,102	35,930	5,537,354	86,814
Issued in Lieu of Cash Distributions	1,742,544	19,926	3,379,392	48,473
Redeemed	(7,740,199)	(91,703)	(20,285,065)	(293,331)
Net Increase (Decrease)—Institutional Plus Shares	(3,016,553)	(35,847)	(11,368,319)	(158,044)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For corporate shareholders, 79.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund distributed $441,928,000 of qualified dividend income to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund distributed $1,534,085,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. The Vanguard Institutional Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of the Vanguard Institutional Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Institutional Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or the Vanguard Institutional Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Institutional Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Institutional Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Institutional Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Institutional Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Institutional Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q8710 022022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2021: $64,000
Fiscal Year Ended December 31, 2020: $61,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2021: $11,244,694
Fiscal Year Ended December 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2021: $2,955,181
Fiscal Year Ended December 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended December 31, 2021: $2,047,574
Fiscal Year Ended December 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended December 31, 2021: $280,000
Fiscal Year Ended December 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2021: $2,327,574
Fiscal Year Ended December 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN CHIEF FINANCIAL OFFICER

Date: February 18, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.